UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Geoffrey R.T. Kenyon, Esq.
200 West Street	Dechert LLP
New York, New York 10282	200 Clarendon Street
27th Floor Boston, MA 02116-5021

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 28, 2011

Financial Square Funds
Federal
Government
Money Market
Prime Obligations
Tax-Exempt California
Tax-Exempt New York
Tax-Free Money Market
Treasury Instruments
Treasury Obligations

Goldman Sachs Financial Square Funds

■	FEDERAL FUND

■	GOVERNMENT FUND

■	MONEY MARKET FUND

■	PRIME OBLIGATIONS FUND

■	TAX-EXEMPT CALIFORNIA FUND

■	TAX-EXEMPT NEW YORK FUND

■	TAX-FREE MONEY MARKET FUND

■	TREASURY INSTRUMENTS FUND

■	TREASURY OBLIGATIONS FUND

TABLE OF CONTENTS

Principal Investment Strategies and Risks	1

Market Review	2

Portfolio Results	4

Yield Summary	7

Sector Allocations	8

Schedules of Investments	11

Financial Statements	58

Notes to Financial Statements	67

Financial Highlights	84

Other Information	102

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Principal Investment Strategies and Risks

Taxable Funds The Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Federal and Government Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Prime Obligations and Money Market Funds pursue their investment objectives by investing in U.S. Government Securities (as defined in the Funds’ Prospectuses), obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Money Market Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Treasury Obligations Fund pursues its investment objective by investing only in securities issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such securities. The Government Fund pursues its investment objective by investing, directly or indirectly, only in U.S. Government Securities and repurchase agreements relating to such securities. The Treasury Instruments and Federal Funds pursue their investment objectives by limiting their investments only to U.S. Treasury Obligations (as defined in the Funds’ Prospectuses) and U.S. Government Securities, respectively, the interest from which is generally exempt from state income taxation. You should consult your tax adviser to determine whether distributions from the Treasury Instruments and Federal Funds (and any other Fund that may hold such obligations) derived from interest on such obligations are exempt from state income taxation in your own state. In order to obtain a rating from a rating organization, the Prime Obligations, Money Market, Treasury Instruments, Treasury Obligations, Government and Federal Funds may be subject to additional investment restrictions.

Tax-Exempt Funds The Tax-Free Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Tax-Exempt California and Tax-Exempt New York Funds seek to provide shareholders, to the extent consistent with preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal obligations. In addition, the Tax-Exempt California and Tax-Exempt New York Funds seek to provide shareholders with income exempt from California personal income tax and New York State and New York City personal income taxes, respectively, by investing in obligations the interest on which is exempt from those taxes. The Tax-Free Money Market, Tax-Exempt California and Tax-Exempt New York Funds pursue their investment objectives by investing in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax.

In order to obtain a rating from a rating organization, the Tax-Free Money Market Fund may be subject to additional investment restrictions.

An investment in a Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

MARKET REVIEW

Goldman Sachs Financial Square Funds

Economic and Market Review

After a slowdown that raised fears of a double dip recession, the U.S. economic recovery regained momentum during the six months ended February 28, 2011 (the “Reporting Period”). Yields in the money markets remained at low levels throughout the Reporting Period.

When the Reporting Period began in September 2010, U.S. economic data was mixed. Earlier gains in U.S. industrial production and business investment had leveled out, and though activity slowed across manufacturing and services, these sectors still continued to expand. The exception to this pattern in the U.S. economy was consumer demand, which remained constrained by ongoing job losses and a persistently weak housing market. Indeed, although the economy expanded at an annualized rate of 2.6% in the third calendar quarter, neither labor market nor housing market data showed a consistently positive trend.

The Federal Reserve (the “Fed”) noted that inflation was likely to remain below levels “consistent with its mandate” for some time, thus opening the door for further quantitative easing, or asset purchases. Economic and policy conditions kept downward pressure on benchmark government yields, such that the two-year U.S. Treasury yield fell to a historic low around 0.50%. In our view, although economic growth had slowed from earlier in 2010, it continued to follow a historical pattern, whereby activity grows rapidly as the economy exits recession and then experiences a mid-cycle pause before settling into a more sustainable rate.

In the fourth calendar quarter, U.S. economic data offered little to contradict the widespread belief that the recovery was making progress. U.S. Gross Domestic Product (“GDP”) increased at an annualized rate of 2.8%. Domestic demand was generally positive, with durable goods orders springing back from a sharp dip in October and consumer spending on track for an annual growth rate of approximately 4%. Despite estimates by the Conference Board of a slight decline in consumer confidence, retail traffic was robust during the December holiday season. For the full year 2010, the U.S. Department of Commerce reported consumer spending growth of 3.5%, and the Institute for Supply Management (ISM) services and manufacturing indexes posted multi-year record gains. Although employment data did not indicate a definitive turnaround, the job market began showing signs of life, with December non-farm payrolls modestly increasing by 103,000. The unemployment rate dropped to 9.4%. According to the U.S. Department of Labor’s final report of 2010, jobless claims fell to a two-year low of 388,000 in December.

Toward the end of the fourth calendar quarter, U.S. Treasury yields reversed their declining trend, although yields at the short-term end of the curve remained low, anchored by the Fed keeping the targeted federal funds rate near zero. Further stimulus — including more quantitative easing by the Fed, formally announced in November, and extensions of tax cuts and jobless benefits in December — boosted confidence in the recovery and prompted upward revisions to economic growth forecasts by many.

The economy continued to improve in early 2011. February’s non-farm payrolls were in line with forecasts, with an increase of 192,000. The Fed’s first meeting of 2011 brought no surprises. While the Fed noted an increase in commodities prices, it reiterated that underlying inflation measures “have been trending downward.”

MARKET REVIEW

The economic recovery continued overseas as well. The Eurozone continued to beat expectations despite the economic contractions in peripheral European Union member states. Growth in many emerging market countries tended to be far more robust than that of their developed markets counterparts.

The combination of all these factors, plus the Fed’s decision to continue holding the targeted federal funds rate in a range between zero and 0.25%, kept taxable and tax-exempt money market yields low throughout the Reporting Period.

Additionally, a theme that impacted the money markets during the Reporting Period was the changing regulatory environment. Perhaps most prominent was the ongoing effort by money market funds to comply with amendments to SEC Rule 2a-7, which were designed to improve the transparency of money market funds and their stability during periods of market turmoil. These new regulations sought to increase credit quality, improve liquidity, shorten maturity limits and modify the reporting requirements of money market funds. One particularly notable change was a requirement that money market funds report their shadow net asset value (“NAV”) to the SEC on a monthly basis so such information can be released to the public after 60 days. The shadow NAV is a money market fund’s floating value based on the market value of its underlying securities. This disclosure requirement does not affect a money market fund’s ability to maintain a stable NAV of $1.00.

Looking Ahead

In our view, the global recovery is gaining pace, bouncing back from the mid-year slowdown that raised concerns about a potential double dip. While the growth economies of the developing world continue to lead the way, economic data from the U.S. and the largest Eurozone countries consistently beat expectations in the final months of the Reporting Period.

We are cautiously optimistic in our outlook for U.S. GDP growth, which we expect to accelerate to around 3.5% in 2011 overall. We anticipate stronger contributions from consumer demand and business investment, while our main areas of concern continue to be the labor market and housing sector. Although we expect housing prices to bottom in 2011, higher mortgage rates could potentially stifle demand. Thus, we believe the housing market’s contribution to 2011 U.S. economic growth should be limited. On the other hand, we believe employment is likely to be a key driver of growth in 2011, and we will be watching the labor force participation rate in particular.

We expect the Fed to maintain its near-zero targeted federal funds rate. Despite improvements in key economic indicators, we believe the Fed will likely continue its accommodative monetary policy as long as unemployment stays around 9% and inflation risks remain skewed to the downside.

PORTFOLIO RESULTS

Goldman Sachs Financial Square Funds

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Money Market Portfolio Management Team discusses the Financial Square Funds’ performance and positioning for the six-month period ended February 28, 2011 (the “Reporting Period”).

Q	How did you manage the Financial Square Funds (the “Funds”) during the Reporting Period?

A	Because the targeted federal funds rate was near zero throughout the Reporting Period, money market yields were anchored near the same level with little difference between maturities. In our opinion, the reward of another basis point of yield frequently did not warrant the risk of purchasing longer-dated maturities. Instead, we focused on preservation of capital and daily liquidity. (A basis point is 1/100th of a percentage point.)

That said, we seek to manage the Funds consistently regardless of the interest rate environment. Our investment approach has always been tri-fold: seek preservation of capital, daily liquidity and maximization of yield potential. We manage interest and credit risk daily. Whether interest rates are historically low, high or in-between, we intend to continue to use our actively managed approach to provide the best possible return within the framework of our Funds’ guidelines and objectives.

It is important to note that while one of the goals of the SEC’s money market fund rule changes is to reinforce conservative investment practices across the money market fund industry, our security selection process has long emphasized conservative investment choices. The Funds maintain an approach to investing that prioritizes the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. As such, the spirit of the SEC’s changes aligns well with our conservative approach to money market investing.

Q	How were the taxable Funds invested?

A	The taxable Funds had investments in commercial paper, asset-backed commercial paper, Treasury securities, government agency securities, repurchase agreements, government guaranteed paper and certificates of deposit during the Reporting Period. We focused on securities with one- to three-month maturities, although we did make purchases in longer-dated maturities when prices declined and we had the opportunity to lock in higher yields.

Q	How were the tax-exempt Funds invested?

A	The tax-exempt Funds had investments in variable rate demand notes (“VRDNs”), tax-exempt commercial paper, tax anticipation notes, general obligation bonds, revenue bonds and municipal put bonds during the Reporting Period.

During the Reporting Period, the tax-exempt yield curve, or spectrum of maturities, steepened as an abundance of new issue supply and investment outflows put upward pressure on one-year interest rates. Because we expected the Fed to continue holding the target federal funds rate in a range between zero and 0.25%, we used select opportunities to invest in longer-dated maturities. We focused our investments on essential service bonds, such as water and sewer service providers, and high-quality general obligation bonds with large, diverse revenue sources.

As the tax-exempt yield curve steepened, the difference in yields between taxable and tax-exempt yields narrowed. At the end of January 2011, a one-year AAA-rated state general obligation bond traded at approximately 37 basis points (0.37%), while a one-year taxable agency bond traded at approximately 32 basis points (0.32%). This compression in yields increased the attractiveness of tax-exempt bonds to non-traditional buyers. Historically, tax-exempt bonds trade at lower absolute yields than taxable bonds.

In addition, the tax-exempt market as a whole contracted, losing 14% of its assets to investment outflows between February 2010 and February 2011. As a result of these asset losses, as well as new liquidity requirements under SEC Rule 2a-7, non-traditional investors became increasingly important buyers of tax-exempt paper during the Reporting Period.

Q	How did you manage the taxable Funds’ weighted average maturity during the Reporting Period?

A	At the start of the Reporting Period, we lengthened the taxable Funds’ weighted average maturity to between 30 days and 60 days because of the increased risk of another round of quantitative easing, or asset purchases by the Fed. The weighted average maturity of a money market fund is a measure of its price sensitivity to changes in interest rates. According to the SEC’s money market fund rule changes, 60 days is the maximum limit for the weighted average maturity of a money market fund.

PORTFOLIO RESULTS

We also shifted to a barbelled strategy in managing the Funds’ duration, wherein we began to purchase longer-dated government agency securities while at the same time maintaining a healthy portion of the Funds’ holdings in maturities of less than a week. This was advantageous as longer-term interest rates declined and short-term rates remained low following the Fed’s formal announcement in November of a second round of quantitative easing.

As economic data grew more positive near the end of 2010, we began to shorten the taxable Funds’ weighted average maturity to between 40 days and 50 days. We then maintained that targeted range through the remainder of the Reporting Period.

Q	How did you manage the tax-exempt Funds’ weighted average maturity during the Reporting Period?

A	For a large part of the Reporting Period, we sought to maintain the tax-exempt Funds’ weighted average maturity near 45 days to take advantage of the upward sloping yield curve, wherein yields on longer-term maturities were higher than those on shorter-term maturities. Because we expected the Fed to continue holding the target federal funds rate in a range between zero and 0.25%, we used select opportunities to invest in longer-dated maturities. Closer to the end of the Reporting Period, the supply of high-quality, longer-dated paper was less attractively priced, and we found fewer investment options that had the potential to add value. As a result, we allowed the weighted average maturity of the tax-exempt Funds to decrease to approximately 30 days.

Q	How did you manage the taxable and tax-exempt Funds’ weighted average life during the Reporting Period?

A	During the Reporting Period, we managed the weighted average life of all the taxable and tax-exempt funds between 22 days and 91 days. The weighted average life of a money market fund is a measure of a money market fund’s price sensitivity to changes in liquidity and/or credit risk.

Under amendments to SEC Rule 2a-7, the maximum allowable weighted average life of a money market fund is 120 days. Again, as indicated earlier, while one of the goals of the SEC’s money market fund rule changes is to reinforce conservative investment practices across the money market fund industry, our security selection process has long emphasized conservative investment choices.

Q	Did you make any changes to the Funds’ portfolios during the Reporting Period?

A	As mentioned earlier, we made adjustments to the Funds’ weighted average maturity based on then-current market conditions, our near-term view, and anticipated and actual Fed monetary policy statements.

Q	What is the Funds’ tactical view and strategy for the months ahead?

A	We expect interest rates to remain low throughout 2011 with the Fed holding the targeted federal funds rate near zero and continuing its asset purchase program. Yet, a more optimistic macroeconomic picture in the U.S., positive asset trends and decreasing volatility could combine to pressure interest rates to rise absent a move by the Fed. As such, we believe duration management may become a more predominant theme in 2011. Indeed, near the end of the Reporting Period, we began shortening the Funds’ targeted weighted average maturity range by adding shorter-dated, higher yielding one-month and three-month paper.

As always, we will continue to seek preservation of capital and daily liquidity. On an opportunistic basis, we will also seek to maximize yield potential. Flexibility is, in our opinion, more important than ever. We believe it is critical to stay nimble during periods of heightened uncertainty when it can be necessary to make timely and meaningful adjustments to the Funds’ positioning. We will continue to use our actively managed approach to seek the best possible return within the framework of our Funds’ investment guidelines and objectives. In addition, we will continue to manage interest and credit risk daily. Of course, we will continue to fully comply with the rule changes by dates required by the SEC. We will also continue to closely monitor economic data, Fed policy, and any shifts in the money market yield curve, as we strive to navigate the interest rate environment.

FUND BASICS

Financial Square Funds
as of February 28, 2011

PERFORMANCE REVIEW

	Fund Total Return (based on NAV)[1]	iMoneynet First Tier
September 1, 2010–February 28, 2011	FST Shares	Institutional Average[2]

Federal	0.01%	0.02%
Government	0.04	0.02
Money Market	0.08	0.08
Prime Obligations	0.07	0.08
Tax-Exempt California	0.01	0.04
Tax-Exempt New York	0.03	0.05
Tax-Free Money Market	0.07	0.06
Treasury Instruments	0.01	0.01
Treasury Obligations	0.01	0.02

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. A Fund’s performance reflects the reinvestment of dividends and other distributions. A Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	Source: iMoneyNet, Inc. February 2011

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[3]

	SEC 7-Day
	Current
For the period ended 12/31/10	Yield[4]	One Year	Five Years	Ten Years	Since Inception	Inception Date

Federal	0.00%	0.03%	2.52%	2.35%	3.23%	2/28/97
Government	0.05	0.07	2.58	2.40	3.61	4/6/93
Money Market	0.15	0.15	2.68	2.47	3.73	5/18/94
Prime Obligations	0.12	0.12	2.66	2.46	3.98	3/8/90
Tax-Exempt California	0.01	0.01	1.57	1.43	2.53	10/4/88
Tax-Exempt New York	0.01	0.03	1.61	1.46	2.25	2/15/91
Tax-Free Money Market	0.11	0.14	1.86	1.74	2.44	7/19/94
Treasury Instruments	-0.01	0.01	2.14	2.08	2.94	3/3/97
Treasury Obligations	0.01	0.03	2.28	2.20	3.76	4/25/90

[3]	Standardized Total Returns are average annual total returns of FST Shares as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value.

Because FST Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns.

[4]	The SEC 7-Day Current Yield figures are as of 2/28/11 and are calculated in accordance with securities industry regulations and do not include net capital gains. SEC 7-Day Current Yield may differ slightly from the actual distribution rate of a given Fund because of the exclusion of distributed capital gains, which are non-recurring. The SEC 7-Day Current Yield more closely reflects a Fund’s current earnings than do the Standardized Total Return figures.

YIELD SUMMARY

SUMMARY OF THE FST SHARES AS OF 2/28/11[5]

		SEC 7-Day	SEC 7-Day	30-Day	Weighted	Weighted
	7-Day	Current	Effective	Average	Avg. Maturity	Avg. Life
Funds	Dist. Yield[6]	Yield[7]	Yield[7]	Yield[8]	(days)[9]	(days)[10]

Federal	0.03%	0.00%	0.00%	0.02%	46	91
Government	0.05	0.05	0.05	0.05	40	98
Money Market	0.16	0.15	0.15	0.15	43	70
Prime Obligations	0.12	0.12	0.12	0.12	44	79
Tax-Exempt California	0.01	0.01	0.01	0.01	22	22
Tax-Exempt New York	0.01	0.01	0.01	0.01	27	27
Tax-Free Money Market	0.11	0.11	0.11	0.12	29	30
Treasury Instruments	0.01	-0.01	-0.01	0.01	43	43
Treasury Obligations	0.01	0.01	0.01	0.01	39	39

[5]	Each of the Government, Treasury Obligations, Money Market, Treasury Instruments, Federal and Tax-Free Money Market Funds offers nine separate classes of shares (FST, Select, Preferred, Capital, Administration, Service, Cash Management, Premier and Resource), each of the Tax-Exempt California and Tax-Exempt New York Funds offers four separate classes of shares (FST, Administration, Service and Cash Management), and the Prime Obligations Fund offers eleven separate classes of shares (FST, Select, Preferred, Capital, Administration, Service, Cash Management, Premier, Resource, Class B and Class C), each of which is subject to different fees and expenses that affect performance and entitles shareholders to different services. The FST Shares do not have distribution (12b-1), administration or shareholder service fees. The Select, Preferred, Capital, Administration, Service, Cash Management, Premier, Resource, Class B and Class C Shares offer financial institutions the opportunity to receive fees for providing certain distribution (12b-1), administrative support and/or shareholder services (as applicable). As an annualized percentage of average daily net assets, these share classes pay combined distribution (12b-1), administration and/or shareholder service fees (as applicable) at the following contractual rates: the Select Shares pay 0.03%, Preferred Shares pay 0.10%, Capital Shares pay 0.15%, Administration Shares (for Tax-Exempt California and Tax Exempt New York Funds) pay 0.15%, Administration Shares (for all other Funds) pay 0.25%, Service Shares (for Tax-Exempt California and Tax-Exempt New York Funds) pay 0.40%, Service Shares (for all other Funds) pay 0.50%, Cash Management Shares (for Tax-Exempt California and Tax-Exempt New York Funds) pay 1.00%, Cash Management Shares (for all other Funds) pay 0.80%, Premier Shares pay 0.35%, Resource Shares pay 0.65%, and Class B and Class C Shares each pay 1.00%.

If the above mentioned fees were reflected in the above performance, performance would have been reduced. Past performance is no guarantee of future results. Yields will vary. An investment in any of the Financial Square Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

The Yields represent past performance. Past performance does not guarantee future results Current performance may be lower or higher than the performance quoted above.

Yields will fluctuate as market conditions change. The yield quotations more closely reflect the current earnings of the Fund. Please visit www.goldmansachs.com to obtain the most recent month-end performance.

[6]	The 7-Day Distribution yield is the average total return over the previous seven days. It is the Fund’s total income net of expenses, divided by the total number of outstanding shares. This yield includes capital gain / loss distribution. This is not a SEC Yield.

[7]	The SEC 7-Day Current Yield and SEC 7-Day Effective Yield of a Fund are calculated in accordance with securities industry regulations and do not include net capital gains. SEC 7-Day Current Yield may differ slightly from the actual distribution rate of a given Fund because of the exclusion of distributed capital gains, which are non-recurring. The SEC 7-Day Effective Yield assumes reinvestment of dividends for one year.

[8]	The 30-Day Average Yield is a net, annualized yield of 30 days back from the current date listed. This yield includes capital gain/loss distribution.

[9]	The money market fund’s weighted average maturity (WAM) is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 60 days as calculated under SEC Rule 2a-7.

[10]	The money market fund’s weighted average life (WAL) is an average of the final maturities (or where applicable the date of demand) of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 120 days as calculated under SEC Rule 2a-7.

SECTOR ALLOCATIONS

TAXABLE FUNDS[11]

As of February 28, 2011
Security Type	Prime		Treasury	Money	Treasury
(Percentage of Net Assets)	Obligations	Government	Obligations	Market	Instruments	Federal

Certificates of Deposit	1.8%	—	—	1.1%	—	—
Certificates of Deposit - Eurodollar	—	—	—	6.2	—	—
Certificates of Deposit - Yankeedollar	—	—	—	12.4	—	—
Commercial Paper & Corporate Obligations	34.7	—	—	23.8	—	—
Master Demand Notes	3.4	—	—	1.5	—	—
Municipal Debt Obligations	1.3	—	—	1.1	—	—
Repurchase Agreements	21.1	58.2%	80.2%	27.1	—	—
Time Deposits	1.4	—	—	1.7	—	—
U.S. Government Agency Obligations	21.7	34.0	—	11.4	—	75.4%
U.S. Government Guarantee Note	—	0.1	—	—	—	—
U.S. Government Guarantee Variable Rate Obligations	0.4	6.8	—	—	—	—
U.S. Treasury Obligations	0.4	0.9	19.7	0.3	99.9%	24.6
Variable Rate Municipal Debt Obligations	10.7	—	—	5.3	—	—
Variable Rate Obligations	3.1	—	—	8.1	—	—

SECTOR ALLOCATIONS

TAXABLE FUNDS continued [11]

As of August 31, 2010
Security Type	Prime		Treasury	Money	Treasury
(Percentage of Net Assets)	Obligations	Government	Obligations	Market	Instruments	Federal

Certificates of Deposit	1.4%	—	—	1.2%	—	—
Certificates of Deposit - Eurodollar	—	—	—	5.4	—	—
Certificates of Deposit - Yankeedollar	—	—	—	7.7	—	—
Commercial Paper & Corporate Obligations	35.5	—	—	24.0	—	—
Master Demand Notes	2.5	—	—	0.6	—	—
Municipal Debt Obligations	0.7	—	—	0.7	—	—
Repurchase Agreements	31.8	63.7%	74.2%	32.7	—	—
Time Deposits	—	—	—	0.8	—	—
U.S. Government Agency Obligations	20.0	32.6	—	14.9	—	53.0%
U.S. Government Guarantee Variable Rate Obligations	0.4	3.2	—	—	—	—
U.S. Treasury Obligations	1.1	0.5	25.7	1.1	100.0%	48.2
Variable Rate Municipal Debt Obligations	5.2	—	—	1.9	—	—
Variable Rate Obligations	1.4	—	—	9.0	—	—

[11]	The Funds are actively managed and, as such, their composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

SECTOR ALLOCATIONS

TAX-EXEMPT FUNDS[12]

As of February 28, 2011
Security Type	Tax-Exempt	Tax-Exempt	Tax-Free
(Percentage of Net Assets)	California	New York	Money Market

Commercial Paper	7.6%	5.6%	7.7%
General Obligation Bonds	0.4	2.1	0.8
Pre-Refunded Bonds	—	—	0.3
Put Bonds	0.8	0.4	0.5
Revenue Anticipation Notes	1.2	1.2	1.1
Revenue Bonds	—	9.7	1.3
Tax and Revenue Anticipation Notes	8.2	—	7.7
Tax Anticipation Notes	—	—	1.0
Variable Rate Obligations	80.6	80.8	77.9

As of August 31, 2010
Security Type	Tax-Exempt	Tax-Exempt	Tax-Free
(Percentage of Net Assets)	California	New York	Money Market

Commercial Paper	11.7%	2.3%	8.8%
General Obligation Bonds	—	—	0.9
Put Bonds	1.1	5.8	0.6
Revenue Anticipation Notes	1.2	1.1	1.2
Revenue Bonds	—	5.4	0.3
Tax and Revenue Anticipation Notes	10.6	—	6.0
Tax Anticipation Notes	—	2.8	2.0
Variable Rate Obligations	75.3	82.4	80.1

[12]	The Funds are actively managed and, as such, their composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

FINANCIAL SQUARE FEDERAL FUND

Schedule of Investments
February 28, 2011 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations – 75.4%
Federal Farm Credit Bank
$100,000,000	3.000%		03/03/11	$100,015,533
55,000,000	0.480		04/01/11	55,013,940
198,700,000	0.362	(a)	06/03/11	198,686,670
150,000,000	0.357	(a)	09/15/11	149,958,283
50,500,000	0.280		10/03/11	50,492,867
91,000,000	0.233	(a)	10/26/11	91,000,000
52,000,000	0.240	(a)	11/02/11	51,999,463
65,000,000	0.204	(a)	11/17/11	64,985,991
91,385,000	0.189	(a)	12/14/11	91,344,846
79,000,000	0.257	(a)	01/13/12	78,980,861
200,000,000	0.253	(a)	02/03/12	200,000,000
50,000,000	0.182	(a)	02/07/12	49,986,251
50,000,000	0.243	(a)	03/21/12	49,994,646
300,000,000	0.238	(a)	04/04/12	299,916,657
125,000,000	0.252	(a)	05/22/12	124,984,414
24,000,000	0.330	(a)	11/01/12	24,000,000
38,200,000	0.332	(a)	12/14/12	38,200,000
100,000,000	0.332	(a)	01/03/13	100,000,000
75,000,000	0.260	(a)	02/07/13	74,926,828
Federal Home Loan Bank
787,181,000	0.070		03/01/11	787,181,000
499,570,000	0.160		03/01/11	499,570,000
166,700,000	0.100		03/03/11	166,699,074
1,777,397,000	0.160		03/04/11	1,777,373,301
217,002,000	0.120		03/08/11	216,996,937
34,500,000	0.115		03/11/11	34,498,898
799,000,000	0.110		03/16/11	798,963,379
16,500,000	0.170		03/18/11	16,498,675
66,750,000	0.180		03/25/11	66,741,990
187,000,000	0.180		04/01/11	186,971,015
467,000,000	0.165		04/06/11	466,922,945
609,000,000	0.140		04/13/11	608,898,162
131,575,000	0.175		04/15/11	131,546,218
120,000,000	0.180		04/15/11	119,973,000
61,772,000	0.175		04/20/11	61,756,986
37,000,000	0.180		04/20/11	36,990,750
25,000,000	0.202		04/20/11	24,999,932
486,800,000	0.175		04/25/11	486,669,848
88,000,000	0.178		04/25/11	87,976,069
133,500,000	0.192	(a)	05/13/11	133,486,431
123,300,000	0.212	(a)	05/25/11	123,291,378
150,000,000	0.580		06/03/11	150,000,000
180,805,000	0.580		06/10/11	180,816,519
191,000,000	0.164	(a)	07/11/11	190,957,429
200,000,000	0.163	(a)	07/15/11	199,962,239
125,000,000	0.440		07/19/11	124,987,649
143,000,000	0.760		07/19/11	143,127,906
450,000,000	0.192	(a)	08/10/11	449,919,356
50,000,000	0.190		08/18/11	49,992,674
41,000,000	0.330		09/15/11	40,994,662
97,000,000	0.320		12/06/11	96,974,362
194,000,000	0.320		12/09/11	193,948,175
97,000,000	0.350		12/13/11	96,973,453
48,200,000	0.350		12/19/11	48,178,739
41,000,000	0.350		12/23/11	40,983,341
50,000,000	0.470		12/28/11	50,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$10,786,309,742

U.S. Treasury Obligations – 24.6%
United States Treasury Bills
$64,400,000	0.060%		03/03/11	$64,399,785
467,000,000	0.065		03/03/11	466,998,314
300,000,000	0.100		03/10/11	299,992,500
690,000,000	0.105		03/10/11	689,981,887
187,100,000	0.105		03/17/11	187,091,269
1,014,000,000	0.125		04/15/11	1,013,841,563
31,000,000	0.130		04/15/11	30,994,963
United States Treasury Notes
277,300,000	0.875		04/30/11	277,635,283
34,000,000	4.875		04/30/11	34,266,391
13,000,000	1.000		07/31/11	13,032,201
30,000,000	4.875		07/31/11	30,558,937
89,000,000	1.000		08/31/11	89,304,920
150,000,000	1.000		09/30/11	150,620,668
150,000,000	1.000		10/31/11	150,711,233
13,800,000	0.750		11/30/11	13,845,987

TOTAL U.S. TREASURY OBLIGATIONS				$3,513,275,901

TOTAL INVESTMENTS – 100.0%				$14,299,585,643

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%				4,927,564

NET ASSETS – 100.0%				$14,304,513,207

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at February 28, 2011.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities or the prerefunded date for those types of securities.

The accompanying notes are an integral part of these financial statements.          11

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments
February 28, 2011 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Guarantee Note* – 0.1%
JPMorgan Chase & Co.
$50,000,000	3.125%		12/01/11	$51,032,795

U.S. Government Guarantee Variable Rate Obligations*(a) – 6.8%
Bank of America Corp.
$5,000,000	1.120%		12/02/11	$5,033,284
201,250,000	0.604		04/30/12	202,073,828
26,700,000	0.503		06/22/12	26,789,209
51,500,000	0.683		06/22/12	51,794,814
Citibank N.A.
6,950,000	0.453		03/30/11	6,951,207
19,380,000	0.289		07/12/11	19,384,095
Citigroup Funding, Inc.
196,295,000	0.231		05/05/11	196,285,704
376,865,000	0.253		06/03/11	376,876,401
General Electric Capital Corp.
12,500,000	0.382		03/11/11	12,500,458
104,250,000	1.232		12/09/11	105,051,700
JPMorgan Chase & Co.
507,275,000	0.433		04/01/11	507,366,936
74,000,000	0.532		06/15/12	74,272,059
100,000,000	0.683		06/22/12	100,572,454
Morgan Stanley & Co.
16,650,000	0.878		03/04/11	16,650,894
422,900,000	0.653		09/22/11	423,869,896
4,900,000	1.146		12/01/11	4,933,618
Wells Fargo & Co.
282,480,000	1.152		12/09/11	284,488,314
6,000,000	0.522		06/15/12	6,021,279

TOTAL U.S. GOVERNMENT GUARANTEE VARIABLE RATE OBLIGATIONS				$2,420,916,150

U.S. Government Agency Obligations – 34.0%
Federal Farm Credit Bank(a)
$148,000,000	0.186%		07/15/11	$147,972,389
142,000,000	0.357		09/15/11	142,025,258
135,650,000	0.240		11/02/11	135,648,600
155,000,000	0.204		11/17/11	154,966,593
141,000,000	0.213		12/08/11	140,983,631
150,000,000	0.211		12/09/11	149,982,549
247,000,000	0.189		12/14/11	246,932,341
247,000,000	0.214		01/12/12	246,957,096
166,100,000	0.257		01/13/12	166,059,761
49,800,000	0.330		11/01/12	49,800,000
97,500,000	0.332		12/14/12	97,500,000
175,000,000	0.260		02/07/13	174,829,265
Federal Home Loan Bank
337,000,000	0.192	(a)	05/13/11	336,965,748
224,700,000	0.540		05/24/11	224,700,000
303,000,000	0.760		07/19/11	303,271,017
288,500,000	0.173	(a)	07/26/11	288,441,252
154,200,000	0.200		08/03/11	154,186,003
73,000,000	0.190		08/18/11	72,989,304
380,000,000	0.700		09/02/11	380,670,029
84,000,000	0.330		09/15/11	83,989,064
65,000,000	0.300		09/30/11	64,998,542
190,000,000	0.260		11/17/11	189,912,931
419,100,000	0.260		11/22/11	418,966,116
162,500,000	0.320		12/06/11	162,457,050
325,500,000	0.320		12/09/11	325,413,047
163,000,000	0.350		12/13/11	162,955,390
80,500,000	0.350		12/19/11	80,464,492
207,000,000	0.350		12/23/11	206,915,892
150,000,000	0.470		12/28/11	150,000,000
144,000,000	0.202	(a)	02/13/12	143,971,067
Federal Home Loan Mortgage Corp.
30,336,000	0.372	(a)	03/09/11	30,336,943
208,543,000	0.363	(a)	04/01/11	208,566,411
18,500,000	0.353	(a)	04/07/11	18,502,108
40,600,000	0.221	(a)	05/04/11	40,598,423
552,139,000	0.241	(a)	08/05/11	552,119,707
131,000,000	0.290		09/13/11	130,793,166
700,000,000	0.184	(a)	01/11/12	699,697,592
490,000,000	0.183	(a)	01/20/12	489,823,617
Federal National Mortgage Association
1,000,000,000	0.520		05/02/11	999,104,444
4,050,000	0.192	(a)	05/13/11	4,049,596
828,000,000	0.500		06/01/11	826,942,000
505,000,000	0.430		07/05/11	504,239,975
400,000,000	0.430		07/07/11	399,388,444
690,000,000	0.320		08/01/11	689,061,600
86,085,000	3.625		08/15/11	87,420,513
598,000,000	0.264	(a)	12/20/12	597,781,981
330,000,000	0.291	(a)	12/28/12	329,877,748

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$12,213,228,695

U.S. Treasury Obligations – 0.9%
United States Treasury Notes
$176,000,000	1.000%		08/31/11	$176,602,987
125,000,000	1.000		10/31/11	125,600,132
23,200,000	0.750		11/30/11	23,276,148

TOTAL U.S. TREASURY OBLIGATIONS				$325,479,267

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$15,010,656,907

12          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements-Unaffiliated Issuers(b) – 54.6%
Barclays Capital, Inc.
$75,000,000	0.170%	03/01/11	$75,000,000
Maturity Value: $75,000,354
Collateralized by Government National Mortgage Association, 3.500% to 7.000%, due 11/20/25 to 07/20/40. The aggregate market value of the collateral, including accrued interest, was $76,500,000.
250,000,000	0.180	03/01/11	250,000,000
Maturity Value: $250,001,250
Collateralized by U.S. Treasury Notes, 2.000% to 4.875%, due 06/30/12 to 11/30/13. The aggregate market value of the collateral, including accrued interest, was $255,000,054.
BNP Paribas Securities Co.
430,000,000	0.220	06/07/11	430,000,000
Maturity Value: $430,473,000
Settlement Date: 12/09/10
Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 6.500%, due 11/01/14 to 02/01/41 and Federal National Mortgage Association, 3.500% to 6.500%, due 06/01/13 to 01/01/41. The aggregate market value of the collateral, including accrued interest, was $438,599,998.

Deutsche Bank Securities, Inc.
150,000,000	0.200	03/01/11	150,000,000
Maturity Value: $150,000,833
Collateralized by Federal National Mortgage Association, 4.000% to 5.000%, due 06/01/38 to 01/01/41. The aggregate market value of the collateral, including accrued interest, was $154,500,000.
ING Financial Markets LLC
1,500,000,000	0.200	03/01/11	1,500,000,000
Maturity Value: $1,500,008,333
Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 7.000%, due 01/01/14 to 01/01/41 and Federal National Mortgage Association, 4.500% to 6.500%, due 01/01/20 to 05/01/40. The aggregate market value of the collateral, including accrued interest, was $1,530,000,065.

Joint Repurchase Agreement Account I
208,700,000	0.176	03/01/11	208,700,000
Maturity Value: $208,701,020
Joint Repurchase Agreement Account II
14,770,000,000	0.195	03/01/11	14,770,000,000
Maturity Value: $14,770,080,004
Merrill Lynch & Co., Inc.
400,000,000	0.150	03/01/11	400,000,000
Maturity Value: $400,001,667
Collateralized by U.S. Treasury Notes, 0.625% to 2.125%, due 02/28/13 to 02/29/16. The aggregate market value of the collateral, including accrued interest, was $408,000,018.
250,000,000	0.200	03/01/11	250,000,000
Maturity Value: $250,001,389
Collateralized by Federal National Mortgage Association, 4.000% to 6.500%, due 07/01/38 to 12/01/40. The aggregate market value of the collateral, including accrued interest, was $257,500,001.
Societe Generale
1,500,000,000	0.200	03/01/11	1,500,000,000
Maturity Value: $1,500,008,333
Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 5.000%, due 04/01/40 to 02/01/41 and Federal National Mortgage Association, 4.000% to 5.000%, due 05/01/30 to 01/01/41. The aggregate market value of the collateral, including accrued interest, was $1,544,999,999.

UBS Securities LLC
47,800,000	0.160	03/01/11	47,800,000
Maturity Value: $47,800,212
Collateralized by U.S. Treasury Bill, 0.000%, due 03/24/11. The market value of the collateral, including accrued interest, was $48,756,012.

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS			$19,581,500,000

Repurchase Agreements-Affiliated Issuers(b) – 3.6%
Goldman, Sachs & Co.
$50,000,000	0.190%	03/01/11	$50,000,000
Maturity Value: $50,000,264
Collateralized by Federal National Mortgage Association, 5.000% to 5.500%, due 01/01/21 to 02/01/41. The aggregate market value of the collateral, including accrued interest, was $51,000,000.
150,000,000	0.200	03/01/11	150,000,000
Maturity Value: $150,000,833
Collateralized by Government National Mortgage Association, 3.500% to 6.500%, due 12/15/36 to 02/20/41. The aggregate market value of the collateral, including accrued interest, was $153,000,000.
1,100,000,000	0.210	03/01/11	1,100,000,000
Maturity Value: $1,100,179,667
Settlement Date: 02/01/11
Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 6.500%, due 03/01/19 to 02/01/41 and Federal National Mortgage Association, 3.000% to 6.500%, due 11/01/20 to 02/01/41. The aggregate market value of the collateral, including accrued interest, was $1,121,999,998.

TOTAL REPURCHASE AGREEMENTS-AFFILIATED ISSUERS			$1,300,000,000

TOTAL INVESTMENTS – 100.0%			$35,892,156,907

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			3,301,643

NET ASSETS – 100.0%			$35,895,458,550

The accompanying notes are an integral part of these financial statements.          13

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)
February 28, 2011 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at February 28, 2011.

(b)	Unless noted, all repurchase agreements were entered into on February 28, 2011. Additional information on Joint Repurchase Agreement Accounts I & II appears on pages 55-57.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based on current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities or the prerefunded date for those types of securities.

14          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments
February 28, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations – 23.8%
Amsterdam Funding Corp.
$50,000,000	0.400%	04/26/11	$49,968,889
42,374,000	0.300	06/02/11	42,341,160
Argento Variable Funding Co. LLC
50,000,000	0.480	04/04/11	49,977,333
50,000,000	0.480	04/05/11	49,976,667
Aspen Funding Corp.
75,000,000	0.310	04/11/11	74,973,521
Atlantic Asset Securitization LLC
60,826,000	0.300	04/11/11	60,805,218
Atlantis One Funding Corp.
150,000,000	0.270	03/07/11	149,993,250
99,000,000	0.300	04/25/11	98,954,625
Barclays Bank PLC
123,000,000	0.320	05/23/11	122,909,253
BPCE SA
173,000,000	0.400	04/26/11	172,892,355
205,000,000	0.400	05/12/11	204,836,000
Chariot Funding LLC
23,000,000	0.300	03/21/11	22,996,167
Govco LLC
75,000,000	0.320	03/29/11	74,981,333
75,000,000	0.300	04/25/11	74,965,625
100,000,000	0.300	04/27/11	99,952,500
100,000,000	0.290	05/23/11	99,933,139
Grampian Funding LLC
50,000,000	0.480	04/05/11	49,976,667
100,000,000	0.365	05/24/11	99,914,833
Hannover Funding Co. LLC
50,000,000	0.700	04/21/11	49,950,417
150,000,000	0.700	05/02/11	149,819,167
50,000,000	0.700	05/02/11	49,939,722
100,000,000	0.480	05/16/11	99,898,667
Jupiter Securitization Co. LLC
20,000,000	0.270	03/21/11	19,997,000
23,000,000	0.300	03/21/11	22,996,167
Kells Funding LLC
250,000,000	0.370	06/02/11	249,761,042
148,000,000	0.350	06/08/11	147,857,550
LMA Americas LLC
118,700,000	0.260	03/16/11	118,687,141
40,000,000	0.260	03/18/11	39,995,089
Matchpoint Master Trust
77,720,000	0.260	03/16/11	77,711,580
60,000,000	0.350	05/10/11	59,959,167
Mizuho Funding LLC
200,000,000	0.305	04/04/11	199,942,389
NRW.Bank
149,000,000	0.300	04/07/11	148,954,058
398,000,000	0.350	05/09/11	397,733,008
Royal Park Investments SA
70,000,000	0.520	03/02/11	69,998,989
26,000,000	0.500	03/10/11	25,996,750
50,000,000	0.500	03/11/11	49,993,056
65,000,000	0.500	03/16/11	64,986,458
100,000,000	0.500	03/24/11	99,968,055
Standard Chartered PLC
150,000,000	0.300	04/06/11	149,955,000
250,000,000	0.300	04/12/11	249,912,500
Straight-A Funding LLC
100,000,000	0.250	03/03/11	99,998,611
Tasman Funding, Inc.
55,000,000	0.330	04/18/11	54,975,800
70,066,000	0.330	05/09/11	70,021,683
40,000,000	0.340	05/23/11	39,968,644
Ticonderoga Funding LLC
72,155,000	0.280	04/19/11	72,127,501
Westpac Banking Corp.
80,000,000	0.300	04/05/11	79,976,667
Windmill Funding Corp.
50,000,000	0.400	04/25/11	49,969,444

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$4,611,399,857

Certificate of Deposit – 1.1%
State Street Bank and Trust
$209,000,000	1.000%	03/01/11	$209,000,000

Certificates of Deposit-Eurodollar – 6.2%
Credit Agricole SA
$200,000,000	0.410%	04/18/11	$200,001,331
Credit Industriel et Commercial SA
350,000,000	0.405	05/16/11	350,003,691
ING Bank NV
348,000,000	0.350	05/02/11	348,000,000
Societe Generale
300,000,000	0.510	07/12/11	300,011,055

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR			$1,198,016,077

Certificates of Deposit-Yankeedollar – 12.4%
BNP Paribas
$100,000,000	0.530%	06/10/11	$100,000,000
Cooperatieve Centrale Raiffeisen – Boerenleenbank BA
190,000,000	0.400	10/18/11	190,000,000
Credit Agricole SA
235,000,000	0.405	05/04/11	235,022,798
Deutsche Bank AG
398,000,000	0.310	03/14/11	398,001,437
200,000,000	0.300	04/04/11	200,000,000
Lloyds TSB Bank PLC
199,000,000	0.445	07/05/11	199,000,000
Mitsubishi UFJ Financial Group, Inc.
100,000,000	0.350	04/08/11	100,000,000
100,000,000	0.345	04/29/11	100,000,000
100,000,000	0.340	05/11/11	100,000,000

The accompanying notes are an integral part of these financial statements.          15

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)
February 28, 2011 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Certificates of Deposit-Yankeedollar – (continued)

Norinchukin Bank
$350,000,000	0.350%		05/11/11	$350,000,000
100,000,000	0.350		05/13/11	100,000,000
Royal Bank of Scotland Group PLC
148,000,000	0.480		04/11/11	148,000,000
Societe Generale
183,500,000	0.410		04/08/11	183,501,933

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR				$2,403,526,168

Master Demand Note – 1.5%
Bank of America Securities LLC
$300,000,000	0.300%		04/11/11	$300,000,000

Municipal Debt Obligations – 1.1%
Texas State TRANS Series 2010
$216,250,000	2.000%		08/31/11	$218,009,260

Time Deposits – 1.7%
Citibank N.A.
$133,400,000	0.170%		03/01/11	$133,400,000
Natixis SA
191,000,000	0.200		03/01/11	191,000,000

TOTAL TIME DEPOSITS				$324,400,000

U.S. Government Agency Obligations – 11.4%
Federal Farm Credit Bank(a)
$33,000,000	0.223%		01/27/12	$32,988,583
29,500,000	0.330		11/01/12	29,500,000
56,000,000	0.332		12/14/12	56,000,000
Federal Home Loan Bank
130,000,000	0.192	(a)	05/13/11	129,986,787
122,300,000	0.212	(a)	05/25/11	122,291,448
96,500,000	0.164	(a)	07/11/11	96,478,492
85,000,000	0.300		10/21/11	85,000,000
13,590,000	0.300		11/08/11	13,589,531
100,000,000	0.470		12/28/11	100,000,000
54,000,000	0.227	(a)	01/26/12	53,985,082
109,000,000	0.174	(a)	01/30/12	108,963,877
150,000,000	0.181	(a)	02/03/12	149,956,467
159,000,000	0.202	(a)	02/13/12	158,968,053
Federal Home Loan Mortgage Corp.(a)
2,728,000	0.372		03/09/11	2,728,083
11,333,000	0.363		04/01/11	11,334,196
261,800,000	0.353		04/07/11	261,805,255
10,200,000	0.221		05/04/11	10,199,615
69,700,000	0.241		08/05/11	69,694,006
200,000,000	0.184		01/11/12	199,913,598
Federal National Mortgage Association
1,500,000	0.192	(a)	05/13/11	1,499,850
150,000,000	0.430		07/05/11	149,774,250
155,000,000	0.430		07/07/11	154,763,022
200,000,000	0.320		08/01/11	199,728,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$2,199,148,195

U.S. Treasury Obligations – 0.3%
United States Treasury Notes
$10,000,000	1.000%		07/31/11	$10,024,770
29,000,000	4.875		07/31/11	29,540,306
8,750,000	0.750		11/30/11	8,779,092

TOTAL U.S. TREASURY OBLIGATIONS				$48,344,168

Variable Rate Municipal Debt Obligations(a) – 5.3%
Alaska State Housing Finance Corp. VRDN RB Governmental Purpose Series 2001 A RMKT
$23,000,000	0.210%		12/01/30	$23,000,000
Alaska State Housing Finance Corp. VRDN RB Governmental Purpose Series 2001 B RMKT
20,000,000	0.210		12/01/30	20,000,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-11 (Bank of America N.A. and California State Teachers Retirement System)
25,000,000	0.220		05/01/22	25,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 A
25,000,000	0.240		10/01/13	25,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 B
14,000,000	0.240		08/15/25	14,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-3
23,200,000	0.240		04/01/45	23,200,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems VRDN RB Refunding for Carolinas Healthcare Series 2007 C RMKT (JPMorgan Chase & Co. SPA)
25,000,000	0.280		01/15/37	25,000,000
Colorado Educational & Cultural Facilities Authority VRDN RB Taxable-Nature Conservancy Series 2008 A (Bank of America N.A. SPA)
15,252,000	0.350		07/01/33	15,252,000
Connecticut State Housing Finance Authority Mortgage Finance Program VRDN RB Taxable Series 2010 Subseries A-6 (Bank of America N.A. SPA)
24,860,000	0.370		11/15/39	24,860,000
Eastern Municipal Water District California Water & Sewer VRDN COPS Series 2008 B (Wells Fargo Bank N.A. SPA)
10,000,000	0.200		07/01/35	10,000,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for St. Luke’s Episcopal Hospital Series 2008 B (Bank of America N.A. and Wachovia Bank N.A. SPA)
40,000,000	0.260		02/15/47	40,000,000

16          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Variable Rate Municipal Debt Obligations(a) – (continued)

Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-1 (UBS AG SPA)
$25,000,000	0.230%	08/15/42	$25,000,000
Kansas State DOT Highway VRDN RB Series 2004 C-4 (JPMorgan Chase & Co. SPA)
26,550,000	0.180	09/01/24	26,550,000
Los Angeles Department of Water & Power VRDN RB Series 2002 A1 (National Australia Bank, Lloyds TSB Bank PLC and Fortis Bank SPA)
20,000,000	0.210	07/01/35	20,000,000
Maryland State Economic Development Corp. VRDN RB Refunding for Howard Hughes Medical Center Series 2008 B
32,000,000	0.240	05/15/43	32,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Amherst College Series 2005 J-1
21,745,000	0.220	11/01/35	21,745,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare Series 1997 P-1 RMKT (JPMorgan Chase & Co. SPA)
32,000,000	0.230	07/01/27	32,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2003 D-3 (JPMorgan Chase & Co. SPA)
13,420,000	0.230	07/01/38	13,420,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2009 I-2 (U.S. Bank N.A. SPA)
19,000,000	0.240	07/01/44	19,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System, Inc. Series 1997-P2-RMKT (JPMorgan Chase & Co. SPA)
52,500,000	0.210	07/01/27	52,500,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Series 2005 A-2
28,400,000	0.190	10/01/44	28,400,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 E
13,000,000	0.210	12/01/30	13,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Series 2010 A
18,000,000	0.200	12/01/30	18,000,000
Mississippi State GO VRDN for Nissan Project Series 2003 C RMKT (Bank of America N.A. SPA)
16,150,000	0.230	11/01/23	16,150,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 D-4 RMKT (JPMorgan Chase & Co. SPA)
30,000,000	0.270	06/01/33	30,000,000
Missouri State Health & Educational Facilities Authority VRDN RB Refunding for Sisters of Mercy Health System Series 2008 C (Bank of America N.A. SPA)
15,080,000	0.280	06/01/19	15,080,000
New York City GO VRDN Fiscal Series 2008 Subseries J-9 (Bank of Nova Scotia SPA)
38,000,000	0.220	08/01/27	38,000,000
New York City GO VRDN Series 2004 Subseries H-8 (Westdeutsche Landesbank AG LOC)
29,980,000	0.250	03/01/34	29,980,000
New York City GO VRDN Series 2007 Subseries D-3 (Calyon Bank NA SPA)
14,000,000	0.220	12/01/32	14,000,000
New York City GO VRDN Taxable Fiscal Series 2008 Subseries J-13 (Lloyds TSB Bank PLC SPA)
18,300,000	0.370	08/01/19	18,300,000
New York City Municipal Finance Authority Water & Sewer Systems VRDN RB Second General Fiscal Series 2007 BB-4 (Fortis Bank SA SPA)
19,000,000	0.220	06/15/33	19,000,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2010 Subseries F-5 (Sumitomo Mitsui Banking Corp. LOC)
7,000,000	0.220	02/01/35	7,000,000
New York City Transitional Finance Authority VRDN RB Taxable Future Tax Secured Series 2001 B (Westdeutsche Landesbank AG)
41,470,000	0.420	05/01/30	41,470,000
North Carolina State GO VRDN for Public Improvement Series 2002 G (Landesbank Hessen-Thueringen SPA)
37,130,000	0.210	05/01/21	37,130,000
North Carolina State University Raleigh VRDN RB General Series 2008 A (Bank of America N.A. SPA)
20,000,000	0.250	10/01/28	20,000,000
Pennsylvania State Turnpike Commission VRDN RB Multi-Modal Series 2008 C (Bank of America N.A. LOC)
15,000,000	0.260	06/01/38	15,000,000
Pennsylvania State University VRDN RB Series 2002 A (Westdeutsche Landesbank AG SPA)
14,000,000	0.240	03/01/32	14,000,000
Raleigh Comb Enterprise System VRDN RB Series 2008 A (Wachovia Bank N.A. SPA)
77,295,000	0.220	03/01/35	77,295,000
Raleigh Comb Enterprise System VRDN RB Series 2008 B (Wachovia Bank N.A. SPA)
13,000,000	0.220	03/01/35	13,000,000
Rochester Health Care Facilities VRDN RB Mayo Foundation Series 2002 B RMKT (Bank of America N.A. SPA)
20,000,000	0.250	08/15/32	20,000,000
San Diego County Regional Transportation Commission Sales Tax VRDN RB Limited Tax Series 2008 A (JPMorgan Chase & Co. SPA)
20,000,000	0.240	04/01/38	20,000,000
Texas State GO VRDN Refunding Taxable Veterans Series 2002 (Landesbank Hessen-Thueringen SPA)
27,085,000	0.300	12/01/21	27,085,000
Texas State GO VRDN Refunding Taxable Veterans Series 2010 B (Sumitomo Mitsui Banking Corp. SPA)
13,220,000	0.270	12/01/31	13,220,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS			$1,032,637,000

Variable Rate Obligations(a) – 8.1%
JPMorgan Chase & Co.
$280,000,000	0.302%	03/21/12	$280,000,000
Lloyds TSB Bank PLC
198,000,000	0.411	11/07/11	198,000,000
National Australia Bank Ltd.
100,000,000	0.293	04/06/11	100,001,022
Rabobank Nederland
198,000,000	2.053	04/07/11	198,006,393
98,000,000	0.454	12/16/11	98,000,000
Royal Bank of Scotland Group PLC
200,000,000	0.465	08/16/11	200,000,000
150,000,000	0.513	08/23/11	150,000,000

The accompanying notes are an integral part of these financial statements.          17

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)
February 28, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Variable Rate Obligations(a) – (continued)

Westpac Banking Corp.
$49,000,000	0.373%	10/18/11	$49,000,000
Westpac Securities New Zealand Ltd.
300,000,000	0.390	11/04/11	300,000,000

TOTAL VARIABLE RATE OBLIGATIONS			$1,573,007,415

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$14,117,488,140

Repurchase Agreements-Unaffiliated Issuers(b) – 25.5%
Bank of America Securities LLC
$100,000,000	0.200%	03/01/11	$100,000,000
Maturity Value: $100,000,556
Collateralized by Federal National Mortgage Association, 3.500% to 5.000%, due 03/01/26 to 12/01/39. The aggregate market value of the collateral, including accrued interest, was $103,000,001.
Barclays Capital, Inc.
100,000,000	0.170	03/01/11	100,000,000
Maturity Value: $100,000,472
Collateralized by Government National Mortgage Association, 3.500% to 6.500%, due 04/20/25 to 09/20/40. The aggregate market value of the collateral, including accrued interest, was $102,000,001.
200,000,000	0.530	03/01/11	200,000,000
Maturity Value: $200,002,944
Collateralized by various corporate security issuers, 0.750% to 8.500%, due 02/28/11 to 09/15/41. The aggregate market value of the collateral, including accrued interest, was $220,000,001.
BNP Paribas Securities Co.
396,000,000	0.300	03/01/11	396,000,000
Maturity Value: $396,003,300
Collateralized by various corporate security issuers, 0.913% to 8.375%, due 07/15/11 to 08/15/40 and various government security issuers, 5.875% to 7.350%, due 02/17/14 to 07/21/25. The aggregate market value of the collateral, including accrued interest, was $415,799,998.

100,000,000	0.450	03/01/11	100,000,000
Maturity Value: $100,001,250
Collateralized by various corporate issuers, 0.502% to 9.500%, due 03/15/11 to 01/15/24 and various mortgage-backed obligations, 0.482% to 5.997%, due 10/01/21 to 06/25/47. The aggregate market value of the collateral, including accrued interest, was $109,582,617.

BNP Paribas Securities LLC
250,000,000	0.220	06/07/11	250,000,000
Maturity Value: $250,275,000
Settlement Date: 12/09/10
Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 7.500%, due 12/01/13 to 08/01/47 and Federal National Mortgage Association, 3.500% to 7.480%, due 11/01/13 to 09/01/47. The aggregate market value of the collateral, including accrued interest, was $254,999,996.

Deutsche Bank Securities, Inc.
100,000,000	0.200	03/01/11	100,000,000
Maturity Value: $100,000,556
Collateralized by Federal Home Loan Mortgage Corp., 4.500%, due 01/01/19 and U.S. Treasury Note, 2.125%, due 05/31/15. The aggregate market value of the collateral, including accrued interest, was $102,763,916.

196,000,000	0.530	03/01/11	196,000,000
Maturity Value: $196,002,886
Collateralized by various corporate security issuers, 2.250% to 8.500%, due 02/28/11 to 12/01/27. The aggregate market value of the collateral, including accrued interest, was $215,599,999.
Joint Repurchase Agreement Account I
199,600,000	0.176	03/01/11	199,600,000
Maturity Value: $199,600,976
Joint Repurchase Agreement Account II
2,040,000,000	0.195	03/01/11	2,040,000,000
Maturity Value: $2,040,011,050
Societe Generale
500,000,000	0.200	03/01/11	500,000,000
Maturity Value: $500,002,778
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 6.000%, due 08/15/25 to 07/15/35, Federal National Mortgage Association, 0.681% to 14.096%, due 01/25/24 to 11/25/39 and Government National Mortgage Association, 0.563% to 5.675%, due 07/20/21 to 03/16/43. The aggregate market value of the collateral, including accrued interest, was $525,000,002.

UBS Securities LLC
75,000,000	0.160	03/01/11	75,000,000
Maturity Value: $75,000,333
Collateralized by U.S. Treasury Note, 0.000% to 0.625%, due 03/24/11 to 06/30/12. The aggregate market value of the collateral, including accrued interest, was $76,500,058.
Wells Fargo Securities LLC
350,000,000	0.210	03/01/11	350,000,000
Maturity Value: $350,002,042
Collateralized by Federal Home Loan Mortgage Corp., 0.000% to 6.334%, due 09/15/18 to 07/15/39, Federal National Mortgage Association, 0.000% to 13.020%, due 06/25/20 to 03/25/41 and Government National Mortgage Association, 0.000% to 6.337%, due 09/16/24 to 02/20/61. The aggregate market value of the collateral, including accrued interest, was $360,182,194.

325,000,000	0.380	03/01/11	325,000,000
Maturity Value: $325,003,431
Collateralized by various corporate security issuers, 0.000% to 11.375%, due 03/28/11 to 03/19/38, a government security issuer, 5.500%, due 09/18/33 and various mortgage-backed obligations, 0.000% to 5.623, due 07/06/11 to 07/12/46. The aggregate market value of the collateral, including accrued interest was $339,856,321.

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS			$4,931,600,000

18          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements-Affiliated Issuers(b) – 1.6%
Goldman, Sachs & Co.
$75,000,000	0.190%	03/01/11	$75,000,000
Maturity Value: $75,000,396
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 4.500%, due 07/01/22 to 11/01/40 and Federal National Mortgage Association, 4.000%, due 09/01/19. The aggregate market value of the collateral, including accrued interest, was $76,500,000.

50,000,000	0.200	03/01/11	50,000,000
Maturity Value: $50,000,278
Collateralized by Federal Home Loan Mortgage Corp., 4.500%, due 06/01/21 to 04/01/24 and Federal National Mortgage Association, 5.000%, due 02/01/41. The aggregate market value of the collateral, including accrued interest, was $51,000,000.

190,000,000	0.210	03/01/11	190,000,000
Maturity Value: $190,031,033
Collateralized by Government National Mortgage Association, 4.000% to 6.000%, due 10/15/38 to 12/20/40. The aggregate market value of the collateral, including accrued interest, was $193,799,999.

TOTAL REPURCHASE AGREEMENTS-AFFILIATED ISSUERS			$315,000,000

TOTAL INVESTMENTS – 100.0%			$19,364,088,140

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			5,394,619

NET ASSETS – 100.0%			$19,369,482,759

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at February 28, 2011.

(b)	Unless noted, all repurchase agreements were entered into on February 28, 2011. Additional information on Joint Repurchase Agreement Account I & II appears on pages 55-57.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities or the prerefunded date for those types of securities.

Investment Abbreviations:
COPS	—	Certificates of Participation
GO	—	General Obligation
LOC	—	Letter of Credit
RB	—	Revenue Bond
RMKT	—	Remarketed
SPA	—	Stand-by Purchase Agreement
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.          19

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments
February 28, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Certificate of Deposit – 1.8%
State Street Bank and Trust
$385,000,000	1.000%	03/01/11	$385,000,000

Commercial Paper and Corporate Obligations – 34.7%
Amsterdam Funding Corp.
$50,000,000	0.400%	04/25/11	$49,969,444
Argento Variable Funding Co. LLC
40,000,000	0.480	04/04/11	39,981,867
75,000,000	0.480	04/05/11	74,965,000
300,000,000	0.370	06/06/11	299,700,917
Aspen Funding Corp.
48,000,000	0.330	04/08/11	47,983,280
Atlantic Asset Securitization LLC
85,000,000	0.250	03/15/11	84,991,736
70,000,000	0.300	04/06/11	69,979,000
Atlantis One Funding Corp.
50,000,000	0.300	04/25/11	49,977,083
Barton Capital LLC
48,000,000	0.250	04/07/11	47,987,667
Cafco LLC
55,000,000	0.290	04/06/11	54,984,050
50,000,000	0.290	04/07/11	49,985,097
Chariot Funding LLC
500,000,000	0.250	03/14/11	499,954,861
Charta LLC
98,000,000	0.300	04/20/11	97,959,167
100,000,000	0.300	04/25/11	99,954,167
Ciesco LLC
50,000,000	0.290	04/06/11	49,985,500
100,000,000	0.300	04/11/11	99,965,833
CRC Funding LLC
98,000,000	0.290	04/06/11	97,971,580
50,000,000	0.290	04/07/11	49,985,097
97,000,000	0.300	04/18/11	96,961,200
100,000,000	0.300	04/25/11	99,954,167
Falcon Asset Securitization Corp.
150,000,000	0.270	03/21/11	149,977,500
50,000,000	0.300	03/21/11	49,991,667
Gemini Securitization Corp.
75,000,000	0.250	03/18/11	74,991,146
75,000,000	0.300	05/10/11	74,956,250
50,000,000	0.300	05/17/11	49,967,917
Govco LLC
75,000,000	0.320	03/29/11	74,981,333
100,000,000	0.290	04/06/11	99,971,000
100,000,000	0.300	04/11/11	99,965,833
100,000,000	0.300	04/20/11	99,958,333
100,000,000	0.300	04/25/11	99,954,167
75,000,000	0.300	04/25/11	74,965,625
100,000,000	0.290	04/26/11	99,954,889
Grampian Funding LLC
195,000,000	0.480	04/04/11	194,911,600
100,000,000	0.480	04/05/11	99,953,333
250,000,000	0.330	04/11/11	249,906,042
Hannover Funding Co. LLC
223,000,000	0.470	04/06/11	222,895,190
100,000,000	0.470	04/06/11	99,953,000
74,000,000	0.700	04/21/11	73,926,617
Jupiter Securitization Co. LLC
500,000,000	0.250	03/14/11	499,954,861
35,000,000	0.270	03/21/11	34,994,750
50,000,000	0.300	03/21/11	49,991,667
Kells Funding LLC
300,000,000	0.370	06/01/11	299,716,333
LMA Americas LLC
54,400,000	0.250	03/04/11	54,398,867
251,800,000	0.260	03/11/11	251,781,814
Matchpoint Master Trust
198,000,000	0.260	03/17/11	197,977,120
75,000,000	0.350	05/10/11	74,948,958
150,000,000	0.300	05/16/11	149,905,000
Newport Funding Corp.
100,092,000	0.310	04/11/11	100,056,662
50,044,000	0.330	04/14/11	50,023,816
Royal Park Investments SA
148,000,000	0.520	03/02/11	147,997,862
100,000,000	0.500	03/11/11	99,986,111
Straight-A Funding LLC
165,635,000	0.250	03/02/11	165,633,850
Tasman Funding, Inc.
85,320,000	0.320	04/07/11	85,291,939
80,000,000	0.330	04/18/11	79,964,800
100,000,000	0.330	04/27/11	99,947,750
Thames Asset Global Securitization, Inc.
301,212,000	0.300	04/07/11	301,119,126
96,799,000	0.400	04/18/11	96,747,374
Ticonderoga Funding LLC
90,077,000	0.300	04/05/11	90,050,727
130,112,000	0.300	04/14/11	130,064,292
88,000,000	0.300	04/19/11	87,964,067
200,196,000	0.300	04/26/11	200,102,575
Variable Funding Capital Corp.
200,000,000	0.270	04/20/11	199,925,000
Windmill Funding Corp.
50,000,000	0.400	04/26/11	49,968,889

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$7,652,892,365

Master Demand Note – 3.4%
Bank of America Securities LLC
$750,000,000	0.300%	04/11/11	$750,000,000

Municipal Debt Obligations – 1.3%
Texas State TRANS Series 2010
$283,100,000	2.000%	08/31/11	285,394,333

20          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Time Deposit – 1.4%
Citibank N.A.
$300,700,000	0.170%		03/01/11	$300,700,000

U.S. Government Agency Obligations – 21.7%
Federal Farm Credit Bank(a)
$100,000,000	0.213%		12/08/11	$99,988,391
100,000,000	0.211		12/09/11	99,989,457
66,000,000	0.223		01/27/12	65,977,166
43,240,000	0.330		11/01/12	43,240,000
72,300,000	0.332		12/14/12	72,300,000
Federal Home Loan Bank
202,000,000	0.192	(a)	05/13/11	201,979,469
182,500,000	0.212	(a)	05/25/11	182,487,238
175,000,000	0.164	(a)	07/11/11	174,960,995
45,300,000	0.300		10/21/11	45,300,000
260,000,000	0.260		11/17/11	259,880,853
74,650,000	0.320		12/06/11	74,630,270
149,250,000	0.320		12/09/11	149,210,130
74,600,000	0.350		12/13/11	74,579,583
39,000,000	0.350		12/19/11	38,982,797
153,000,000	0.350		12/23/11	152,937,833
110,000,000	0.470		12/28/11	110,000,000
95,000,000	0.227	(a)	01/26/12	94,973,756
190,000,000	0.174	(a)	01/30/12	189,937,034
349,000,000	0.181	(a)	02/03/12	348,898,714
277,000,000	0.202	(a)	02/13/12	276,944,343
Federal Home Loan Mortgage Corp.(a)
4,300,000	0.372		03/09/11	4,300,130
17,800,000	0.363		04/01/11	17,801,879
10,750,000	0.353		04/07/11	10,751,225
21,547,000	0.221		05/04/11	21,546,139
133,700,000	0.241		08/05/11	133,689,770
400,000,000	0.184		01/11/12	399,827,196
Federal National Mortgage Association
350,000,000	0.520		05/02/11	349,686,555
2,350,000	0.192	(a)	05/13/11	2,349,766
295,000,000	0.430		07/05/11	294,556,025
290,000,000	0.430		07/07/11	289,556,622
500,000,000	0.320		08/01/11	499,320,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$4,780,583,336

U.S. Government Guarantee Variable Rate Obligation*(a) – 0.4%
Wells Fargo & Co.
$97,500,000	1.152%		12/09/11	$98,195,187

U.S. Treasury Obligations – 0.4%
United States Treasury Notes
$22,000,000	1.000%		07/31/11	$22,054,493
56,000,000	4.875		07/31/11	57,043,350
8,799,000	0.750		11/30/11	8,828,256

TOTAL U.S. TREASURY OBLIGATIONS				$87,926,099

Variable Rate Municipal Debt Obligations(a) – 10.7%
Alaska State Housing Finance Corp. VRDN RB Governmental Purpose Series 2001 A RMKT
$25,780,000	0.210%		12/01/30	$25,780,000
Alaska State Housing Finance Corp. VRDN RB Governmental Purpose Series 2001 B RMKT
25,000,000	0.210		12/01/30	25,000,000
Alaska State Housing Finance Corp. VRDN RB State Capital Project Series 2002 C RMKT
39,295,000	0.200		07/01/22	39,295,000
California Health Facilities Financing Authority VRDN RB for Kaiser Permanente Series 2006 C
89,915,000	0.240		06/01/41	89,915,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-11 (Bank of America N.A. and California State Teachers Retirement System)
34,600,000	0.220		05/01/22	34,600,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2002 B
29,265,000	0.240		11/01/30	29,265,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 A
30,200,000	0.240		10/01/13	30,200,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 B
18,650,000	0.240		08/15/25	18,650,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 M
104,650,000	0.240		04/01/38	104,650,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2008 A
46,100,000	0.240		04/01/32	46,100,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems VRDN RB Refunding for Carolinas Healthcare Series 2007 C RMKT (JPMorgan Chase & Co. SPA)
20,000,000	0.280		01/15/37	20,000,000
Cleveland Waterworks VRDN RB Series 2008 Q (Bank of America N.A. LOC)
48,700,000	0.260		01/01/33	48,700,000
Colorado Educational & Cultural Facilities Authority VRDN RB Taxable-Nature Conservancy Series 2008 A (Bank of America N.A. SPA)
21,699,000	0.350		07/01/33	21,699,000
District of Columbia GO VRDN Refunding Series 2008 D RMKT (Wells Fargo Bank N.A. LOC)
89,320,000	0.240		06/01/34	89,320,000
Eastern Municipal Water District California Water & Sewer VRDN COPS Series 2008 B (Wells Fargo Bank N.A. SPA)
13,975,000	0.200		07/01/35	13,975,000

The accompanying notes are an integral part of these financial statements.          21

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)
February 28, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Variable Rate Municipal Debt Obligations(a) – (continued)

Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-1 (UBS AG SPA)
$28,150,000	0.230%	08/15/42	$28,150,000
Indiana State Finance Authority Hospital VRDN RB for Parkview Health System Obligation Series 2009 C (Wells Fargo Bank N.A. LOC)
53,275,000	0.220	11/01/39	53,275,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 B (JPMorgan Chase & Co. SPA)
35,090,000	0.260	10/01/41	35,090,000
Kansas State DOT Highway VRDN RB Refunding Series 2002 C-2 (JPMorgan Chase & Co. SPA)
28,200,000	0.210	09/01/19	28,200,000
Los Angeles Department of Water & Power VRDN RB Series 2002 A1 (National Australia Bank, Lloyds TSB Bank PLC and Fortis Bank SPA)
26,000,000	0.210	07/01/35	26,000,000
Maryland State Economic Development Corp. VRDN RB Refunding for Howard Hughes Medical Center Series 2008 B
36,700,000	0.240	05/15/43	36,700,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Amherst College Series 1996 F
30,500,000	0.220	11/01/26	30,500,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare Series 1997 P-1 RMKT (JPMorgan Chase & Co. SPA)
38,500,000	0.230	07/01/27	38,500,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2003 D-3 (JPMorgan Chase & Co. SPA)
17,000,000	0.230	07/01/38	17,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2009 I-2 (U.S. Bank N.A. SPA)
21,000,000	0.240	07/01/44	21,000,000
Mecklenburg County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA)
46,470,000	0.250	02/01/24	46,470,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 E
15,000,000	0.210	12/01/30	15,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Series 2010 A
20,400,000	0.200	12/01/30	20,400,000
Mississippi State GO VRDN for Nissan Project Series 2003 C RMKT (Bank of America N.A. SPA)
20,000,000	0.230	11/01/23	20,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 D-4 RMKT (JPMorgan Chase & Co. SPA)
35,825,000	0.270	06/01/33	35,825,000
Missouri State Health & Educational Facilities Authority VRDN RB Refunding for Sisters of Mercy Health System Series 2008 C (Bank of America N.A. SPA)
22,000,000	0.280	06/01/19	22,000,000
New York City GO VRDN Fiscal Series 2008 Subseries J-9 (Bank of Nova Scotia SPA)
45,000,000	0.220	08/01/27	45,000,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank LOC)
62,705,000	0.280	08/01/20	62,705,000
New York City GO VRDN Series 2004 Subseries H-8 (Westdeutsche Landesbank AG LOC)
50,000,000	0.250	03/01/34	50,000,000
New York City GO VRDN Series 2007 Subseries D-3 (Calyon Bank NA SPA)
20,750,000	0.220	12/01/32	20,750,000
New York City GO VRDN Taxable Fiscal Series 2008 Subseries J-13 (Lloyds TSB Bank PLC SPA)
33,650,000	0.370	08/01/19	33,650,000
New York City GO VRDN Taxable Fiscal Series 2008 Subseries J-14 (Lloyds TSB Bank PLC SPA)
79,770,000	0.370	08/01/19	79,770,000
New York City Municipal Finance Authority Water & Sewer Systems VRDN RB Second General Fiscal Series 2007 BB-4 (Fortis Bank SA SPA)
80,000,000	0.300	05/02/11	80,000,000
20,500,000	0.220	06/15/33	20,500,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2010 Subseries F-5 (Sumitomo Mitsui Banking Corp. LOC)
90,000,000	0.220	02/01/35	90,000,000
New York City Transitional Finance Authority VRDN RB Taxable Future Tax Secured Series 2001 B (Westdeutsche Landesbank AG)
75,640,000	0.420	05/01/30	75,640,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB Refunding for Duke University Health System Series 2005 B (Wells Fargo Bank N.A. SPA)
90,200,000	0.210	06/01/28	90,200,000
North Carolina State GO VRDN for Public Improvement Series 2002 G (Landesbank Hessen-Thueringen SPA)
23,195,000	0.210	05/01/21	23,195,000
North Carolina State University Raleigh VRDN RB General Series 2008 A (Bank of America N.A. SPA)
28,405,000	0.250	10/01/28	28,405,000
North Carolina State University Raleigh VRDN RB Series 2003 B (Bayerische Landesbank SPA)
38,635,000	0.200	10/01/27	38,635,000
Pennsylvania State Turnpike Commission VRDN RB Multi-Modal Series 2008 C (Bank of America N.A. LOC)
25,300,000	0.260	06/01/38	25,300,000
Pennsylvania State Turnpike Commission VRDN RB Series 2008 B-3 (Bank of America N.A. LOC)
42,900,000	0.260	12/01/38	42,900,000
Pennsylvania State University VRDN RB Series 2002 A (Westdeutsche Landesbank AG SPA)
16,200,000	0.240	03/01/32	16,200,000
Purdue University VRDN RB Student Facilities System Series 2007 C
58,695,000	0.190	07/01/32	58,695,000
Raleigh Comb Enterprise System VRDN RB Series 2008 B (Wachovia Bank N.A. SPA)
13,905,000	0.220	03/01/35	13,905,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2005 B-1 RMKT (Wachovia Bank N.A. SPA)
115,000,000	0.220	02/01/34	115,000,000
Riverside Electric Revenue VRDN RB Refunding Series 2008 B (Bank of America N.A. LOC)
56,450,000	0.230	10/01/35	56,450,000
Rochester Health Care Facilities VRDN RB Mayo Clinic Series 2008 A (Wells Fargo Bank N.A. SPA)
95,000,000	0.220	11/15/38	95,000,000
Rochester Health Care Facilities VRDN RB Mayo Foundation Series 2002 B RMKT (Bank of America N.A. SPA)
31,500,000	0.250	08/15/32	31,500,000

22          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Variable Rate Municipal Debt Obligations(a) – (continued)

San Diego County Regional Transportation Commission Sales Tax VRDN RB Limited Tax Series 2008 A (JPMorgan Chase & Co. SPA)
$23,880,000	0.240%	04/01/38	$23,880,000
South Carolina Transportation Infrastructure Bank VRDN RB Refunding Series 2003 B1 RMKT (Bank of America N.A. LOC)
29,400,000	0.230	10/01/31	29,400,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS			$2,357,939,000

Variable Rate Obligations(a) – 3.1%
JPMorgan Chase & Co.
$400,000,000	0.302%	03/21/12	$400,000,000
Wells Fargo & Co.
273,862,000	0.433	10/15/11	273,946,315

TOTAL VARIABLE RATE OBLIGATIONS			$673,946,315

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$17,372,576,635

Repurchase Agreements-Unaffiliated Issuers(b) – 19.4%
Bank of America Securities LLC
$150,000,000	0.200%	03/01/11	$150,000,000
Maturity Value: $150,000,833
Collateralized by Federal Home Loan Mortgage Corp., 3.500%, due 11/01/25 and Federal National Mortgage Association, 4.500%, due 02/01/41. The aggregate market value of the collateral, including accrued interest, was $153,000,001.

Barclays Capital, Inc.
125,000,000	0.170	03/01/11	125,000,000
Maturity Value: $125,000,590
Collateralized by Government National Mortgage Association, 4.000% to 6.500%, due 09/15/25 to 02/20/41. The aggregate market value of the collateral, including accrued interest, was $127,500,000.
BNP Paribas Securities Co.
320,000,000	0.220	06/07/11	320,000,000
Maturity Value: $320,352,000
Settlement Date: 12/09/10
Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 6.500%, due 06/01/14 to 02/01/41 and Federal National Mortgage Association, 3.000% to 6.500%, due 10/01/12 to 07/01/47. The aggregate market value of the collateral, including accrued interest, was $326,400,003.

Deutsche Bank Securities, Inc.
250,000,000	0.200	03/01/11	250,000,000
Maturity Value: $250,001,389
Collateralized by Federal National Mortgage Association, 3.500% to 7.000%, due 02/01/21 to 06/01/37. The aggregate market value of the collateral, including accrued interest, was $257,499,999.
Joint Repurchase Agreement Account I
348,700,000	0.176	03/01/11	348,700,000
Maturity Value: $348,701,705
Joint Repurchase Agreement Account II
2,526,900,000	0.195	03/01/11	2,526,900,000
Maturity Value: $2,526,913,687
UBS Securities LLC
75,000,000	0.160	03/01/11	75,000,000
Maturity Value: $75,000,333
Collateralized by U.S. Treasury Note, 0.625%, due 06/30/12. The market value of the collateral, including accrued interest, was $76,500,011.
Wells Fargo Securities LLC
475,000,000	0.380	03/01/11	475,000,000
Maturity Value: $475,005,014
Collateralized by various commercial paper issuers, 0.000%, due 03/09/11 to 04/11/11, various corporate issuers, 2.813% to 12.250%, due 03/15/11 to 09/01/21, various mortgage-backed obligations, 0.302% to 6.410%, due 08/01/21 to 12/10/49, various government issuers, 0.000%, due 11/15/11 to 08/15/21 and a municipal bond, 0.123%, due 11/01/24. The aggregate market value of the collateral, including accrued interest, was $497,773,591.

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS			$4,270,600,000

Repurchase Agreements-Affiliated Issuers(b) – 1.7%
Goldman, Sachs & Co.
$100,000,000	0.190%	03/01/11	$100,000,000
Maturity Value: $100,000,528
Collateralized by Federal National Mortgage Association, 4.000% to 5.500%, due 03/01/40 to 10/01/40. The aggregate market value of the collateral, including accrued interest, was $102,000,000.
75,000,000	0.200	03/01/11	75,000,000
Maturity Value: $75,000,417
Collateralized by Federal Home Loan Mortgage Corp., 4.500%, due 07/01/22 and Federal National Mortgage Association, 6.000%, due 06/01/38 to 09/01/38. The aggregate market value of the collateral, including accrued interest, was $76,500,000.

The accompanying notes are an integral part of these financial statements.          23

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)
February 28, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements-Affiliated Issuers(b) – (continued)
Goldman, Sachs & Co. – (continued)

$210,000,000	0.210%	03/01/11	$210,000,000
Maturity Value: $210,034,300
Settlement Date: 02/01/11
Collateralized by Government National Mortgage Association, 3.500% to 6.000%, due 12/15/33 to 02/15/41. The aggregate market value of the collateral, including accrued interest, was $214,200,001.

TOTAL REPURCHASE AGREEMENTS-AFFILIATED ISSUERS			$385,000,000

TOTAL INVESTMENTS – 100.0%			$22,028,176,635

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			8,127,533

NET ASSETS – 100.0%			$22,036,304,168

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at February 28, 2011.

(b)	Unless noted, all repurchase agreements were entered into on February 28, 2011. Additional information on Joint Repurchase Agreement Accounts I & II appears on pages 55-57.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities or the prerefunded date for those types of securities.

Investment Abbreviations:
COPS	—	Certificates of Participation
DOT	—	Department of Transportation
GO	—	General Obligation
LOC	—	Letter of Credit
RB	—	Revenue Bond
RMKT	—	Remarketed
SPA	—	Stand-by Purchase Agreement
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes

24          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments
February 28, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – 98.8%
California – 95.2%
Abag Finance Authority for Non-Profit Corps. VRDN RB for Sharp Healthcare Series 2009 C (Citibank N.A. LOC)
$3,100,000	0.240%	08/01/35	$3,100,000
Bay Area Toll Authority California Toll Bridge VRDN RB Eagle Series 2008-0056 (Citibank N.A. SPA)(a)
2,815,000	0.260	04/01/47	2,815,000
Bay Area Toll Authority California Toll Bridge VRDN RB Floaters Series 2009-2985 (Morgan Stanley & Co.)(a)
2,000,000	0.260	04/01/39	2,000,000
Bay Area Toll Authority California Toll Bridge VRDN RB ROCS RR-II R-11453 Series 2008 (Citigroup N.A. SPA)(a)
900,000	0.260	04/01/14	900,000
Bay Area Toll Authority California Toll Bridge VRDN RB San Francisco Bay Area Series 2006 C-2 RMKT (Morgan Stanley Bank, LOC)
2,000,000	0.190	04/01/45	2,000,000
California Educational Facilities Authority for Stanford University CP Series 2010
5,400,000	0.380	08/03/11	5,400,000
California Educational Facilities Authority VRDN RB Putters for Claremont McKenna College Series 2009-3580 (JPMorgan Chase & Co.)(a)
2,600,000	0.260	01/01/16	2,600,000
California Health Facilities Financing Authority RB Refunding for Stanford Hospital Putters Series 2008 A-3
2,000,000	3.450	11/15/40	2,017,400
California Health Facilities Financing Authority VRDN RB for Providence Health Putters Series 2010-3630 (JPMorgan Chase & Co.)(a)
3,660,000	0.260	10/01/17	3,660,000
California Health Facilities Financing Authority VRDN RB for Scripps Health Series 2008 B (Wachovia Bank N.A. LOC)
3,975,000	0.230	10/01/31	3,975,000
California Health Facilities Financing Authority VRDN RB for Scripps Health Series 2008 D (Bank of America N.A. LOC)
1,275,000	0.250	10/01/31	1,275,000
California Health Facilities Financing Authority VRDN RB for Stanford Hospital Floaters Series 2010-3193 (Morgan Stanley & Co.)(a)
1,400,000	0.270	11/15/36	1,400,000
California Health Facilities Financing Authority VRDN RB Refunding for Lucile Salter Packard Children’s Hospital Series 2008 B
2,000,000	0.210	08/15/33	2,000,000
California Health Facilities Financing Authority VRDN RB Refunding for Stanford Hospital Series 2008 B-1
400,000	0.210	11/15/45	400,000
California Health Facilities Financing Authority VRDN RB Sutter Health Putters Series 2010-3765 (JPMorgan Chase & Co.)(a)
1,500,000	0.260	05/15/39	1,500,000
California Health Facilities Financing Authority VRDN RB Sutter Health Series 2007-1858 (Wells Fargo Bank N.A. SPA)(a)
4,998,000	0.260	11/15/42	4,998,000
California Infrastructure & Economic Development Bank VRDN RB California Academy of Sciences Series 2008 A (U.S. Bank N.A. LOC)
3,700,000	0.170	09/01/38	3,700,000
California Institute of Technology VRDN RB Floaters Certificates Series 2009-42C (Wells Fargo Bank N.A.)(a)
1,000,000	0.250	11/01/39	1,000,000
California Municipal Finance Authority VRDN RB for Chevron USA, Inc. Recovery Zone Bonds Series 2010 A
1,000,000	0.160	11/01/35	1,000,000
California Municipal Finance Authority VRDN RB for Chevron USA, Inc. Recovery Zone Bonds Series 2010 C
3,000,000	0.180	11/01/35	3,000,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-01 (Bank of America N.A. and California State Teachers Retirement System)
1,000,000	0.230	05/01/22	1,000,000
California State Department of Water Resources VRDN RB Putters Series 2009-3361 (NATL-RE) (JPMorgan Chase & Co. SPA)(a)
3,125,000	0.260	06/01/13	3,125,000
California State Department of Water Resources VRDN RB ROCS-R-II R-11552 Central Valley Project Series 2008 (BHAC) (Citibank N.A. SPA)(a)
700,000	0.260	12/01/11	700,000
California State University VRDN RB ROCS RR-II R-11568 Series 2008 (BHAC) (Citibank N.A.)(a)
3,000,000	0.270	05/01/16	3,000,000
California Statewide Communities Development Authority CP Series 2010
1,500,000	0.370	03/01/11	1,500,000
California Statewide Communities Development Authority for Kaiser Permanente CP Series 2010
2,500,000	0.370	06/08/11	2,500,000
California Statewide Communities Development Authority for Kaiser Permanente CP Series 2010 S-K
5,500,000	0.380	04/05/11	5,500,000
California Statewide Communities Development Authority TRANS Series 2010 A-10
5,000,000	1.500	04/29/11	5,009,445
California Statewide Communities Development Authority VRDN RB for John Muir Health Series 2008 B (UBS AG LOC)
2,000,000	0.270	08/15/36	2,000,000
Chino Basin California Regional Financing Authority VRDN RB Refunding for Inland Empire Utilities Series 2008 B (Lloyds TSB Bank PLC, LOC)
2,500,000	0.210	06/01/32	2,500,000
Desert Community College District GO VRDN Floaters Series 2009-3016 (AGM) (Morgan Stanley & Co. SPA)(a)
4,035,000	0.270	08/01/32	4,035,000
Fresno California VRDN RB for Trinity Health Credit Series 2000 C (Landesbank Hessen-Thueringen and Chase Bank USA N.A. SPA)
2,625,000	0.250	12/01/30	2,625,000
Glendale California VRDN COPS for Police Building Project Series 2000 (JPMorgan Chase & Co. SPA)
3,000,000	0.280	06/01/30	3,000,000
Irvine Ranch California Water District GO VRDN Consolidated Improvement Districts Series 1989 (Landesbank Baden-Wurttemberg LOC)
2,200,000	0.240	06/01/15	2,200,000
Long Beach Unified School District GO VRDN Floaters Series 2009-3022 (Morgan Stanley & Co.)(a)
3,065,000	0.270	08/01/33	3,065,000
Los Angeles Community Redevelopment Agency MF Hsg. VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA)
7,945,000	0.250	12/15/24	7,945,000
Los Angeles County GO TRANS Series 2010
7,115,000	2.000	06/30/11	7,143,840
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows II Series 1998 C (FNMA)
6,400,000	0.230	04/15/28	6,400,000

The accompanying notes are an integral part of these financial statements.          25

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments (continued)
February 28, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
California – (continued)

Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows Project Series 1998 B (FNMA)
$2,236,000	0.230%	04/15/28	$2,236,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Proposition C-2nd Series 2009 A-1 (Bank of Nova Scotia SPA)
6,600,000	0.220	07/01/23	6,600,000
2,700,000	0.220	07/01/23	2,700,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Proposition C-2nd Series 2009 C-1 (Sumitomo Mitsui Banking Corp. LOC)
1,400,000	0.180	07/01/25	1,400,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Proposition C-2nd Series 2009 C-3 (Sumitomo Mitsui Banking Corp. LOC)
1,000,000	0.200	07/01/25	1,000,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Proposition C-2nd Series 2009 C-4 (U.S. Bank N.A. LOC)
600,000	0.200	07/01/25	600,000
Los Angeles Department of Airports Municipal Trust Receipts VRDN RB Floater Series 2010-27B (Barclays Bank PLC)(a)
1,600,000	0.240	05/15/40	1,600,000
Los Angeles Department of Airports Municipal Trust Receipts VRDN RB for Los Angeles International Airport Floater Series 2010 80W-144 (Barclays Bank PLC LOC)(a)
2,645,000	0.240	05/15/31	2,645,000
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Putters Series D 2010-3839 (JP Morgan Chase & Co. SPA)(a)
2,000,000	0.260	05/15/33	2,000,000
Los Angeles Department of Airports VRDN RB ROCS RR-II R-11881 Series 2010 (Citibank N.A.)(a)
2,500,000	0.260	05/15/18	2,500,000
Los Angeles Unified School District GO TRANS Series 2010 A
1,500,000	2.000	06/30/11	1,506,567
Los Angeles Unified School District VRDN COPS Administration Building Project Series 2008 A (Bank of America N.A. LOC)
1,500,000	0.230	10/01/24	1,500,000
Metropolitan Water District Southern California Waterworks Municipal Trust Receipts VRDN RB Floaters Series 2009-8B Reg. D (Barclays Bank PLC SPA)(a)
2,800,000	0.240	07/01/35	2,800,000
Newport Beach California VRDN RB for Hoag Memorial Hospital ROCS RR-II R-11753 Series 2009 (Citibank N.A. SPA)(a)
100,000	0.260	06/01/13	100,000
Newport Beach VRDN RB Refunding for Hoag Memorial Hospital Series 2008 C
1,000,000	0.200	12/01/40	1,000,000
Orange County Apartment Development VRDN RB for Park Ridge Villas Series 1998 (FNMA)
1,100,000	0.240	11/15/28	1,100,000
Orange County Apartment Development VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC) (Bank of America N.A. LOC)
800,000	0.230	12/01/29	800,000
Orange County Sanitation District VRDN COPS Putters Series 2010-3773Z (AGM) (JPMorgan Chase & Co.)(a)
3,000,000	0.260	08/01/15	3,000,000
Orange County Sanitation District VRDN COPS Series 2000 A (Dexia Credit Local SPA)
2,400,000	0.260	08/01/29	2,400,000
Orange County Sanitation District VRDN COPS Series 2000 B (Dexia Credit Local SPA)
4,000,000	0.260	08/01/30	4,000,000
Orange County Water District VRDN COPS Putters Series 2010-3686Z (JPMorgan Chase & Co.)(a)
2,000,000	0.260	02/15/18	2,000,000
Pasadena California Certificates Partner VRDN COPS Series 2008 A (Bank of America N.A. LOC)
3,700,000	0.250	02/01/35	3,700,000
Riverside County Transportation Commission Sales Tax VRDN RB Limited Tax Series 2009 B (JPMorgan Chase & Co. SPA)
3,875,000	0.270	06/01/29	3,875,000
Riverside Electric Revenue VRDN RB Putters Series 2009-3515 (JPMorgan Chase & Co. SPA)(a)
5,000,000	0.310	10/01/32	5,000,000
Sacramento California Suburban Water District VRDN COPS Refunding Series 2009 A (Sumitomo Mitsui Banking Corp. LOC)
6,000,000	0.230	11/01/34	6,000,000
Sacramento County Housing Authority VRDN RB Refunding for River Terrace Apartments Series 1996 (FNMA LOC)
2,600,000	0.240	07/15/29	2,600,000
Sacramento Transportation Authority Sales Tax VRDN RB LTD Tax Measure Series 2009 A (Barclays Bank PLC)
5,600,000	0.200	10/01/38	5,600,000
San Bernardino County Flood Control District VRDN RB Series 2008 (UBS AG LOC)
5,500,000	0.220	08/01/37	5,500,000
San Bernardino County GO TRANS Series 2010 A
5,125,000	2.000	06/30/11	5,152,236
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase & Co. SPA)(a)
700,000	0.260	02/01/17	700,000
San Diego Community College District GO VRDN Putters Series 2010-3676Z (AGM) (JPMorgan Chase & Co.)(a)
3,335,000	0.260	11/01/13	3,335,000
San Diego County & School District TRANS Series 2010 A
2,000,000	2.000	06/30/11	2,010,697
San Diego County Water Authority Austin Trust Certificates VRDN COPS Series 2008-3001X (Bank of America N.A. SPA)(a)
1,790,000	0.350	05/01/32	1,790,000
San Diego Water Authority CP Series 2011 (Bayerische Landesbank SPA)
4,500,000	0.300	03/01/11	4,500,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-11251 Series 2007 (Citibank N.A. SPA)(a)
1,475,000	0.260	08/01/15	1,475,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-12318 Series 2011 (Citibank N.A. LOC)(a)
700,000	0.250	08/01/30	700,000
San Francisco Bay Area Rapid Transportation District GO VRDN Eagle Series 2007-0100 A (Landesbank Hessen-Wurttemberg SPA)(a)
1,000,000	0.260	08/01/35	1,000,000
San Francisco City & County Unified School District GO TRANS Series 2010
3,000,000	2.000	06/30/11	3,015,537

26          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
California – (continued)

San Mateo County Community College District GO Bonds for Election of 2005 Series 2006 A
$1,000,000	4.500%	09/01/11	$1,020,510
San Mateo County Community College District GO VRDN Floaters Series 2010-3166 (Morgan Stanley & Co.)(a)
431,818	0.260	09/01/38	431,818
Santa Clara County Financing Authority VRDN RB Camino Hospital Series 2009 A (Wells Fargo & Co. LOC)
1,900,000	0.230	02/01/44	1,900,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 D RMKT (Sumitomo Mitsui Banking Corp. SPA)
5,000,000	0.210	04/01/36	5,000,000
Santa Rosa California Waste Water VRDN RB Series 2004 A (Landesbank Baden-Wurttemberg LOC)
200,000	0.450	09/01/33	200,000
University of California Regents Medical Center VRDN RB Series 2007 B-2 (Bank of New York, California State Teachers Retirement and California Public Employees Retirement System SPA)
1,500,000	0.160	05/15/32	1,500,000
University of California VRDN RB Floaters Certificates Series 2009-7C (Wells Fargo & Co. SPA)(a)
1,600,000	0.250	05/15/39	1,600,000
University of California VRDN RB Putters Series 2008-2649Z (JPMorgan Chase & Co. SPA)(a)
3,800,000	0.260	05/15/14	3,800,000
University of California VRDN RB Putters Series 2009-3368 (JPMorgan Chase & Co. SPA)(a)
1,500,000	0.260	11/15/16	1,500,000
University of California VRDN RB ROCS RR-II R-11661 Series 2008 (AGM) (Citibank N.A.)(a)
2,000,000	0.260	05/15/32	2,000,000
University of Southern California Educational Facilities Authority VRDN RB Floaters Series 2009-3067X (Morgan Stanley & Co.)
2,500,000	0.260	10/01/39	2,500,000
University of Southern California Educational Facilities Authority VRDN RB Floaters Trust Series 2009-11B Reg. D (Barclays Bank PLC SPA)(a)
2,300,000	0.230	10/01/38	2,300,000
University of Southern California Educational Facilities Authority VRDN RB Putters Series 2009-3424 (JPMorgan Chase & Co. SPA)(a)
1,000,000	0.260	10/01/16	1,000,000
University of Southern California Educational Facilities Authority VRDN RB ROCS-RR-II R-11064 Series 2007 (Citibank N.A.)(a)
1,500,000	0.260	04/01/28	1,500,000
Victor Valley Community College GO VRDN Floater Certificates Series 2009-34C (Wells Fargo & Co.)(a)
3,700,000	0.250	08/01/44	3,700,000

			241,382,050

Puerto Rico(a) – 3.6%
Puerto Rico Sales Tax Financing Corp. Municipal Trust Receipts VRDN RB Floater Series 2009 10B (Barclays Bank PLC LOC)
2,500,000	0.360	08/01/57	2,500,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3034 (Morgan Stanley Municipal Products)
450,000	0.310	08/01/57	450,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3036 (Morgan Stanley Municipal Products SPA)
4,840,000	0.310	08/01/57	4,840,000
Puerto Rico Sales Tax Financing Corp. VRDN RB ROCS-RR-II R-11890 Series 2010 (Citibank N.A. LOC)
1,500,000	0.270	02/01/48	1,500,000

			9,290,000

TOTAL INVESTMENTS – 98.8%			$250,672,050

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%			2,930,382

NET ASSETS – 100.0%			$253,602,432

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At February 28, 2011, these securities amounted to $92,564,818 or approximately 36.5% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities or the prerefunded date for those types of securities.

Investment Abbreviations:
AGM	—	Insured by Assured Guaranty Municipal Corp.
BHAC	—	Berkshire Hathaway Assurance Corp.
COPS	—	Certificates of Participation
CP	—	Commercial Paper
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
GO	—	General Obligation
LOC	—	Letter of Credit
LTD	—	Limited
MF Hsg.	—	Multi-Family Housing
NATL-RE	—	National Reinsurance Corp.
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
RR	—	Revenue Refunding
SPA	—	Stand-by Purchase Agreement
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.          27

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Schedule of Investments
February 28, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – 99.8%
New York – 96.4%
Buffalo Municipal Water Finance Authority Water System VRDN RB Refunding Series 2008 (JPMorgan Chase & Co. LOC)
$5,200,000	0.230%	07/01/35	$5,200,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1A RMKT (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC)
2,500,000	0.310	05/01/33	2,500,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 2A (Westdeutsche Landesbank AG LOC)
1,200,000	0.280	05/01/33	1,200,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 2B (Bayerische Landesbank LOC)
1,000,000	0.210	05/01/33	1,000,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Eagle Series 2006-0133 Class A (BHAC) (Citibank N.A.)(a)
1,900,000	0.260	11/15/36	1,900,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-1 (Bank of Nova Scotia LOC)
995,000	0.240	11/01/34	995,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-2 (BNP Paribas LOC)
1,865,000	0.240	11/01/34	1,865,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-3 (Lloyds TSB Bank PLC LOC)
2,600,000	0.240	11/01/34	2,600,000
Nassau County GO RANS Series 2010 A
2,000,000	1.250	03/15/11	2,000,636
Nassau County IDA Civic Facility VRDN RB Refunding & Improvement for Cold Spring Harbor Laboratory Series 1999 RMKT (TD Bank N.A. SPA)
7,205,000	0.170	01/01/34	7,205,000
Nassau County Interim Finance Authority RB Sales Tax Secured Series 2001 A-1 (AMBAC)
900,000	4.375	11/15/11	924,730
New York City GO Bonds Series 2002 A
2,200,000	5.500	08/01/11	2,246,921
New York City GO Bonds Series 2004 I
1,230,000	5.000	08/01/11	1,254,079
New York City GO VRDN ROCS-RR-II R-11747 Series 2009 (Citibank N.A. SPA)(a)
400,000	0.260	05/15/17	400,000
New York City GO VRDN Series 1993 Subseries A-4 (Bayerische Landesbank LOC)
1,200,000	0.250	08/01/22	1,200,000
New York City GO VRDN Series 1993 Subseries A-4 (Westdeutsche Landesbank AG LOC)
1,200,000	0.250	08/01/23	1,200,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank LOC)
300,000	0.280	08/01/20	300,000
New York City GO VRDN Series 2002 Subseries C-3B RMKT (Lloyds TSB Bank PLC)
400,000	0.220	08/01/20	400,000
New York City GO VRDN Series 2010 Subseries G-4 (Barclays Bank PLC)
1,300,000	0.200	03/01/39	1,300,000
New York City Health & Hospital Corp. VRDN RB Health Systems Series 2008 B (GO of Corp.) (TD Bank N.A. LOC)
2,000,000	0.220	02/15/31	2,000,000
New York City Health & Hospital Corp. VRDN RB Health Systems Series 2008 C (TD Bank N.A. LOC)
3,500,000	0.220	02/15/31	3,500,000
New York City Health & Hospital Corp. VRDN RB Health Systems Series 2008 E (JPMorgan Chase & Co. LOC)
1,400,000	0.230	02/15/26	1,400,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 2 Gold Street Series 2006 A (FNMA)
1,800,000	0.250	04/15/36	1,800,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 201 Pearl Street Development Series 2006 A (FNMA)
1,000,000	0.250	10/15/41	1,000,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA)
1,000,000	0.250	03/15/36	1,000,000
New York City IDA Civic Facility VRDN RB ROCS-RR-II R-11558 Series 2008 (BHAC) (Citibank N.A.)(a)
2,700,000	0.270	04/01/11	2,700,000
New York City Municipal Finance Authority Water & Sewer Systems VRDN RB ROCS-RR-II R-11894X Series 2010 (Citibank N.A. LOC)(a)
465,000	0.260	06/15/29	465,000
New York City Municipal Water Finance Authority CP Series 2011-6 (Landesbank Baden-Wurttemberg and Landesbank Hessen-Thueringen SPA)
1,200,000	0.320	04/05/11	1,200,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Series 2008 Subseries B-4 (BNP Paribas SPA)
5,350,000	0.230	06/15/23	5,350,000
New York City Transitional Finance Authority RB Future Tax Secured Series 2009 A
1,300,000	2.000	05/01/11	1,303,693
New York City Transitional Finance Authority RB Refunding for Future Tax Secured Series 2004 D2
1,795,000	5.000	11/01/11	1,850,071
New York City Transitional Finance Authority VRDN RB Eagle Series 2007-0019 Class A (Citibank N.A. SPA)(a)
300,000	0.260	11/01/30	300,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 C (Bayerische Landesbank SPA)
700,000	0.230	05/01/28	700,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2002 Subseries C4 (Landesbank Hessen-Thueringen SPA)
1,025,000	0.250	08/01/31	1,025,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3G (Bank of New York SPA)
200,000	0.200	11/01/22	200,000
New York City Transitional Finance Authority VRDN RB Series 2002 Subseries 2F (Bayerische Landesbank SPA)
2,600,000	0.250	11/01/22	2,600,000
New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1 RMKT
2,000,000	0.220	10/01/36	2,000,000
New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT
1,300,000	0.220	10/01/36	1,300,000

28          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
New York – (continued)

New York City Trust Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JPMorgan Chase & Co. SPA)
$4,375,000	0.230%	02/01/34	$4,375,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 A2 (Bank of America N.A. SPA)
4,000,000	0.210	04/01/27	4,000,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 B1 (Wachovia Bank N.A. SPA)
750,000	0.200	04/01/44	750,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 B2 (Wachovia Bank N.A. SPA)
1,500,000	0.200	04/01/44	1,500,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 B3 (Wells Fargo Bank N.A. SPA)
1,450,000	0.200	04/01/29	1,450,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2009-3502 (JPMorgan Chase Bank & Co.)(a)
500,000	0.290	01/01/37	500,000
New York City Trust Cultural Resources VRDN RB Refunding for Botanical Garden Series 2009 A (JPMorgan Chase & Co. LOC)
2,000,000	0.230	07/01/32	2,000,000
New York State Dormitory Authority Austin Trust Certificates VRDN RB Series 2008-1195 (Bank of America N.A. SPA)(a)
1,000,000	0.320	07/01/48	1,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Columbia University Series 2009 A
1,280,000	0.200	09/01/39	1,280,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2005 A Convertible
1,600,000	0.230	07/01/35	1,600,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2008 A
500,000	0.220	07/01/39	500,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2009 B (U.S. Bank N.A. SPA)
5,185,000	0.230	07/01/40	5,185,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for University of Rochester Series 2003 C RMKT (JPMorgan Chase & Co. LOC)
1,900,000	0.240	07/01/33	1,900,000
New York State Dormitory Authority Secondary Issues VRDN RB for Columbia University Trust Receipts Series 2006-K1 Reg. D (Citibank N.A. SPA)(a)
2,000,000	0.260	05/29/14	2,000,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-11560 for Memorial Sloan-Kettering Hospital Series 2008 (Citibank N.A. SPA)(a)
2,100,000	0.260	07/01/16	2,100,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-11722 Series 2009 (Citibank N.A. SPA)(a)
1,100,000	0.260	07/01/16	1,100,000
New York State Dormitory Authority State Supported Debt VRDN RB for Cornell University Series 2004 B RMKT (HSBC Bank USA N.A. SPA)
2,535,000	0.220	07/01/33	2,535,000
New York State Dormitory Authority State Supported Debt VRDN RB for New York Public Library Series 1999 A RMKT (TD Bank N.A. LOC)
390,000	0.220	07/01/28	390,000
New York State Dormitory Authority State Supported Debt VRDN RB for New York Public Library Series 1999 B RMKT (TD Bank N.A. LOC)
965,000	0.220	07/01/28	965,000
New York State Dormitory Authority State Supported Debt VRDN RB for University of Rochester Series 2003 B Convertible (HSBC Bank USA N.A. LOC)
3,600,000	0.170	07/01/33	3,600,000
New York State Dormitory Authority VRDN RB Floater Certificates for New York University Series 2009-91C (Wells Fargo Bank N.A.)(b)
590,000	0.400	07/01/39	590,000
New York State Dormitory Authority VRDN RB for Cornell University Series 2000 B (JPMorgan Chase & Co. SPA)
1,900,000	0.230	07/01/30	1,900,000
New York State Dormitory Authority VRDN RB for Metropolitan Museum of Art Series 1993 A
3,317,000	0.220	07/01/15	3,317,000
New York State Dormitory Authority VRDN RB for Metropolitan Museum of Art Series 1993 B
700,000	0.220	07/01/23	700,000
New York State Dormitory Authority VRDN RB Putters for Cornell University Series 2009-3383 (JPMorgan Chase & Co. SPA)(a)
385,000	0.260	01/01/17	385,000
New York State Dormitory Authority VRDN RB Putters for New York University Series 2008-3233Z (JPMorgan Chase & Co.)(a)
1,100,000	0.260	07/01/32	1,100,000
New York State Dormitory Authority VRDN RB Putters for Vassar College Series 2008-3204 (JPMorgan Chase & Co. SPA)(a)
600,000	0.260	07/01/37	600,000
New York State Dormitory Authority VRDN RB Putters Series 2008-3209 (JPMorgan Chase & Co. SPA)
3,055,000	0.260	01/01/30	3,055,000
New York State Dormitory Authority VRDN RB Putters Series 2010-3698Z (JPMorgan Chase & Co.)(a)
100,000	0.260	03/15/14	100,000
New York State Dormitory Authority VRDN RB Secondary Issues Series 2007-1861 (Wells Fargo Bank)(a)
3,545,000	0.250	07/01/39	3,545,000
New York State Environmental Facilities Corp. State Clean Water & Drinking RB Revolving Funds for New York City Municipal Water Project Series 2002-K
1,000,000	5.000	06/15/11	1,013,549
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 I (Landesbank Hessen-Thueringen LOC)
700,000	0.290	03/15/31	700,000
New York State Housing Finance Agency VRDN RB 100 Maiden Lane Series 2004 A RMKT (FNMA)
1,000,000	0.230	05/15/37	1,000,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA)
1,000,000	0.250	05/15/34	1,000,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA)
3,500,000	0.250	11/15/36	3,500,000
New York State Housing Finance Agency VRDN RB for Taconic Housing West 17th Street Series 2009 A (FNMA)
1,400,000	0.220	05/15/39	1,400,000

The accompanying notes are an integral part of these financial statements.          29

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Schedule of Investments (continued)
February 28, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
New York – (continued)

New York State Local Government Assistance Corp. Austin Trust Certificates VRDN RB Series 2008-3506 (AGM) (Bank of America N.A.)(a)
$200,000	0.320%	04/01/16	$200,000
New York State Local Government Assistance Corp. RB Refunding Senior Lien Series 2007 A
1,500,000	5.000	04/01/11	1,505,896
New York State Local Government Assistance Corp. VRDN RB Series 1995 C (Landesbank Hessen-Thueringen SPA)
2,100,000	0.230	04/01/25	2,100,000
New York State Power Authority CP Series 2011 (Bank of Nova Scotia, Bank of New York, JPMorgan Chase & Co., State Street Bank and Trust, Wells Fargo Bank N.A. SPA)
3,500,000	0.300	03/01/11	3,500,000
2,500,000	0.290	03/02/11	2,500,000
New York State Thruway Authority Highway and Bridge Trust Fund RB Refunding Series 2002 C (NATL-RE)
2,250,000	5.250	04/01/11	2,258,977
Port Authority of New York & New Jersey CP Series 2011
2,000,000	0.300	03/01/11	2,000,000
Port Authority of New York & New Jersey VRDN RB ROCS-RR-II R 11793 Series 2009(a)
500,000	0.270	03/15/27	500,000
Port Authority of New York & New Jersey VRDN RB ROCS-RR-II R-664 Series 2006 (Citibank N.A.)(a)
2,460,000	0.260	10/01/14	2,460,000
Suffolk County Water Authority VRDN RB Putters Series 2009-3357 (MBIA) (JPMorgan Chase & Co. SPA)(a)
3,260,000	0.290	06/01/24	3,260,000
Tompkins County IDA VRDN RB for Cornell University Civic Facility Series 2002 A (JPMorgan Chase & Co. SPA)
1,000,000	0.230	07/01/30	1,000,000
Triborough Bridge & Tunnel Authority RB General Series 2010 A-1 (GO of Authority)
5,035,000	2.000	11/15/11	5,090,057
Triborough Bridge & Tunnel Authority RB Refunding General Series 2002 B (GO of Authority)
2,000,000	5.000	11/15/11	2,065,265

			158,460,874

Puerto Rico(a) – 3.4%
Puerto Rico Sales Tax Financing Corp. Municipal Trust Receipts VRDN RB Floater Series 2009 10B (Barclays Bank PLC LOC)
1,500,000	0.360	08/01/57	1,500,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3034 (Morgan Stanley Municipal Products)
300,000	0.310	08/01/57	300,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3036 (Morgan Stanley Municipal Products SPA)
2,465,000	0.310	08/01/57	2,465,000
Puerto Rico Sales Tax Financing Corp. VRDN RB ROCS-RR-II R-11890 Series 2010 (Citibank N.A. LOC)
1,300,000	0.270	02/01/48	1,300,000

			5,565,000

TOTAL INVESTMENTS – 99.8%			$164,025,874

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			266,688

NET ASSETS – 100.0%			$164,292,562

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At February 28, 2011, these securities amounted to $30,180,000 or approximately 18.4% of net assets.

(b)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At February 28, 2011, these securities amounted to $590,000 or approximately 0.4% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities or the prerefunded date for those types of securities.

Investment Abbreviations:
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
BHAC	—	Berkshire Hathaway Assurance Corp.
CP	—	Commercial Paper
FNMA	—	Insured by Federal National Mortgage Association
GO	—	General Obligation
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MF Hsg.	—	Multi-Family Housing
NATL-RE	—	National Reinsurance Corp.
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
RR	—	Revenue Refunding
SPA	—	Stand-by Purchase Agreement
VRDN	—	Variable Rate Demand Notes

30          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments
February 28, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – 98.3%
Alabama – 1.7%
Alabama Special Care Facility Financing Authority VRDN RB Birmingham Putters Series 2008-2959 (JPMorgan Chase & Co. SPA)(a)
$6,370,000	0.260%	11/15/14	$6,370,000
Alabama Special Care Facility Financing Authority VRDN RB Mobile Floaters Series 2008-2605 (Morgan Stanley Municipal Products)(a)
27,000,000	0.260	11/15/39	27,000,000
Auburn University VRDN RB Putters Series 2009-3516 (AGM) (JPMorgan Chase & Co.)(a)
4,845,000	0.310	12/01/29	4,845,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 A
21,900,000	0.210	05/01/22	21,900,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 C
4,500,000	0.270	10/01/22	4,500,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A
21,000,000	0.210	11/01/21	21,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B
25,000,000	0.210	06/01/22	25,000,000
Gadsden IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994
6,150,000	0.210	06/01/15	6,150,000
Mobile City IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994
18,200,000	0.210	06/01/15	18,200,000
Parrish IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 A
28,850,000	0.210	06/01/15	28,850,000
University of Alabama VRDN RB Series 1993 B
900,000	0.270	10/01/13	900,000
Wilsonville IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 2005 D
18,250,000	0.210	01/01/24	18,250,000

			182,965,000

Alaska – 0.2%
Alaska State Housing Finance Corp. Home Mortgage VRDN RB Series 2009 D (Bank of America SPA)
10,000,000	0.270	12/01/40	10,000,000
Alaska State Housing Finance Corp. VRDN RB Floaters Series 2009-3001 (Morgan Stanley & Co.)(a)
10,365,000	0.260	12/01/41	10,365,000

			20,365,000

Arizona – 1.6%
Arizona Health Facilities Authority VRDN RB Floater for Banner Health Series 2008-51C (Wells Fargo Bank N.A.)(a)
9,750,000	0.260	01/01/38	9,750,000
Arizona Health Facilities Authority VRDN RB Floaters Series 2007-1782 (Morgan Stanley Municipal Products)(a)
14,096,500	0.260	01/01/37	14,096,500
Arizona Health Facilities Authority VRDN RB for Banner Health Series 2008 C (Bank of Nova Scotia LOC)
8,825,000	0.230	01/01/35	8,825,000
Arizona Health Facilities Authority VRDN RB for Banner Health Series 2008 F (JPMorgan Chase & Co. LOC)
2,170,000	0.280	01/01/29	2,170,000
Arizona State Transportation Board Highway VRDN RB Putters Series 2008-3151 (JPMorgan Chase & Co. SPA)(a)
6,605,000	0.260	07/01/16	6,605,000
Arizona State Transportation Board Highway VRDN RB Putters Series 2009-3466 (JPMorgan Chase & Co.)(a)
4,425,000	0.260	07/01/16	4,425,000
Banner Health Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4511 Series 2008 (Wells Fargo Bank N.A. SPA)(a)
14,620,000	0.260	01/01/35	14,620,000
Phoenix Civic Improvement Corp. Wastewater System VRDN RB Putters Series 2009-3458 (JPMorgan Chase & Co.)(a)
7,140,000	0.260	01/01/17	7,140,000
Pima County Arizona GO Bonds Series 2009 A
10,525,000	3.000	07/01/11	10,618,084
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2006-0014 A (Citibank N.A. SPA)(a)
13,275,000	0.260	01/01/35	13,275,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2006-0141 A (Citibank N.A. SPA)(a)
16,500,000	0.260	01/01/37	16,500,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2007-0012 A (Landesbank Hessen-Thueringen SPA)(a)
15,850,000	0.260	01/01/37	15,850,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floater Trust Series 2010-21W (Barclays Bank PLC)(a)
5,000,000	0.270	01/01/38	5,000,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floaters Series 2009-3078 (Morgan Stanley & Co.)(a)
6,000,000	0.270	01/01/38	6,000,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floaters Series 2009-40C (Wells Fargo & Co.)(a)
13,100,000	0.260	01/01/39	13,100,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floaters Trust Series 2009-9W (Barclays Bank PLC)(a)
4,050,000	0.270	01/01/38	4,050,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB ROCS-RR-II R-11712 Series 2009 (Citibank N.A. SPA)(a)
4,635,000	0.260	01/01/17	4,635,000
Salt River Project VRDN RB Putters Series 2008-3226 (JPMorgan Chase & Co. SPA)(a)
9,620,000	0.260	01/01/32	9,620,000
Salt River Project VRDN RB Putters Series 2009-3307 (JPMorgan Chase & Co. SPA)(a)
3,395,000	0.260	01/01/33	3,395,000
Tempe Transportation Excise Tax VRDN RB Series 2006 (Royal Bank of Canada SPA)
5,460,000	0.250	07/01/36	5,460,000

			175,134,584

California – 14.3%
Bay Area Toll Authority California Toll Bridge VRDN RB Eagle Series 2008-0056 Class A (Citibank N.A. SPA)(a)
6,455,000	0.260	04/01/47	6,455,000

The accompanying notes are an integral part of these financial statements.          31

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
February 28, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
California – (continued)

Bay Area Toll Authority California Toll Bridge VRDN RB Floaters Series 2009-2978 (Morgan Stanley & Co.)(a)
$10,835,000	0.260%	04/01/47	$10,835,000
Bay Area Toll Authority California Toll Bridge VRDN RB Floaters Series 2009-2985 (Morgan Stanley & Co.)(a)
26,290,000	0.260	04/01/39	26,290,000
Bay Area Toll Authority California Toll Bridge VRDN RB ROCS RR-II R-11453 Series 2008 (Citibank N.A.)(a)
5,900,000	0.260	04/01/14	5,900,000
Bay Area Toll Authority VRDN RB Putters Series 2008-3130 (JPMorgan Chase & Co. SPA)(a)
6,145,000	0.260	10/01/13	6,145,000
California Educational Facilities Authority Austin Trust Certificates VRDN RB for Claremont McKenna College Series 2009-1208 (Bank of America SPA)(a)
10,000,000	0.320	01/01/39	10,000,000
California Educational Facilities Authority Austin Trust Certificates VRDN RB for Southern California University Series 2009-1207 (Bank of America N.A. SPA)(a)
4,440,000	0.320	10/01/39	4,440,000
California Educational Facilities Authority VRDN RB for Stanford University Floater Certificates Series 2001-487 (Morgan Stanley & Co. SPA)(a)
9,000,000	0.260	12/01/32	9,000,000
California Educational Facilities Authority VRDN RB Putters for Claremont McKenna College Series 2009-3580 (JPMorgan Chase & Co.)(a)
5,780,000	0.260	01/01/16	5,780,000
California Educational Facilities Authority VRDN RB Putters Series 2008-2953 (JPMorgan Chase & Co. SPA)(a)
1,455,000	0.260	10/01/15	1,455,000
California Health Facilities Financing Authority VRDN RB for Kaiser Permanente Series 2006 C
4,200,000	0.240	06/01/41	4,200,000
California Health Facilities Financing Authority VRDN RB for Scripps Health Series 2008 B (Wachovia Bank N.A. LOC)
2,490,000	0.230	10/01/31	2,490,000
California Health Facilities Financing Authority VRDN RB for Stanford Hospital Floaters Series 2010-3193 (Morgan Stanley & Co.)(a)
4,600,000	0.270	11/15/36	4,600,000
California Health Facilities Financing Authority VRDN RB Refunding for Lucile Salter Packard Children’s Hospital Series 2008 B
5,000,000	0.210	08/15/33	5,000,000
California Health Facilities Financing Authority VRDN RB Refunding for Lucille Salter Packard Children’s Hospital Series 2008 C
12,520,000	0.210	08/15/23	12,520,000
California Health Facilities Financing Authority VRDN RB Refunding for Stanford Hospital Series 2008 B-1
12,900,000	0.210	11/15/45	12,900,000
California Health Facilities Financing Authority VRDN RB Sutter Health Putters Series 2010-3765 (JPMorgan Chase & Co.)(a)
9,695,000	0.260	05/15/39	9,695,000
California Health Facilities Financing Authority VRDN RB Sutter Health Series 2007-1858 (Wells Fargo Bank N.A.)(a)
8,197,000	0.260	11/15/42	8,197,000
California Health Facilities VRDN RB Sutter Health Putters Series 2008-3175 (JPMorgan Chase & Co. SPA)(a)
24,170,000	0.260	05/15/14	24,170,000
California State Department of Water Resources CP Series 2010 (Landesbank Hessen-Thueringen SPA)
6,081,000	0.350	03/03/11	6,081,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-6 (California State Teachers Retirement System and JPMorgan Chase & Co.)
25,000,000	0.260	05/01/22	25,000,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-01 (Bank of America N.A. and California State Teachers Retirement System)
60,000,000	0.230	05/01/22	60,000,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-10 (Landesbank Hessen-Thueringen LOC)
14,400,000	0.220	05/01/22	14,400,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-17 (California State Teachers Retirement System and Wells Fargo Bank N.A.)
10,800,000	0.230	05/01/22	10,800,000
California State Department of Water Resources VRDN RB Putters Series 2009-3361 (NATL-RE) (JPMorgan Chase & Co. SPA)(a)
2,000,000	0.260	06/01/13	2,000,000
California State Department of Water Resources VRDN RB ROCS-R-II R-11552 Central Valley Project Series 2008 (BHAC) (Citibank N.A. SPA)(a)
7,140,000	0.260	12/01/11	7,140,000
California State University VRDN RB ROCS RR-II R-11568 Series 2008 (BHAC) (Citibank N.A.)(a)
7,045,000	0.270	05/01/16	7,045,000
California Statewide Communities Development Authority CP Series 2010
23,500,000	0.370	03/01/11	23,500,000
California Statewide Communities Development Authority for Kaiser Permanente CP Series 2010
13,000,000	0.360	04/07/11	13,000,000
20,000,000	0.370	06/08/11	20,000,000
5,000,000	0.380	06/08/11	5,000,000
23,000,000	0.380	08/01/11	23,000,000
20,000,000	0.380	08/15/11	20,000,000
30,000,000	0.390	09/01/11	30,000,000
California Statewide Communities Development Authority for Kaiser Permanente CP Series 2010 E
24,000,000	0.390	06/20/11	24,000,000
California Statewide Communities Development Authority for Kaiser Permanente CP Series 2010 S-K
23,600,000	0.380	08/01/11	23,600,000
California Statewide Communities Development Authority for Kaiser Permanente CP Series 2011
15,000,000	0.390	09/01/11	15,000,000
California Statewide Communities Development Authority VRDN RB Floaters for Kaiser Permanente Series 2008-2635 (BHAC) (Morgan Stanley & Co.)(a)
5,405,000	0.260	04/01/33	5,405,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2002 B
46,100,000	0.240	11/01/30	46,100,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 L
57,400,000	0.240	04/01/38	57,400,000

32          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
California – (continued)

California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 M
$32,900,000	0.240%	04/01/38	$32,900,000
California Statewide Communities Development Authority VRDN RB for Sutter Health Floaters Series 2009-3102 (Morgan Stanley & Co.)(a)
2,485,000	0.260	11/15/48	2,485,000
California Statewide Communities Development Authority VRDN RB ROCS-RR-II R-11672 for Kaiser Foundation Series 2008 (BHAC) (Citibank N.A.)(a)
10,035,000	0.260	09/01/34	10,035,000
California Statewide Communities Development Authority VRDN RB ROCS-RR-II R-1563 Series 2008 (BHAC) (Citibank N.A.)(a)
9,800,000	0.260	04/01/26	9,800,000
City of Berkeley GO TRANS Series 2010
24,900,000	2.000	06/30/11	25,030,697
Desert Community College District GO VRDN Floaters Series 2009-3016 (AGM) (Morgan Stanley & Co. SPA)(a)
2,000,000	0.270	08/01/32	2,000,000
East Bay Municipal Utility District Water System VRDN RB Refunding Series 2008 Subseries A-1 (RMKT) (Royal Bank of Canada SPA)
9,000,000	0.210	06/01/38	9,000,000
Glendale California VRDN COPS for Police Building Project Series 2000 (JPMorgan Chase & Co. SPA)
3,000,000	0.280	06/01/30	3,000,000
Long Beach Unified School District GO VRDN Floaters Series 2009-3022 (Morgan Stanley & Co.)(a)
3,600,000	0.270	08/01/33	3,600,000
Los Angeles Community College GO VRDN Putters Series 2008-3287 (JPMorgan Chase & Co. SPA)(a)
8,995,000	0.260	08/01/16	8,995,000
Los Angeles Community College GO VRDN Putters Series 2010-3776Z (JPMorgan Chase & Co.)(a)
7,425,000	0.260	08/01/16	7,425,000
Los Angeles Community Redevelopment Agency MF Hsg. VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA)
8,755,000	0.250	12/15/24	8,755,000
Los Angeles County GO TRANS Series 2010
243,000,000	2.000	06/30/11	243,966,574
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows II Series 1998 C (FNMA)
4,599,000	0.230	04/15/28	4,599,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Proposition C-2nd Series 2009 A-1 (Bank of Nova Scotia SPA)
32,175,000	0.220	07/01/23	32,175,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Series 2008 A-1 (Bank of America N.A. SPA)
3,060,000	0.270	07/01/31	3,060,000
Los Angeles County VRDN RB ROCS-RR-II R-13101 CE Series 2010 (Citibank N.A.)(a)
51,500,000	0.280	06/30/11	51,500,000
Los Angeles Department of Airports Municipal Trust Receipts VRDN RB for Los Angeles International Airport Floater Series 2010 80W-144 (Barclays Bank PLC)(a)
2,600,000	0.240	05/15/31	2,600,000
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Putters Series 2010-3838 (JPMorgan Chase & Co.)(a)
2,800,000	0.260	05/15/40	2,800,000
Los Angeles Department of Airports VRDN RB ROCS RR-II R-11881 Series 2010 (Citibank N.A.)(a)
5,000,000	0.260	05/15/18	5,000,000
Los Angeles Department of Water & Power VRDN RB for Power System Subseries 2002 A-2 (JPMorgan Chase & Co.)
27,800,000	0.240	07/01/35	27,800,000
Los Angeles Department of Water & Power VRDN RB Putters Series 2009-3422 (JPMorgan Chase & Co. SPA)(a)
6,660,000	0.260	07/01/16	6,660,000
Los Angeles Department of Water & Power VRDN RB ROCS-RR-II R-11555 Series 2008 (BHAC) (Citibank N.A. SPA)(a)
8,085,000	0.260	07/01/15	8,085,000
Los Angeles Department of Water & Power VRDN RB Series 2002 Subseries A-3 (Lloyds TSB Bank PLC SPA)
20,525,000	0.220	07/01/35	20,525,000
Los Angeles Department of Water & Power Waterworks VRDN RB Series 2001 Subseries B-4(b)
10,800,000	0.250	07/01/35	10,800,000
Los Angeles Unified School District GO TRANS Series 2010 A
43,650,000	2.000	06/30/11	43,841,097
Los Angeles Unified School District GO VRDN Putters Series 2009-3494Z (JPMorgan Chase & Co.)(a)
3,420,000	0.260	01/01/29	3,420,000
Metropolitan Water District Southern California Waterworks VRDN RB Putters Series 2009-3289 (JPMorgan Chase & Co.)(a)
2,225,000	0.260	07/01/31	2,225,000
Metropolitan Water District Southern California Waterworks VRDN RB ROCS-RR-II R-11301 Series 2007 (Citibank N.A. SPA)(a)
6,115,000	0.260	07/01/15	6,115,000
Newport Beach VRDN RB ROCS RR-II R-11753 for Hoag Memorial Hospital Series 2009 (Citibank N.A.)(a)
8,550,000	0.260	06/01/13	8,550,000
Orange County Apartment Development VRDN RB for Park Ridge Villas Series 1998 (FNMA)
2,900,000	0.240	11/15/28	2,900,000
Orange County Apartment Development VRDN RB Refunding for Larkspur Canyon Apartments Series 1997 A (FNMA LOC)
200,000	0.240	06/15/37	200,000
Orange County Apartment Development VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC) (Bank of America N.A. LOC)
27,700,000	0.230	12/01/29	27,700,000
Orange County Sanitation District VRDN COPS Putters Series 2010-3773Z (AGM) (JPMorgan Chase & Co.)(a)
4,350,000	0.260	08/01/15	4,350,000
Orange County Sanitation District VRDN COPS Series 2000 A (Dexia Credit Local SPA)
9,200,000	0.260	08/01/29	9,200,000
Orange County Sanitation District VRDN COPS Series 2000 B (Dexia Credit Local SPA)
14,300,000	0.260	08/01/30	14,300,000
Orange County Water District VRDN COPS Floater Series 2010-3192 (Morgan Stanley & Co.)(a)
5,240,000	0.270	08/15/39	5,240,000
Orange County Water District VRDN COPS ROCS RR II R-11782-1 Series 2009 (Citibank N.A.)(a)
9,000,000	0.260	02/15/35	9,000,000

The accompanying notes are an integral part of these financial statements.          33

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
February 28, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
California – (continued)

Riverside County Transportation Commission Sales Tax VRDN RB Limited Tax Series 2009 B (JPMorgan Chase & Co. SPA)
$6,500,000	0.270%	06/01/29	$6,500,000
Sacramento County Housing Authority VRDN RB Refunding for River Terrace Apartments Series 1996 (FNMA LOC)
4,900,000	0.240	07/15/29	4,900,000
Sacramento County Sanitation District Financing Authority VRDN RB Series 2005-1034 (NATL-RE) (JPMorgan Chase & Co. SPA)(a)
3,325,000	0.260	08/01/13	3,325,000
San Diego Community College Austin Trust Certificates GO VRDN Series 2008-3020X (AGM) (Bank of America N.A.)(a)
6,000,000	0.320	08/01/32	6,000,000
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase & Co.)(a)
6,635,000	0.260	02/01/17	6,635,000
San Diego County Water Authority CP Series 2011 (BNP Paribas SPA)
10,000,000	0.300	03/01/11	10,000,000
San Diego County Water Authority VRDN COPS Putters Series 2008-2873 (AGM) (JPMorgan Chase & Co.)(a)
4,465,000	0.260	05/01/13	4,465,000
San Diego Water Authority CP Series 2011 (Bayerische Landesbank SPA)
24,100,000	0.300	03/01/11	24,100,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-11251 Series 2007 (Citibank N.A.)(a)
10,340,000	0.260	08/01/15	10,340,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS-RR-II R-11285 Series 2007 (Citibank N.A. SPA)(a)
4,725,000	0.260	08/01/15	4,725,000
San Francisco Bay Area Rapid Transportation District GO VRDN Eagle Series 2007-0100 A (Landesbank Hessen-Wurttemberg SPA)(a)
8,900,000	0.260	08/01/35	8,900,000
San Francisco City & County GO VRDN Series 2010 48C(a)
10,120,000	0.250	06/15/35	10,120,000
San Francisco City & County Public Utilities Commission Water VRDN RB Floaters Series 2007-2190 (AGM) (Wells Fargo Bank N.A.)(a)
5,000,000	0.290	11/01/31	5,000,000
San Francisco City & County Public Utilities Commission Water VRDN RB Floaters Series 2010-3153 (Morgan Stanley & Co.)(a)
6,500,000	0.270	11/01/39	6,500,000
San Mateo County Community College District GO VRDN Floaters Series 2010-3166X (Morgan Stanley & Co.)(a)
9,068,182	0.260	09/01/38	9,068,182
Santa Clara County Financing Authority VRDN RB Camino Hospital Series 2009 A (Wells Fargo & Co. LOC)
10,300,000	0.230	02/01/44	10,300,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 D RMKT (Sumitomo Mitsui Banking Corp. SPA)
26,675,000	0.210	04/01/36	26,675,000
Southern California Public Power Authority Project VRDN RB Series 2009 (Bank of America N.A. LOC)
4,445,000	0.250	07/01/36	4,445,000
University of California VRDN RB Floaters Certificates Series 2009-7C (Wells Fargo & Co. SPA)(a)
17,460,000	0.250	05/15/39	17,460,000
University of California VRDN RB Floaters Series 2009-3066X (Morgan Stanley & Co.)(a)
10,829,450	0.260	05/15/34	10,829,450
University of California VRDN RB Putters Series 2008-2649Z (JPMorgan Chase & Co. SPA)(a)
3,800,000	0.260	05/15/14	3,800,000
University of California VRDN RB ROCS RR II R-11886X Series 2010 (Citibank N.A.)(a)
2,700,000	0.260	05/15/17	2,700,000
University of California VRDN RB ROCS RR-II R-11661 Series 2008 (AGM) (Citibank N.A.)(a)
13,900,000	0.260	05/15/32	13,900,000
University of California VRDN RB ROCS-R-II R-11567 Series 2008 (BHAC) (Citibank N.A. SPA)(a)
3,440,000	0.260	05/15/31	3,440,000
University of Southern California Educational Facilities Authority VRDN RB Eagle Series 2007-0064 Class A (Citibank N.A.)(a)
13,700,000	0.260	10/01/37	13,700,000
University of Southern California Educational Facilities Authority VRDN RB Floaters Series 2009-3067X (Morgan Stanley & Co.)
9,590,000	0.260	10/01/39	9,590,000
University of Southern California Educational Facilities Authority VRDN RB Floaters Trust Series 2009-11B Reg. D (Barclays Bank PLC)(a)
2,940,000	0.230	10/01/38	2,940,000
University of Southern California Educational Facilities Authority VRDN RB Putters Series 2009-3424 (JPMorgan Chase & Co. SPA)(a)
11,325,000	0.260	10/01/16	11,325,000
University of Southern California Educational Facilities Authority VRDN RB ROCS-RR-II R-11064 Series 2007 (Citibank N.A.)(a)
17,970,000	0.260	04/01/28	17,970,000
Victor Valley Community College GO VRDN Floater Certificates Series 2009-34C (Wells Fargo & Co.)(a)
12,185,000	0.250	08/01/44	12,185,000

			1,570,018,000

Colorado – 2.0%
Colorado Educational & Cultural Facilities Authority VRDN RB Nature Conservancy Series 2003 A-TE Convertible (Bank of America N.A. SPA)
74,900,000	0.300	07/01/33	74,900,000
Colorado Health Facilities Authority VRDN RB for Adventist Health System-Sunbelt, Inc. Series 2004 B (JPMorgan Chase & Co. LOC)
8,500,000	0.250	11/15/34	8,500,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2002 B (JPMorgan Chase & Co. SPA)
1,300,000	0.270	03/01/32	1,300,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-1 (Bayerische Landesbank SPA)
31,655,000	0.260	03/01/23	31,655,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-2 (Bayerische Landesbank SPA)
2,575,000	0.300	03/01/23	2,575,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-3 (Landesbank Hessen-Thueringen SPA)
17,940,000	0.280	03/01/23	17,940,000

34          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Colorado – (continued)

Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-6 (Landesbank Hessen-Thueringen SPA)
$40,100,000	0.260%	03/01/44	$40,100,000
Colorado Health Facilities Authority VRDN RB for Catholic Health ROCS-RR-II R-11622 Series 2008 (AGM) (Citibank N.A.)
9,300,000	0.260	10/01/34	9,300,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity of Leavenworth Health System Putters Series 2010-3702 (JPMorgan Chase & Co.)(a)
9,700,000	0.260	01/01/18	9,700,000
Colorado Regional Transportation District Sales Tax VRDN RB ROCS-RR-II R-12312 Series 2010 (AGM) (AMBAC) (Citibank N.A.)(a)
3,700,000	0.260	05/01/15	3,700,000
Colorado Springs Utilities Systems VRDN RB Subordinated Lien Improvement Series 2005 A (State Street Bank & Trust Co. SPA)
14,790,000	0.270	11/01/35	14,790,000
Colorado Springs Utilities VRDN RB Series 2010 C (JPMorgan Chase & Co. SPA)
1,750,000	0.260	11/01/40	1,750,000
Denver GO VRDN Austin Trust Certificates Series 2008-1050 (Bank of America N.A. SPA)(a)
7,500,000	0.330	08/01/25	7,500,000

			223,710,000

Connecticut – 0.6%
Connecticut State GO Bonds Series 2001 D
5,000,000	5.125	11/15/11	5,164,356
Connecticut State Health & Educational Facilities Authority Austin Trust Certificates VRDN RB Series 2008-1086 (Bank of America N.A. SPA)(a)
2,000,000	0.330	07/01/37	2,000,000
Connecticut State Health & Educational Facilities Authority for Yale University CP Series 2010
15,100,000	0.320	03/01/11	15,100,000
Connecticut State Health & Educational Facilities Authority VRDN RB Eagle-7 Series 2005-3031 Class A (Citibank N.A.)(a)
15,000,000	0.260	07/01/35	15,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-2861 (JPMorgan Chase & Co. SPA)(a)
5,980,000	0.220	07/01/15	5,980,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-3185Z (JPMorgan Chase & Co.)(a)
11,995,000	0.260	07/01/15	11,995,000
Connecticut State Lehman Municipal Trust Receipts VRDN RB Floater TRS for Yale University Series 2008 K34W-Reg D (Citibank N.A. SPA)(a)
10,335,000	0.260	08/21/35	10,335,000
University of Connecticut VRDN RB ROCS-RR-II R-11921 Series 2011 (GO of University) (Citibank N.A.)(a)
3,500,000	0.260	02/15/18	3,500,000

			69,074,356

Delaware – 0.4%
Delaware State Health & Educational Facilities Authority VRDN RB for the Nemours Foundation Project Series 2005 (Bank of America N.A.)
25,720,000	0.240	01/01/35	25,720,000
Delaware State Health Facilities Authority VRDN RB for Christiana Care Health Services, Inc. Series 2008 B
16,475,000	0.220	10/01/38	16,475,000

			42,195,000

District of Columbia – 2.2%
District of Columbia George Washington University VRDN RB Series 2000 B RMKT (Bank of America N.A LOC)
21,400,000	0.290	09/15/29	21,400,000
District of Columbia GO TRANS Series 2010
125,000,000	2.000	09/30/11	126,176,293
District of Columbia GO VRDN Refunding Series 2008 A RMKT (Bank of America N.A. LOC)
19,970,000	0.290	06/01/34	19,970,000
District of Columbia GO VRDN Refunding Series 2008 C1 RMKT (TD Bank N.A. LOC)
10,100,000	0.250	06/01/27	10,100,000
District of Columbia Income Tax Secured VRDN RB Floaters Series 2009-3057X (Morgan Stanley & Co.)(a)
7,990,000	0.270	12/01/30	7,990,000
District of Columbia VRDN RB Putters Series 2009-3354 (JPMorgan Chase & Co. SPA)(a)
7,625,000	0.260	06/01/17	7,625,000
District of Columbia VRDN RB Putters Series 2009-3369 (JPMorgan Chase & Co. SPA)(a)
4,500,000	0.260	06/01/17	4,500,000
District of Columbia Water & Sewer Systems VRDN RB Putters Series 2009-3317 (JPMorgan Chase & Co. SPA)(a)
8,330,000	0.260	04/01/33	8,330,000
Metropolitan Washington D.C. Airport Authority CP Series 2011 (Landesbank Baden-Wurttemberg LOC)
10,500,000	0.500	05/05/11	10,500,000
Metropolitan Washington D.C. Airport Authority System VRDN RB Refunding Series 2010 Subseries C-2 (Barclays Bank PLC LOC)
23,770,000	0.240	10/01/39	23,770,000

			240,361,293

Florida – 6.6%
Cleveland Clinic CP Series 2010
41,905,000	0.390	03/22/11	41,905,000
Florida State Board of Education GO Bonds Capital Outlay Series 2011 B (Wells Fargo Bank N.A.)(a)
8,800,000	0.260	06/01/40	8,800,000
Florida State Board of Education GO VRDN Putters Series 2008-2850 (JPMorgan Chase & Co. SPA)(a)
7,425,000	0.260	12/01/13	7,425,000
Florida State Board of Education GO VRDN Putters Series 2010-3834Z (JPMorgan Chase & Co.)(a)
9,000,000	0.260	12/01/15	9,000,000
Florida State Board of Education GO VRDN ROCS-RR-II R-11302 Series 2007 (Citibank N.A. SPA)(a)
7,545,000	0.260	12/01/15	7,545,000
Florida State Board of Education GO VRDN ROCS-RR-II R-11303 Series 2007 (Citibank N.A. SPA)(a)
5,350,000	0.250	12/01/15	5,350,000

The accompanying notes are an integral part of these financial statements.          35

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
February 28, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Florida – (continued)

Florida State Board of Education GO VRDN ROCS-RR-II R-11884X Series 2010 (Citibank N.A.)(a)
$4,800,000	0.260%	06/01/18	$4,800,000
Florida State Board of Education GO VRDN ROCS-RR-II R-12017 Series 2007 (Citibank N.A)(a)
9,600,000	0.250	10/15/16	9,600,000
Florida State Board of Education Lottery RB Refunding Series 2010 D
10,240,000	2.000	07/01/11	10,296,549
Florida State Board of Education Lottery RB Series 2001 B (NATL-RE) (FGIC)
7,060,000	5.250	07/01/11	7,239,904
Florida State Turnpike Authority VRDN RB Putters Series 2008-2514 (JPMorgan Chase & Co. SPA)(a)
18,070,000	0.260	07/01/15	18,070,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2539 (JPMorgan Chase & Co. SPA)(a)
21,330,000	0.260	07/01/15	21,330,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2996 (JPMorgan Chase & Co. SPA)(a)
4,100,000	0.260	01/01/13	4,100,000
Highlands County Health Facilities Authority VRDN RB for Adventist Health System ROCS-RR-II R-11830 Series 2010 (Citibank N.A.)(a)
5,875,000	0.280	05/15/31	5,875,000
Highlands County Health Facilities Authority VRDN RB for Adventist Health System Series 2007 A-2
30,000,000	0.220	11/15/37	30,000,000
Highlands County Health Facilities Authority VRDN RB for Hospital Adventist Health System Series 2005 I
17,500,000	0.220	11/15/27	17,500,000
Jacksonville Austin Trust Certificates VRDN RB Mayo Foundation Series 2008-3015X (Bank of America N.A. SPA)(a)
5,500,000	0.330	11/15/36	5,500,000
Jacksonville CP Series 2004 A (Landesbank Baden-Wurttemberg LOC)
20,580,000	0.370	03/01/11	20,580,000
22,860,000	0.330	05/02/11	22,860,000
Jacksonville Electric Authority CP Notes Series 2011 C-1 (JPMorgan Chase & Co. SPA)
35,000,000	0.300	03/07/11	35,000,000
21,800,000	0.330	04/04/11	21,800,000
Jacksonville Electric Authority VRDN RB Series 2008 D (Lloyds TSB Bank PLC SPA)
6,210,000	0.230	10/01/38	6,210,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries A-1 (Bank of New York SPA)
56,000,000	0.230	10/01/38	56,000,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries B-1 (State Street Bank & Trust SPA)
17,950,000	0.240	10/01/36	17,950,000
Jacksonville Transportation VRDN RB Series 2008 A (JPMorgan Chase & Co. SPA)
70,735,000	0.280	10/01/32	70,735,000
Jacksonville Transportation VRDN RB Series 2008 B (Dexia Credit Local SPA)
18,900,000	0.250	10/01/27	18,900,000
Jacksonville Water & Sewer Systems VRDN RB Series 2008 A-2 (Banco Bilbao Vizcaya SPA)
49,300,000	0.230	10/01/42	49,300,000
Orange County Health Facilities Authority VRDN RB for the Nemours Foundation Series 2009 C-2
11,810,000	0.230	01/01/37	11,810,000
Orange County School District VRDN COPS Putters Series 2010-3785Z (NATL-RE) (FGIC) (JPMorgan Chase & Co.)(a)
5,000,000	0.310	02/01/15	5,000,000
Palm Beach County Solid Waste Authority RB for Improvement Series 2010
75,000,000	1.000	01/12/12	75,375,395
Pinellas County Health Facilities Authority VRDN RB for Baycare Health System, Inc. Series 2009 A3 (Wells Fargo Bank N.A. LOC)
8,875,000	0.250	11/01/38	8,875,000
South Broward Hospital District Austin Trust Certificates VRDN RB Series 2008-1122 (Bank of America N.A. SPA)(a)
9,000,000	0.330	05/01/36	9,000,000
South Miami Health Facilities Authority VRDN RB for Baptist Health Putters Series 2007-2318 (JPMorgan Chase & Co. SPA)(a)
50,595,000	0.260	08/15/35	50,595,000
South Miami Health Facilities Authority VRDN RB for Baptist Health Putters Series 2008-2473 (JPMorgan Chase & Co. SPA)(a)
3,115,000	0.260	08/15/15	3,115,000
Tallahassee Construction Utility System VRDN RB Putters Series 2008-2617 (JPMorgan Chase & Co. SPA)(a)
6,660,000	0.260	10/01/15	6,660,000
Tallahassee Construction Utility System VRDN RB ROCS-RR-II R-11306 Series 2007 (Citibank N.A. SPA)(a)
6,750,000	0.260	10/01/15	6,750,000
Volusia County Health Facilities Authority VRDN RB for Adventist Health System Series 1994 A (JPMorgan Chase & Co. LOC)
10,370,000	0.270	11/15/23	10,370,000

			721,221,848

Georgia – 1.1%
Georgia State GO Bonds Series 2010 B
25,780,000	5.000	10/01/11	26,488,879
Georgia State GO Bonds Series 2010 C-1
16,590,000	3.000	10/01/11	16,851,665
Gwinnett County Public School District GO VRDN Putters Series 2008-2868 (JPMorgan Chase & Co. SPA)(a)
8,870,000	0.260	02/01/16	8,870,000
Gwinnett County School District Austin Trust Certificates GO VRDN Series 2008-1112 (Bank of America N.A.)(a)
4,500,000	0.330	02/01/36	4,500,000
Gwinnett County Water & Sewer Authority VRDN RB ROCS-RR-II R-11910 Series 2011 (Citibank N.A.)(a)
4,200,000	0.260	02/01/17	4,200,000
Metropolitan Atlanta Rapid Transit Authority Austin Trust Certificates VRDN RB Series 2008-3046X (AGM) (Bank of America N.A.)(a)
6,665,000	0.330	07/01/37	6,665,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Series 2000 B (Bayerische Landesbank and Westdeutsche Landesbank AG LOC)
16,000,000	0.230	07/01/25	16,000,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 B RMKT (Landesbank Hessen-Thueringen LOC)
17,800,000	0.450	06/01/20	17,800,000

36          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Georgia – (continued)

Municipal Electric Authority of Georgia VRDN RB Series 1985 C RMKT (Bayerische Landesbank LOC)
$9,000,000	0.300%	03/01/20	$9,000,000
Private Colleges & Universities Authority VRDN RB for Emory University Putters Series 2008-2989 (JPMorgan Chase & Co.)(a)
3,545,000	0.260	03/01/16	3,545,000
Private Colleges & Universities Authority VRDN RB for Emory University Putters Series 2009-3243 (JPMorgan Chase & Co. SPA)(a)
4,795,000	0.260	03/01/17	4,795,000
Private Colleges & Universities Facilities Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB for Emory University P-Floats-PT-4664 Series 2010 (Bank of America N.A.)
7,685,000	0.330	09/01/39	7,685,000

			126,400,544

Hawaii(a) – 0.0%
Hawaii State GO VRDN ROCS-RR-II R-11911 Series 2011 (Citibank N.A.)
3,900,000	0.260	11/01/16	3,900,000

Illinois – 1.4%
Chicago Board of Education GO VRDN Putters Series 2008-2997 (AGM) (JPMorgan Chase & Co. SPA)(a)
3,115,000	0.310	06/01/16	3,115,000
Chicago Board of Education GO VRDN Refunding for Dedicated Revenues Series 2009 A-2 (Northern Trust Co. LOC)
5,900,000	0.260	03/01/26	5,900,000
Chicago GO VRDN Putters Series 2009-3420 (JPMorgan Chase & Co. SPA)(a)
6,610,000	0.260	01/01/16	6,610,000
Chicago Metropolitan Water Reclamation District of Greater Chicago VRDN RB ROCS-RR-II R-11189 Series 2007 (Citigroup Global Markets SPA)(a)
4,995,000	0.250	06/01/14	4,995,000
Chicago Water Authority VRDN RB Floaters Certificates Series 2008-60C (AGM) (Wells Fargo & Co. SPA)(a)
17,870,000	0.260	11/01/33	17,870,000
Chicago Waterworks VRDN RB Second Lien Series 1999 Subseries 2000-1 RMKT (JPMorgan Chase & Co. SPA)
14,100,000	0.200	11/01/30	14,100,000
Illinois Development Finance Authority VRDN RB for Evanston Northwestern Series 2001 C Convertible (JPMorgan Chase & Co. SPA)
7,500,000	0.190	05/01/31	7,500,000
Illinois Finance Authority VRDN RB Advocate Health Care Series 2008 Subseries C3A (Bank of America N.A. SPA)
16,125,000	0.260	11/01/38	16,125,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2009 A-1 (JPMorgan Chase & Co. SPA)
3,000,000	0.190	08/15/38	3,000,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2009 A-2 (Northern Trust Co. SPA)
9,790,000	0.190	08/15/38	9,790,000
Illinois Finance Authority VRDN RB for Northwestern University Putters Series 2009-3302 (JPMorgan Chase & Co.)(a)
12,100,000	0.220	06/01/14	12,100,000
Illinois Finance Authority VRDN RB for Southern Healthcare Series 2008 (Bank of Nova Scotia LOC)
4,545,000	0.250	03/01/38	4,545,000
Illinois Health System Sisters Hospital CP Series 2008 A
27,970,000	0.320	05/05/11	27,970,000
Illinois State Toll Highway Authority VRDN RB Putters Series 2009-3336 (JPMorgan Chase & Co. SPA)(a)
5,330,000	0.260	01/01/16	5,330,000
University of Chicago VRDN RB Austin Trust Certificates Series 2009-1205 (Bank of America N.A. SPA)(a)
4,165,000	0.330	07/01/37	4,165,000
University of Chicago VRDN RB Putters Series 2009-3288Z (JPMorgan Chase & Co. SPA)(a)
3,000,000	0.260	07/01/16	3,000,000
University of Illinois VRDN RB Auxiliary Facilities System Putters Series 2009-3348 (JPMorgan Chase & Co. SPA)(a)
8,995,000	0.260	10/01/16	8,995,000

			155,110,000

Indiana – 2.8%
Indiana Health & Educational Facilities Financing Authority VRDN RB Ascension Health ROCS-RR-II R-11160 Series 2007 (Citibank N.A.)(a)
13,785,000	0.260	11/15/14	13,785,000
Indiana Health Facilities Financing Authority VRDN RB for Ascension Health Series 2005 A-2
24,615,000	0.230	11/01/27	24,615,000
Indiana State Finance Authority Hospital VRDN RB for Parkview Health System Series 2009 55C (Wells Fargo Bank N.A.)(a)
4,855,000	0.260	11/01/22	4,855,000
Indiana State Finance Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4659 for Sisters of St. Francis Health Series 2009 (Bank of America N.A)(a)
5,000,000	0.330	11/01/33	5,000,000
Indiana State Finance Authority VRDN RB Floaters Series 2007-1885 (Wells Fargo Bank N.A. SPA)(a)
12,945,000	0.250	02/01/27	12,945,000
Indiana State Finance Authority VRDN RB for Trinity Health Putters Series 2009-3611 (JPMorgan Chase & Co.)(a)
20,360,000	0.260	12/01/32	20,360,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2005 A-2 RMKT (Barclays Bank PLC SPA)
70,000,000	0.240	02/01/35	70,000,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2005 A-3 RMKT (Barclays Bank PLC SPA)
31,500,000	0.240	02/01/35	31,500,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2005 A-5 RMKT (Bank of New York SPA)
12,500,000	0.200	02/01/35	12,500,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2007 A-1 RMKT (JPMorgan Chase & Co. SPA)
33,900,000	0.190	02/01/37	33,900,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2008 A-1 RMKT (JPMorgan Chase & Co. SPA)
15,800,000	0.190	02/01/39	15,800,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2008 A-2 RMKT
40,000,000	0.210	02/01/39	40,000,000
Indiana State Finance Authority VRDN RB ROCS RR-II R-11912 Series 2011 (Citibank N.A.)(a)
3,900,000	0.260	02/01/17	3,900,000

The accompanying notes are an integral part of these financial statements.          37

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
February 28, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Indiana – (continued)

University of Indiana VRDN RB Floater Certificates Series 2009-45C (Wells Fargo & Co. SPA)(a)
$22,600,000	0.260%	06/01/38	$22,600,000

			311,760,000

Iowa – 0.1%
Iowa Finance Authority Health Facilities VRDN RB Iowa Health System Series 2009 D (Bank of America N.A. LOC)
3,685,000	0.270	02/15/35	3,685,000
Iowa Finance Authority Health Facilities VRDN RB Iowa Health System Series 2009 E (Bank of America N.A. LOC)
3,900,000	0.270	07/01/39	3,900,000
Iowa Financing Authority VRDN RB Refunding for Trinity Health Series 2000 D (JPMorgan Chase & Co. and Northern Trust Co. SPA)
6,915,000	0.250	12/01/30	6,915,000

			14,500,000

Kansas – 1.2%
City of Topeka GO Temporary Notes Series 2010 B
24,615,000	2.000	10/01/11	24,834,747
Kansas State DOT Highway VRDN RB Putters Series 2008-2969 (JPMorgan Chase & Co. SPA)(a)
3,840,000	0.260	09/01/12	3,840,000
Kansas State DOT Highway VRDN RB Series 2008 A-1 (Wachovia Bank N.A. SPA)
22,200,000	0.220	09/01/13	22,200,000
Kansas State DOT Highway VRDN RB Series 2008 A-2 (Wachovia Bank N.A. SPA)
10,000,000	0.220	09/01/14	10,000,000
Kansas State DOT Highway VRDN RB Series 2008 A-4 (Wachovia Bank N.A. SPA)
28,000,000	0.210	09/01/14	28,000,000
Kansas State DOT Highway VRDN RB Series 2008 A-5 (Wachovia Bank N.A. SPA)
7,500,000	0.220	09/01/15	7,500,000
Olathe GO Temporary Notes Series 2010 A
31,455,000	1.500	06/01/11	31,541,659

			127,916,406

Kentucky – 0.1%
Kentucky Economic Development Finance Authority VRDN RB for Catholic Health Series 2004 C
13,100,000	0.230	05/01/34	13,100,000

Louisiana – 1.1%
Lake Charles Harbor & Terminal District VRDN RB for Lake Charles Cogeneration Series 2010 A
30,000,000	0.370	05/31/11	30,000,000
St. James Parish VRDN RB for Nucor Steel LLC Project Series 2010 A-1
57,500,000	0.260	11/01/40	57,500,000
St. James Parish VRDN RB for Nucor Steel LLC Project Series 2010 B-1
38,000,000	0.290	11/01/40	38,000,000

			125,500,000

Maine(a) – 0.1%
Maine Health & Higher Educational Facilities Authority VRDN RB for Bowdoin College Putters Series 2009-3461 (JPMorgan Chase & Co.)
6,955,000	0.260	01/01/17	6,955,000

Maryland – 0.9%
Maryland Health & Higher Education for John Hopkins University CP Series 2011 B (Wells Fargo Bank N.A. SPA)
4,440,000	0.310	04/06/11	4,440,000
Maryland Industrial Development Financing Authority Port Facilities VRDN RB Refunding for Occidental Petroleum Corp. Series 2010
68,200,000	0.250	03/01/30	68,200,000
Maryland State Austin Trust Certificates GO VRDN Series 2008-1194 (Bank of America N.A.)(a)
5,375,000	0.330	07/15/22	5,375,000
Maryland State Economic Development Corp. VRDN RB for Howard Hughes Medical Center Series 2008 A
3,800,000	0.220	02/15/43	3,800,000
Maryland State Health & Higher Educational Facilities Authority VRDN RB for John Hopkins University Series 2008 B
17,600,000	0.200	07/01/27	17,600,000
Montgomery County CP Series 2011 (State Street Bank and Trust Co. SPA)
4,800,000	0.330	05/02/11	4,800,000

			104,215,000

Massachusetts – 3.3%
Commonwealth of Massachusetts GO RANS Series 2010 C
35,330,000	2.000	06/23/11	35,515,332
Massachusetts Bay Transportation Authority Sales Tax Austin Trust Certificates VRDN RB Series 2008-1111 (Bank of America N.A. SPA)(a)
5,000,000	0.330	07/01/28	5,000,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Putters Series 2006-1387 (JPMorgan Chase & Co. SPA)(a)
13,315,000	0.260	01/01/27	13,315,000
Massachusetts Health Harvard University CP Series 2011 S-EE
20,000,000	0.290	05/02/11	20,000,000
Massachusetts State Austin Trust Certificates GO VRDN Series 2008-1203 (Bank of America N.A. SPA)(a)
9,500,000	0.330	08/01/38	9,500,000
Massachusetts State Austin Trust Certificates VRDN RB for Harvard University Series 2008-3320 (Bank of America N.A. SPA)(a)
1,000,000	0.330	10/01/38	1,000,000
Massachusetts State Austin Trust Certificates VRDN RB for Partners Healthcare Series 2008-1056 (Bank of America N.A. SPA)(a)
3,310,000	0.330	07/01/32	3,310,000
Massachusetts State Development Finance Agency VRDN RB Floaters for Holy Cross Series 2006-1336 (AMBAC) (Morgan Stanley & Co.)(a)
5,050,000	0.270	09/01/32	5,050,000
Massachusetts State Development Finance Agency VRDN RB for Harvard University Putters Series 2010-3840 (JPMorgan Chase & Co. LOC)(a)
4,000,000	0.260	02/01/34	4,000,000
Massachusetts State Development Finance Agency VRDN RB for Harvard University Series 2010 56C (Wells Fargo Bank N.A.)(a)
9,460,000	0.260	10/15/40	9,460,000
Massachusetts State Development Finance Agency VRDN RB for Partners Healthcare Putters Series 2011-3867 (JPMorgan Chase & Co.)(a)
24,900,000	0.220	02/01/13	24,900,000

38          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Massachusetts – (continued)

Massachusetts State GO VRDN Series 2010 A
$33,000,000	0.500%	02/01/12	$33,039,780
Massachusetts State Health & Education Facilities Authority for Partners Healthcare System CP Series 2011 H-1
5,000,000	0.320	04/04/11	5,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Amherst College Series 2003 H
14,779,000	0.430	11/01/33	14,779,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Amherst College Series 2005 I
3,900,000	0.220	11/01/28	3,900,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University Putters Series 2008-3104 (JPMorgan Chase & Co. SPA)(a)
3,040,000	0.260	10/01/15	3,040,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University ROCS-RR-II R-11514 Series 2008 (Citibank N.A. SPA)(a)
5,390,000	0.260	10/01/15	5,390,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University ROCS-RR-II R-11913 Series 2011 (Go of Institution) (Citibank N.A.)(a)
3,000,000	0.260	12/15/17	3,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Massachusetts Institute of Technology ROCS-RR-II-11824 Series 2010 (Citibank N.A.)(a)
2,665,000	0.260	01/01/16	2,665,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Museum of Fine Art Series 2007 A2 RMKT (Bank of America N.A. SPA)
19,350,000	0.210	12/01/37	19,350,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A1-RMKT 04/03/08 (Bank of America N.A. SPA)
20,000,000	0.230	12/01/37	20,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2005 F-3 (Citibank N.A. SPA)
60,020,000	0.250	07/01/40	60,020,000
Massachusetts State Housing Finance Agency VRDN RB Series 2003 F RMKT
1,000,000	0.530	12/01/37	1,000,000
Massachusetts State Puttable Floating Option Tax-Exempt Receipts VRDN RB for Harvard University P-Floats-PT-4691 Series 2010 (Bank of America N.A.)(a)
6,250,000	0.330	01/17/19	6,250,000
Massachusetts State School Building Authority Dedicated Sales Tax VRDN RB Floaters Series 2009-3091 (AGM) (AMBAC) (Morgan Stanley Municipal Products)(a)
6,665,000	0.270	08/15/37	6,665,000
Massachusetts State Water Resources Authority VRDN RB Putters Series 2008-2848 (AGM) (JPMorgan Chase & Co. SPA)(a)
5,345,000	0.260	02/01/15	5,345,000
Massachusetts Water Resources Authority CP Series 2011 S-94 (Bayerische Landesbank LOC)
41,400,000	0.340	04/01/11	41,400,000
University of Massachusetts Building Authority Facilities VRDN RB Senior Community GTD Series 2008 A (Bank of America N.A. SPA)
4,685,000	0.270	05/01/38	4,685,000

			366,579,112

Michigan – 0.6%
Kent Hospital Finance Authority VRDN RB Refunding Spectrum Health Series 2008 B-3 (Wells Fargo Bank N.A. SPA)
4,000,000	0.240	01/15/47	4,000,000
Michigan Municipal Bond Authority VRDN RB ROCS-RR-II R-11254 Series 2007 (Citibank N.A. SPA)(a)
3,800,000	0.250	04/01/25	3,800,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 2010 Subseries F-2
1,300,000	0.230	11/15/47	1,300,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 2010 Subseries F-4
15,550,000	0.230	11/15/47	15,550,000
Michigan State Hospital Finance Authority VRDN RB for McLaren Health Care Putters Series 2010-3818 (JPMorgan Chase & Co.)(a)
6,660,000	0.340	08/01/30	6,660,000
Michigan State Hospital Finance Authority VRDN RB for Trinity Health Putters Series 2008-2976 (JPMorgan Chase & Co. SPA)(a)
4,800,000	0.260	12/01/14	4,800,000
Michigan State Hospital Finance Authority VRDN RB Refunding for McLaren Health Care Series 2008 B (JPMorgan Chase & Co. LOC)
12,500,000	0.250	10/15/30	12,500,000
University of Michigan RB Refunding Hospital Series 2002
4,230,000	5.250	12/01/11	4,372,563
University of Michigan VRDN RB Hospital Series 2007 B
11,000,000	0.230	12/01/37	11,000,000

			63,982,563

Minnesota – 2.0%
Hennepin County GO VRDN Series 2005 A (State Street Bank and Trust Co. SPA)
1,820,000	0.230	12/01/25	1,820,000
Minneapolis Health Care System VRDN RB for Fairview Health Series 2010 E-19 (Royal Bank of Canada LOC)(a)
10,000,000	0.260	11/15/47	10,000,000
Minneapolis VRDN RB University Gateway Project Series 2009 (Wells Fargo Bank N.A. SPA)
10,500,000	0.240	12/01/40	10,500,000
Minnesota State GO VRDN Putters Series 2010-3844 (JPMorgan Chase & Co.)(a)
3,400,000	0.260	08/01/18	3,400,000
Minnesota State Higher Education Facilities Authority VRDN RB for Carleton College Series 2000 5-G (Wells Fargo Bank N.A. SPA)
12,810,000	0.230	11/01/29	12,810,000
Minnesota State Higher Education Facilities Authority VRDN RB for Carleton College Series 2005 6-D (Wells Fargo Bank N.A. SPA)
14,865,000	0.230	04/01/35	14,865,000
Rochester GO VRDN Wastewater Series 2007 B (Wells Fargo Bank N.A. SPA)
10,900,000	0.250	12/01/26	10,900,000
Rochester Health Care Facilities Mayo Foundation CP Series 1992 C
11,000,000	0.300	04/01/11	11,000,000
Rochester Health Care Facilities Mayo Foundation CP Series 2011 B (Northern Trust SPA)
20,000,000	0.300	04/01/11	20,000,000
Rochester Health Care Facilities Mayo Foundation CP Series 2001 A (Wells Fargo Bank N.A. SPA)
12,500,000	0.310	04/01/11	12,500,000

The accompanying notes are an integral part of these financial statements.          39

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
February 28, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Minnesota – (continued)

St. Cloud Health Care VRDN RB Refunding for Centracare Health System Series 2009 A (U.S. Bank N.A. LOC)
$4,800,000	0.230%	05/01/42	$4,800,000
University of Minnesota VRDN RB Refunding Series 2008 A RMKT (University of Minnesota SPA)
25,475,000	0.260	08/15/31	25,475,000
University of Minnesota VRDN RB Series 1999 A RMKT (U.S. Bank N.A. SPA)
59,605,000	0.280	01/01/34	59,605,000
University of Minnesota VRDN RB Series 2001 C (JPMorgan Chase & Co. SPA)
22,650,000	0.280	12/01/36	22,650,000

			220,325,000

Mississippi – 2.2%
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 C
3,700,000	0.170	12/01/30	3,700,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 A
17,100,000	0.170	12/01/30	17,100,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 C
9,475,000	0.170	12/01/30	9,475,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 G
10,000,000	0.170	12/01/30	10,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 D
7,000,000	0.230	12/01/30	7,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 G
11,300,000	0.170	11/01/35	11,300,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 I
52,500,000	0.170	11/01/35	52,500,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 J
41,000,000	0.200	11/01/35	41,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 K
25,000,000	0.170	11/01/35	25,000,000
Mississippi Business Financial Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 B
64,000,000	0.170	12/01/30	64,000,000

			241,075,000

Missouri – 1.3%
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health Systems Series 2005 B (U.S. Bank N.A. SPA)
13,000,000	0.190	05/15/34	13,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health Systems Series 2008 A (U.S. Bank N.A. SPA)
19,800,000	0.230	05/15/38	19,800,000
Missouri State Health & Educational Facilities Authority VRDN RB for Saint Luke’s Health Systems Series 2008 B (Bank of America N.A. LOC)
4,500,000	0.260	11/15/40	4,500,000
Missouri State Health & Educational Facilities Authority VRDN RB for Sisters of Mercy Health System Series 2008 F (U.S. Bank N.A. SPA)
50,000,000	0.220	06/01/39	50,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-2 RMKT (Bank of America N.A. LOC)
2,125,000	0.250	06/01/33	2,125,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-5 RMKT (U.S. Bank N.A. SPA)
12,550,000	0.220	06/01/33	12,550,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Putters Series 2009-3546 (JPMorgan Chase & Co.)(a)
11,395,000	0.260	03/15/16	11,395,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Putters Series 2009-3604 (JPMorgan Chase & Co.)(a)
4,300,000	0.220	05/15/17	4,300,000
Missouri State Health & Educational Facilities Authority VRDN RB Putters Series 2008-2587 (JPMorgan Chase & Co. SPA)(a)
7,955,000	0.260	11/15/11	7,955,000
Missouri State Health & Educational Facilities Authority VRDN RB Refunding for Saint Luke’s Systems Series 2008 C (Bank of America N.A. LOC)
5,200,000	0.260	11/15/40	5,200,000
University of Missouri VRDN RB for Systems Facilities Series 2000 B
10,900,000	0.190	11/01/30	10,900,000

			141,725,000

Montana – 0.3%
Montana Facilities Finance Authority VRDN RB for Sisters of Charity Health Systems Series 2003 (Bank of Montreal SPA)
31,110,000	0.280	12/01/35	31,110,000

Nebraska(a) – 0.1%
Omaha Public Power District Electric VRDN RB ROCS-RR-II R-11291 Series 2007 (Citibank N.A. SPA)
10,990,000	0.260	08/01/12	10,990,000

Nevada(a) – 0.7%
Clark County GO VRDN Austin Trust Certificates Series 2008-1171 (Bank of America N.A. SPA)
9,770,000	0.330	06/01/38	9,770,000
Clark County GO VRDN Putters Series 2009-3366 Z (JPMorgan Chase & Co. SPA)
6,080,000	0.260	07/01/16	6,080,000
Clark County GO VRDN ROCS-RR-II R-11507 Series 2008 (Citibank N.A. SPA)
6,100,000	0.260	06/01/16	6,100,000
Clark County GO VRDN ROCS-RR-II R-11836 Series 2010 (Citibank N.A.)
3,000,000	0.260	06/01/16	3,000,000
Clark County School District GO VRDN ROCS-RR-II R-11297 Series 2007 (Citibank N.A. SPA)
19,910,000	0.260	12/15/15	19,910,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3488Z (JPMorgan Chase & Co.)
6,305,000	0.260	01/01/17	6,305,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3489Z (JPMorgan Chase & Co.)
7,000,000	0.260	01/01/17	7,000,000

40          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Nevada(a) – (continued)

Las Vegas Valley Water District GO VRDN Putters Series 2010-3725 (JPMorgan Chase & Co.)
$4,690,000	0.260%	02/01/16	$4,690,000
Nevada State GO VRDN Series 2009-3421 (JPMorgan Chase & Co. SPA)
9,115,000	0.260	06/01/16	9,115,000

			71,970,000

New Hampshire – 0.5%
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Floaters Series 2009-3051 (Morgan Stanley & Co.)(a)
8,000,000	0.260	06/01/39	8,000,000
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Floaters Series 2009-3069X (Morgan Stanley & Co.)(a)
7,000,000	0.260	06/01/39	7,000,000
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2007 A (JPMorgan Chase & Co. SPA)
21,840,000	0.260	06/01/31	21,840,000
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2007 B (JPMorgan Chase & Co. SPA)
15,750,000	0.260	06/01/41	15,750,000

			52,590,000

New Jersey – 0.9%
New Jersey State RANS Putters Series 2010-3808 (JPMorgan Chase & Co.)(a)
76,900,000	0.220	06/23/11	76,900,000
New Jersey State TRANS Putters Series 2010-3811 (JPMorgan Chase & Co.)(a)
20,000,000	0.220	06/23/11	20,000,000
New Jersey State Turnpike Authority VRDN RB Series 2009 C (Bank of Nova Scotia LOC)
3,900,000	0.210	01/01/24	3,900,000

			100,800,000

New Mexico – 0.6%
University of New Mexico VRDN RB Refunding Subordinated Lien Systems Series 2002 C (JPMorgan Chase & Co. SPA)
36,540,000	0.280	06/01/30	36,540,000
University of New Mexico VRDN RB Refunding Subordinated Lien Systems Series 2003 B (JPMorgan Chase & Co. SPA)
25,090,000	0.280	06/01/26	25,090,000

			61,630,000

New York – 13.0%
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1A RMKT (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC)
45,500,000	0.310	05/01/33	45,500,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 2A (Westdeutsche Landesbank AG LOC)
48,100,000	0.280	05/01/33	48,100,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Eagle Series 2006-0133 Class A (BHAC) (Citibank N.A.)(a)
11,100,000	0.260	11/15/36	11,100,000
Nassau County GO RANS Series 2010
16,500,000	2.000	03/15/11	16,510,034
Nassau County GO RANS Series 2010 A
43,000,000	1.250	03/15/11	43,013,672
New York City Austin Trust Certificates GO VRDN Series 2008-1064 (Bank of America N.A. SPA)(a)
3,660,000	0.320	06/01/32	3,660,000
New York City Austin Trust Certificates VRDN RB for Museum of Modern Art VRDN RB Series 2008-3316 (Bank of America N.A. SPA)(a)
7,815,000	0.320	04/01/28	7,815,000
New York City GO Bonds Prerefunded Series 2001 B
6,500,000	5.500	12/01/11	6,749,328
New York City GO VRDN Fiscal Series 2008 Subseries D-4 (Calyon Bank SPA)
13,900,000	0.220	12/01/32	13,900,000
New York City GO VRDN Floaters Series 2009-3000 (Morgan Stanley Municipal Products)(a)
15,000,000	0.260	03/01/21	15,000,000
New York City GO VRDN Putters Series 2008-2948 (JPMorgan Chase & Co.)(a)
12,565,000	0.260	04/15/12	12,565,000
New York City GO VRDN Putters Series 2008-2950 (JPMorgan Chase & Co.)(a)
6,115,000	0.260	06/01/14	6,115,000
New York City GO VRDN Putters Series 2008-2951 (JPMorgan Chase & Co. SPA)(a)
4,465,000	0.260	10/01/13	4,465,000
New York City GO VRDN Putters Series 2008-3006 (JPMorgan Chase & Co. SPA)(a)
6,660,000	0.260	04/01/16	6,660,000
New York City GO VRDN Putters Series 2008-3181 (JPMorgan Chase & Co. SPA)(a)
6,660,000	0.260	02/15/13	6,660,000
New York City GO VRDN Putters Series 2008-3282 (JPMorgan Chase & Co. SPA)(a)
3,350,000	0.260	11/15/26	3,350,000
New York City GO VRDN Putters Series 2009-3457 (JPMorgan Chase & Co.)(a)
4,245,000	0.260	05/15/17	4,245,000
New York City GO VRDN ROCS-RR-II R-11464 Series 2008 (Citibank N.A. SPA)(a)
3,920,000	0.260	01/15/12	3,920,000
New York City GO VRDN ROCS-RR-II R-11515 Series 2008 (Citibank N.A. SPA)(a)
5,940,000	0.260	03/15/12	5,940,000
New York City GO VRDN ROCS-RR-II R-11747 Series 2009 (Citibank N.A.)(a)
22,825,000	0.260	05/15/17	22,825,000
New York City GO VRDN Series 1993 Subseries A-4 (Bayerische Landesbank LOC)
3,900,000	0.250	08/01/22	3,900,000
New York City GO VRDN Series 1993 Subseries A-4 (Westdeutsche Landesbank AG LOC)
17,900,000	0.250	08/01/23	17,900,000
New York City GO VRDN Series 1993 Subseries E-3 (Westdeutsche Landesbank AG LOC)
27,800,000	0.250	08/01/23	27,800,000
New York City GO VRDN Series 1996 Subseries J-2 RMKT (Westdeutsche Landesbank AG LOC)
46,400,000	0.280	02/15/16	46,400,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank LOC)
4,810,000	0.280	08/01/20	4,810,000
New York City GO VRDN Series 2002 Subseries C-3B RMKT (Lloyds TSB Bank PLC)
2,600,000	0.220	08/01/20	2,600,000

The accompanying notes are an integral part of these financial statements.          41

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
February 28, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
New York – (continued)

New York City GO VRDN Series 2003 Subseries A-3 (BNP Paribas LOC)
$26,200,000	0.250%	08/01/31	$26,200,000
New York City GO VRDN Series 2003 Subseries G-3 (Bank of Nova Scotia LOC)
4,115,000	0.240	08/01/14	4,115,000
New York City GO VRDN Series 2006 Subseries I-8 (Bank of America N.A. LOC)
2,100,000	0.220	04/01/36	2,100,000
New York City GO VRDN Series 2008 Subseries B-3 (TD Bank N.A. LOC)
5,000,000	0.220	09/01/27	5,000,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 2 Gold Street Series 2006 A (FNMA)
35,000,000	0.250	04/15/36	35,000,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 201 Pearl Street Development Series 2006 A (FNMA)
1,300,000	0.250	10/15/41	1,300,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 Washington Street Series 2005 A (FNMA)
30,000,000	0.220	02/15/35	30,000,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA)
27,500,000	0.250	03/15/36	27,500,000
New York City Municipal Finance Authority Water & Sewer Systems VRDN RB ROCS-RR-II R-11894X Series 2010 (Citibank N.A.)(a)
4,000,000	0.260	06/15/29	4,000,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2007-1038 (Bank of America N.A. SPA)(a)
12,432,000	0.320	06/15/38	12,432,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2008-1192 (Bank of America N.A. SPA)(a)
1,938,000	0.320	06/15/30	1,938,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2008-3306 (Bank of America N.A. SPA)(a)
5,000,000	0.320	06/15/31	5,000,000
New York City Municipal Water Finance Authority CP Series 2011-6 (Landesbank Baden-Wurttemberg and Landesbank Hessen-Thueringen SPA)
38,800,000	0.320	04/05/11	38,800,000
New York City Municipal Water Finance Authority Municipal Trust Receipts VRDN RB Floater Series 2010-29W (Barclays Bank PLC)(a)
10,000,000	0.240	06/15/39	10,000,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2008-3231Z (JPMorgan Chase & Co.)(a)
1,000,000	0.220	06/15/31	1,000,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2009-3384 (JPMorgan Chase & Co. SPA)(a)
3,750,000	0.260	12/15/16	3,750,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2009-3477 (JPMorgan Chase & Co.)(a)
3,795,000	0.260	06/15/17	3,795,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2009-3561 (JPMorgan Chase & Co.)(a)
6,000,000	0.260	06/15/17	6,000,000
New York City Municipal Water Finance Authority VRDN RB ROCS-RR-II R-11556 Series 2008 (BHAC) (Citibank N.A. SPA)(a)
9,065,000	0.260	06/15/12	9,065,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Eagle Series 2006-0074 Class A (Citibank N.A.)(a)
7,045,000	0.260	06/15/36	7,045,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Floaters Certificates Series 2011 – 13C (Wells Fargo Bank N.A.)(a)
4,845,000	0.260	12/15/36	4,845,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-2559 (JPMorgan Chase & Co. SPA)(a)
1,780,000	0.260	12/15/13	1,780,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3038Z (JPMorgan Chase & Co. SPA)(a)
7,845,000	0.260	06/15/16	7,845,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Series 2003 F Subseries F-2 (Bayerische Landesbank SPA)
34,700,000	0.250	06/15/35	34,700,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB ROCS-RR-II R-10381 Series 2009 (Citibank N.A. SPA)(a)
11,000,000	0.260	12/15/12	11,000,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB ROCS-RR-II R-9301 Series 2008 (Citigroup Financial Products SPA)(a)
5,440,000	0.260	12/15/13	5,440,000
New York City Transitional Finance Authority Austin Trust Certificates VRDN RB Series 2008-1190 (Bank of America N.A. SPA)(a)
3,170,000	0.320	11/01/27	3,170,000
New York City Transitional Finance Authority VRDN RB Eagle Series 2007-0019 Class A (Citibank N.A. SPA)(a)
8,565,000	0.260	11/01/30	8,565,000
New York City Transitional Finance Authority VRDN RB Floater Certificates Series 2011 – 21C (Wells Fargo Bank N.A.)(a)
2,800,000	0.260	02/01/35	2,800,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-1 (Westdeutsche Landesbank AG SPA)
73,200,000	0.260	11/15/28	73,200,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-2 (Bank of Nova Scotia SPA)
9,845,000	0.230	11/15/27	9,845,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 C (Bayerische Landesbank SPA)
43,900,000	0.230	05/01/28	43,900,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1999 Subseries B-3 (JP Morgan Chase & Co. SPA)
21,700,000	0.260	11/01/28	21,700,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2001 B (Landesbank Baden-Wurttemberg SPA)
52,900,000	0.250	02/01/31	52,900,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2002 Subseries C4 (Landesbank Hessen-Thueringen SPA)
10,815,000	0.250	08/01/31	10,815,000
New York City Transitional Finance Authority VRDN RB Putters Series 2008-3283 (JPMorgan Chase & Co. SPA)(a)
3,495,000	0.260	05/01/15	3,495,000
New York City Transitional Finance Authority VRDN RB Putters Series 2011-3857 (JPMorgan Chase & Co.)(a)
2,500,000	0.260	11/01/18	2,500,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1B (Societe Generale)
13,060,000	0.230	11/01/22	13,060,000

42          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
New York – (continued)

New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3E (Landesbank Baden-Wurttemberg SPA)
$8,780,000	0.250%	11/01/22	$8,780,000
New York City Transitional Finance Authority VRDN RB ROCS-RR-II R-10344 Series 2009 (Citibank N.A.)(a)
12,475,000	0.250	08/01/12	12,475,000
New York City Transitional Finance Authority VRDN RB Series 2002 Subseries 2F (Bayerische Landesbank SPA)
6,250,000	0.250	11/01/22	6,250,000
New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1 RMKT
6,600,000	0.220	10/01/36	6,600,000
New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT
4,940,000	0.220	10/01/36	4,940,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2009-3502 (JPMorgan Chase Bank & Co.)(a)
3,200,000	0.290	01/01/37	3,200,000
New York State Dormitory Authority Austin Trust Certificates VRDN RB Series 2008-1195 (Bank of America N.A. SPA)(a)
22,600,000	0.320	07/01/48	22,600,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Cornell University Series 2011-3C (Wells Fargo Bank N.A.)(a)
12,340,000	0.270	07/01/40	12,340,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2008 A
11,000,000	0.220	07/01/39	11,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2009 B (U.S. Bank N.A. SPA)
12,150,000	0.230	07/01/40	12,150,000
New York State Dormitory Authority Personal Income Tax Secondary Issues VRDN RB Eagle Series 2006-0047 Class A (Citibank N.A.)(a)
23,400,000	0.260	03/15/35	23,400,000
New York State Dormitory Authority Personal Income Tax Secondary Issues VRDN RB Eagle Series 2006-0164 Class A (Citibank N.A.)(a)
10,060,000	0.260	03/15/36	10,060,000
New York State Dormitory Authority Personal Income Tax VRDN RB Putters Series 2008-3160 (JPMorgan Chase & Co. SPA)(a)
6,660,000	0.260	03/15/15	6,660,000
New York State Dormitory Authority Personal Income Tax VRDN RB Putters Series 2008-3280 (JPMorgan Chase & Co.)(a)
5,000,000	0.260	09/15/16	5,000,000
New York State Dormitory Authority Secondary Issues VRDN RB Eagle Series 2006-0138 (Citibank N.A. SPA)(a)
18,000,000	0.260	12/15/35	18,000,000
New York State Dormitory Authority Secondary Issues VRDN RB Eagle Series 2007-0096 Class A (Citibank N.A.)(a)
20,485,000	0.260	03/15/37	20,485,000
New York State Dormitory Authority Secondary Issues VRDN RB for Columbia University Trust Receipts Series 2006-K1 Reg. D (Citibank N.A.)(a)
6,535,000	0.260	05/29/14	6,535,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-11535 Series 2008 (Citibank N.A.)(a)
2,770,000	0.260	07/01/16	2,770,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-11722 Series 2009 (Citibank N.A. SPA)(a)
4,635,000	0.260	07/01/16	4,635,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-12121 Series 2007 (Citibank N.A. SPA)(a)
8,920,000	0.260	04/01/15	8,920,000
New York State Dormitory Authority VRDN RB Floater Certificates for New York University Series 2009-91C (Wells Fargo Bank N.A.)(a)(c)
11,990,000	0.400	07/01/39	11,990,000
New York State Dormitory Authority VRDN RB for Mental Health Services Series 2003 Subseries D 2E (BNP Paribas SPA)
4,855,000	0.230	02/15/31	4,855,000
New York State Dormitory Authority VRDN RB Putters for Cornell University Series 2009-3383 (JPMorgan Chase & Co. SPA)(a)
2,705,000	0.260	01/01/17	2,705,000
New York State Dormitory Authority VRDN RB Putters for Memorial Sloan-Kettering Hospital Series 2008-3171 (JPMorgan Chase & Co. SPA)(a)
24,260,000	0.260	07/01/16	24,260,000
New York State Dormitory Authority VRDN RB Putters for Memorial Sloan-Kettering Hospital Series 2008-3201 (JPMorgan Chase & Co. SPA)(a)
10,020,000	0.260	01/01/30	10,020,000
New York State Dormitory Authority VRDN RB Putters for New York University Series 2008-3233Z (JPMorgan Chase & Co.)(a)
7,670,000	0.260	07/01/32	7,670,000
New York State Dormitory Authority VRDN RB Putters for New York University Series 2009-3607 (JPMorgan Chase & Co.)(a)
6,800,000	0.260	07/01/17	6,800,000
New York State Dormitory Authority VRDN RB Putters for Vassar College Series 2008-3204 (JPMorgan Chase & Co. SPA)(a)
5,825,000	0.260	07/01/37	5,825,000
New York State Dormitory Authority VRDN RB Putters Series 2008-3209 (JPMorgan Chase & Co. SPA)
4,100,000	0.260	01/01/30	4,100,000
New York State Dormitory Authority VRDN RB Putters Series 2009-3518 (JPMorgan Chase & Co.)(a)
3,840,000	0.260	02/15/33	3,840,000
New York State Dormitory Authority VRDN RB Putters Series 2010-3698Z (JPMorgan Chase & Co.)(a)
7,600,000	0.260	03/15/14	7,600,000
New York State Dormitory Authority VRDN RB Putters Series 2010-3792Z (JPMorgan Chase & Co.)(a)
6,435,000	0.260	03/15/17	6,435,000
New York State Dormitory Authority VRDN RB Secondary Issues Series 2007-1861 (Wells Fargo Bank)(a)
5,315,000	0.250	07/01/39	5,315,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Putters Series 2008-2870 (JPMorgan Chase & Co. SPA)(a)
3,620,000	0.260	12/15/15	3,620,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Putters Series 2008-2871 (JPMorgan Chase & Co. SPA)(a)
3,640,000	0.260	06/15/37	3,640,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Putters Series 2008-3195Z (JPMorgan Chase & Co. SPA)(a)
19,995,000	0.220	06/15/11	19,995,000

The accompanying notes are an integral part of these financial statements.          43

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
February 28, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
New York – (continued)

New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 I (Landesbank Hessen-Thueringen LOC)
$31,200,000	0.290%	03/15/31	$31,200,000
New York State Housing Finance Agency VRDN RB 100 Maiden Lane Series 2004 A RMKT (FNMA)
29,390,000	0.230	05/15/37	29,390,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA)
19,100,000	0.250	05/15/34	19,100,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA)
28,200,000	0.250	11/15/36	28,200,000
New York State Local Government Assistance Corp. Austin Trust Certificates VRDN RB Series 2008-3506 (AGM) (Bank of America N.A.)(a)
3,510,000	0.320	04/01/16	3,510,000
New York State Thruway Authority VRDN RB Floaters Series 2006-1427 (AGM) (Morgan Stanley & Co.)(a)
6,780,000	0.270	01/01/26	6,780,000
New York State Urban Development Corp. Personal Income Tax VRDN RB Floater Trust Series 2009 6W-Reg. D (Barclays Bank PLC)(a)
3,900,000	0.240	03/15/37	3,900,000
New York State Urban Development Corp. VRDN RB Refunding for Services Contract Series 2008 A-1 (Wachovia Bank N.A. LOC)
3,450,000	0.230	01/01/30	3,450,000
Port Authority of New York & New Jersey VRDN RB ROCS-RR-II R-11793 Series 2009 (GO of Authority)(a)
1,500,000	0.270	03/15/27	1,500,000
Port Authority of New York & New Jersey VRDN RB ROCS-RR-II R-664 Series 2006 (Citibank N.A.)(a)
1,200,000	0.260	10/01/14	1,200,000
Triborough Bridge & Tunnel Authority Austin Trust Certificates VRDN RB Series 2008-1184 (Bank of America N.A. SPA)(a)
4,600,000	0.320	11/15/33	4,600,000
Triborough Bridge & Tunnel Authority Austin Trust Certificates VRDN RB Series 2008-1188 (Bank of America N.A. SPA)(a)
4,900,000	0.320	11/15/33	4,900,000
Triborough Bridge & Tunnel Authority VRDN RB Floaters Series 2009-3083 (Morgan Stanley Municipal Products)(a)
6,975,000	0.270	11/15/37	6,975,000
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2010-3685 (GO of Authority) (JPMorgan Chase & Co.)(a)
3,200,000	0.260	11/15/16	3,200,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-4 (Landesbank Baden-Wurttemberg SPA)
2,975,000	0.280	01/01/32	2,975,000

			1,423,453,034

North Carolina – 5.0%
Cary GO VRDN Public Improvement Series 2006 (Bank of New York SPA)
8,715,000	0.220	06/01/27	8,715,000
Charlotte GO VRDN ROCS-RR-II R-11905 Series 2011 (Citibank N.A.)(a)
3,600,000	0.260	06/01/17	3,600,000
Charlotte VRDN COPS Transit Projects Series 2004 B (Bank of America N.A. SPA)
1,095,000	0.230	06/01/14	1,095,000
Charlotte Water & Sewer Systems VRDN RB Putters Series 2009-3443 (JPMorgan Chase & Co. SPA)(a)
5,970,000	0.260	07/01/16	5,970,000
Charlotte Water & Sewer Systems VRDN RB Refunding Series 2002 C (Bank of America N.A. SPA)
41,430,000	0.280	06/01/25	41,430,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems VRDN RB Refunding for Carolinas Healthcare Series 2007 C RMKT (JPMorgan Chase & Co. SPA)
10,100,000	0.280	01/15/37	10,100,000
Durham GO VRDN Public Improvement Series 1993 (Wachovia Bank N.A. SPA)
2,570,000	0.280	02/01/12	2,570,000
3,375,000	0.280	02/01/13	3,375,000
East Carolina University VRDN RB Series 2004 (Wachovia Bank N.A. SPA)
8,945,000	0.250	05/01/24	8,945,000
Forsyth County GO VRDN Series 2004 A (Wachovia Bank N.A. SPA)
8,450,000	0.250	03/01/25	8,450,000
Forsyth County GO VRDN Series 2004 B (Wachovia Bank N.A. SPA)
10,450,000	0.250	03/01/25	10,450,000
Greensboro Enterprise System VRDN RB Series 1998 B (Bank of America N.A. SPA)
2,110,000	0.240	06/01/24	2,110,000
Greensboro Enterprise System VRDN RB Series 2005 B (Bank of America N.A. SPA)
11,250,000	0.280	06/01/30	11,250,000
Greensboro GO VRDN Public Improvement Series 1994 B (Wachovia Bank N.A. SPA)
1,450,000	0.300	04/01/12	1,450,000
Greensboro GO VRDN Public Improvement Series 2003 B (Bank of America N.A. SPA)
2,635,000	0.300	02/01/22	2,635,000
Greensboro GO VRDN Public Improvement Series 2008 B (Bank of America N.A. SPA)
3,750,000	0.290	02/01/28	3,750,000
Guilford County GO VRDN Series 2004 C (Bank of America N.A. SPA)
29,650,000	0.240	10/01/20	29,650,000
Mecklenburg County GO VRDN Series 2003 B (Landesbank Hessen-Thueringen SPA)
11,930,000	0.240	02/01/23	11,930,000
Mecklenburg County GO VRDN Series 2006 A
20,285,000	0.250	02/01/26	20,285,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2005-0060 Class A (Citibank N.A. SPA)(a)
15,600,000	0.260	10/01/41	15,600,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2006-0012 A (Citibank N.A SPA)(a)
26,365,000	0.260	10/01/41	26,365,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0015 A (Landesbank Hessen-Thueringen SPA)(a)
10,890,000	0.260	07/01/42	10,890,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0016 Class A (Citibank N.A.)
2,300,000	0.260	10/01/44	2,300,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0016 Class A (Landesbank Hessen-Thueringen SPA)(a)
13,760,000	0.260	10/01/44	13,760,000

44          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
North Carolina – (continued)

North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Putters Series 2008-3186Z (JPMorgan Chase & Co.)(a)
$6,900,000	0.220%	10/01/14	$6,900,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Putters Series 2009-3333 (JPMorgan Chase & Co. SPA)(a)
11,000,000	0.260	10/01/16	11,000,000
North Carolina Capital Facilities Finance Agency VRDN RB for Wake Forest University Series 2004 A
12,990,000	0.230	01/01/20	12,990,000
North Carolina Educational Facilities Finance Agency VRDN RB for Duke University Project Series 1991 B
2,000,000	0.270	12/01/21	2,000,000
North Carolina Medical Care Commission Health Care Facilities Municipal Trust Receipts VRDN RB for Duke University Health System Floater Series 2010-31W (Barclays Bank PLC)(a)
2,000,000	0.270	06/01/42	2,000,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Duke University Health Systems Series 2006 B
15,000,000	0.560	06/01/39	15,006,424
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Novant Health Group Series 2004 A (JPMorgan Chase & Co. SPA)
2,100,000	0.280	11/01/34	2,100,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Wakemed, Inc. Series 2009 C (Wachovia Bank N.A. LOC)
15,625,000	0.250	10/01/26	15,625,000
North Carolina Medical Care Commission Hospital VRDN RB for Moses Cone Health Systems Series 2004 A
3,000,000	0.230	10/01/35	3,000,000
North Carolina State GO Bonds for Public Improvement Series 2001 A
2,000,000	4.750	03/01/11	2,030,000
North Carolina State GO VRDN for Public Improvement Series 2002 D (Landesbank Hessen-Thueringen SPA)
43,510,000	0.230	05/01/21	43,510,000
North Carolina State GO VRDN for Public Improvement Series 2002 E (Landesbank Hessen-Thueringen SPA)
16,500,000	0.280	05/01/21	16,500,000
Raleigh Comb Enterprise System VRDN RB Eagle Series 2007-0010 A (Landesbank Hessen-Thueringen SPA)(a)
4,950,000	0.260	03/01/36	4,950,000
Raleigh Comb Enterprise System VRDN RB Series 2008 A (Wachovia Bank N.A. SPA)
10,000,000	0.220	03/01/35	10,000,000
Raleigh Comb Enterprise System VRDN RB Series 2008 B (Wachovia Bank N.A. SPA)
455,000	0.220	03/01/35	455,000
Raleigh Durham Airport Authority VRDN RB Refunding Series 2008 C RMKT (U.S. Bank N.A. LOC)
10,800,000	0.250	05/01/36	10,800,000
Raleigh VRDN RB ROCS-RR-II R-645 Series 2006 (Citibank N.A. SPA)(a)
19,325,000	0.260	03/01/14	19,325,000
Union County GO VRDN Series 2007 A (Wachovia Bank N.A. SPA)
5,600,000	0.230	03/01/33	5,600,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2003 B (Wachovia Bank N.A. SPA)
4,635,000	0.250	02/01/29	4,635,000
University of North Carolina Hospital Chapel Hill VRDN RB Series 2001 A (Landesbank Hessen-Thueringen SPA)
9,625,000	0.190	02/15/31	9,625,000
University of North Carolina Hospital Chapel Hill VRDN RB Series 2001 B (Landesbank Hessen-Thueringen SPA)
8,520,000	0.190	02/15/31	8,520,000
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A. SPA)(a)
15,345,000	0.260	12/01/34	15,345,000
University of North Carolina VRDN RB ROCS-RR-II R-11292 for Chapel Hill Hospital Series 2007 (Citibank N.A. SPA)(a)
3,065,000	0.260	12/01/15	3,065,000
Wake County GO VRDN for Public Improvement Series 2003 B (Lloyds TSB Bank PLC SPA)
11,750,000	0.250	04/01/17	11,750,000
2,700,000	0.250	04/01/18	2,700,000
Wake County GO VRDN for Public Improvement Series 2003 C (Lloyds TSB Bank PLC SPA)
8,150,000	0.280	04/01/19	8,150,000
3,800,000	0.280	04/01/20	3,800,000
Wake County GO VRDN Public Improvements Series 2003 B (Lloyds TSB Bank PLC SPA)
2,600,000	0.250	04/01/16	2,600,000
Wake County GO VRDN School Series 2007 A (Bank of America N.A. SPA)
5,300,000	0.280	03/01/26	5,300,000
Wake County GO VRDN School Series 2007 B (Bank of America N.A. SPA)
5,100,000	0.280	03/01/24	5,100,000
Wake County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA)
10,605,000	0.280	04/01/21	10,605,000
Wake County VRDN RB Putters Series 2009-3553 (JPMorgan Chase & Co.)(a)
3,375,000	0.260	06/01/17	3,375,000
Wilmington VRDN RB Refunding Series 2002 (Wachovia Bank N.A. SPA)
12,660,000	0.250	06/01/15	12,660,000

			547,696,424

North Dakota – 0.6%
Mercer County for Basin Electric and Power Cooperative CP Series 2010
64,925,000	0.340	03/01/11	64,925,000

Ohio – 3.0%
Allen County Hospital Facilities VRDN RB Putters for Catholic Healthcare Series 2010-3692Z (JPMorgan Chase & Co.)
6,335,000	0.260	12/01/17	6,335,000
Cleveland Clinic VRDN RB Floater Certificates Series 2008-59C (Wells Fargo & Co. SPA)(a)
2,800,000	0.260	01/01/33	2,800,000
Columbus GO Notes for Transportation Projects LTD Tax Series 2010-1
24,645,000	2.000	12/07/11	24,955,213
Columbus GO VRDN Putters Series 2007-2365 (JPMorgan Chase & Co. SPA)(a)
4,360,000	0.260	09/01/15	4,360,000
Columbus GO VRDN Sanitation Sewer System Series 2006-1
1,445,000	0.230	12/01/26	1,445,000
Columbus Sewer System VRDN RB Refunding Series 2008 B
3,530,000	0.230	06/01/32	3,530,000
Columbus Sewer VRDN RB Putters Series 2008-2456 (JPMorgan Chase & Co. SPA)(a)
4,405,000	0.260	12/01/15	4,405,000

The accompanying notes are an integral part of these financial statements.          45

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
February 28, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Ohio – (continued)

Franklin County Hospital VRDN RB Improvement for Nationwide Children’s Hospital Project Series 2008 B
$16,100,000	0.260%	11/01/40	$16,100,000
Franklin County Hospital VRDN RB Refunding for Nationwide Children’s Hospital Project Series 2008 F (JPMorgan Chase & Co. SPA)(b)
15,670,000	0.240	05/01/31	15,670,000
Franklin County Hospital VRDN RB Refunding for Nationwide Children’s Hospital Series 2008 D (PNC Bank N.A. SPA)
40,520,000	0.240	11/01/33	40,520,000
Franklin County Hospital VRDN RB Refunding for Ohio Health Corp. Series 2008 A (JPMorgan Chase & Co. SPA)
18,650,000	0.250	11/15/33	18,650,000
Franklin County Hospital VRDN RB Refunding for Ohio Health Corp. Series 2009 A RMKT (Barclays Bank PLC SPA)
14,000,000	0.250	11/15/41	14,000,000
Franklin County Hospital VRDN RB Refunding for Ohio Health Corp. Series 2009 B RMKT (Barclays Bank PLC SPA)
15,000,000	0.250	11/15/41	15,000,000
Montgomery County VRDN RB for Catholic Health Series 2004 B-1 (Bank of New York SPA)
13,500,000	0.230	03/01/27	13,500,000
Ohio State GO VRDN Common Schools Series 2006 C
22,980,000	0.220	06/15/26	22,980,000
Ohio State GO VRDN for Infrastructure Improvement Series 2001 B
1,500,000	0.220	08/01/21	1,500,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 B
34,225,000	0.200	08/01/17	34,225,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 D
16,990,000	0.200	02/01/19	16,990,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2004 A
8,700,000	0.200	02/01/23	8,700,000
Ohio State Higher Educational Facility Commission VRDN RB for Cleveland Health Clinic Series 2008 59C (Wells Fargo Bank N.A.)
17,000,000	0.260	01/03/33	17,000,000
Ohio State Higher Educational Facility VRDN RB for Oberlin College Project Series 2008 (U.S. Bank N.A. SPA)
4,800,000	0.250	10/01/48	4,800,000
Ohio State Hospital Facility Commission VRDN RB for Cleveland Health Clinic Putters Series 2009-3551 (JPMorgan Chase & Co.)(a)
10,410,000	0.220	01/01/17	10,410,000
Ohio State Hospital Facility Commission VRDN RB for Cleveland Health Clinic Putters Series 2009-3555Z (JPMorgan Chase & Co.)(a)
7,995,000	0.260	01/01/17	7,995,000
Ohio State Hospital Facility Commission VRDN RB for Cleveland Health Clinic Putters Series 2009-3558Z (JPMorgan Chase & Co.)(a)
5,000,000	0.260	01/01/17	5,000,000
Ohio State University for Cleveland Clinic CP Series 2010
19,500,000	0.380	03/15/11	19,500,000

			330,370,213

Oklahoma – 0.4%
Oklahoma State Turnpike Authority VRDN RB Refunding Second Series 2006 D Convertible (Royal Bank of Canada SPA)
31,650,000	0.250	01/01/28	31,650,000
Oklahoma State Turnpike Authority VRDN RB Refunding Second Series 2008 6 Convertible (Royal Bank of Canada SPA)
10,000,000	0.250	01/01/28	10,000,000

			41,650,000

Oregon – 2.0%
Clackamas County Hospital Facility Authority VRDN RB for Legacy Health System Series 2008 B (U.S. Bank N.A. LOC)
2,400,000	0.230	06/01/37	2,400,000
Clackamas County Providence Health Services CP Series 2010
10,000,000	0.280	03/01/11	10,000,000
Oregon Health Sciences University VRDN RB Series 2009 B-2 (U.S. Bank N.A. LOC)
4,770,000	0.250	07/01/27	4,770,000
Oregon State GO TANS Series 2010 A
80,000,000	2.000	06/30/11	80,425,229
Oregon State GO VRDN Welfare Series 1985 73-H (Bayerische Landesbank SPA)
88,200,000	0.280	12/01/19	88,200,000
Portland Sewer System RB for Second Lien Series 2010 A
17,130,000	2.000	03/01/11	17,130,000
Salem Hospital Facility Authority VRDN RB for Salem Hospital Project Series 2008 C (Bank of America N.A. LOC)
12,500,000	0.300	08/15/36	12,500,000
Umatilla County Hospital Facility Authority VRDN RB Catholic Health Series 1997 B (Bayerische Landesbank N.A. SPA)
4,800,000	0.300	12/01/24	4,800,000

			220,225,229

Pennsylvania – 1.5%
Downingtown Area School District Municipal Products, Inc. Trust GO VRDN Floater Certificates Series 2010 E-13 (Royal Bank of Canada)(a)
7,470,000	0.260	05/01/30	7,470,000
Geisinger Authority Health System VRDN RB Series 2005 A (Bank of America SPA)
15,250,000	0.200	05/15/35	15,250,000
Geisinger Health System Authority VRDN RB Series 2005 C (Wachovia Bank N.A. SPA)
15,515,000	0.190	08/01/28	15,515,000
Northampton County General Purpose Authority VRDN RB for Higher Education Lehigh University Series 2004 (JPMorgan Chase & Co. SPA)
20,000,000	0.250	05/15/34	20,000,000
Northampton County General Purpose Authority VRDN RB Refunding for Lafayette College Project Series 2003 (JPMorgan Chase & Co. SPA)
4,880,000	0.260	11/01/23	4,880,000
Northampton County Higher Education Authority VRDN RB for Lafayette College Series 1998 A (JPMorgan Chase & Co. SPA)
8,700,000	0.260	11/01/28	8,700,000
Northampton County Higher Education Authority VRDN RB for Lafayette College Series 1998 B (JPMorgan Chase & Co. SPA)
1,800,000	0.260	11/01/28	1,800,000
Pennsylvania Economic Development Financing Authority VRDN RB for Jefferson Health System Series 2005 A (Bank of America N.A. SPA)
5,440,000	0.300	05/15/38	5,440,000
Pennsylvania State GO VRDN ROCS-RR-II R-11056 (Citibank N.A. SPA)(a)
3,700,000	0.260	05/01/15	3,700,000

46          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Pennsylvania – (continued)

Pennsylvania State GO VRDN ROCS-RR-II R-11505 Series 2008 (Citibank N.A. SPA)(a)
$3,400,000	0.260%	08/01/15	$3,400,000
Pennsylvania State Turnpike Commission VRDN RB Series 2008 B-4 (Bank of America N.A. LOC)
28,660,000	0.260	12/01/38	28,660,000
Pennsylvania State Turnpike Commission VRDN RB Series 2009 C
4,300,000	0.780	12/01/11	4,308,221
Pennsylvania State University VRDN RB ROCS-RR-II R-11917 Series 2011 (Citibank N.A.)(a)
3,840,000	0.260	03/01/18	3,840,000
St. Mary’s Hospital Authority Bucks County VRDN RB for Catholic Healthcare Series 2004 B (Landesbank Hessen-Thueringen SPA)
7,900,000	0.260	03/01/32	7,900,000
University of Pittsburgh of the Commonwealth System of Higher Education RANS Series 2010
25,000,000	2.000	05/31/11	25,094,967
University of Pittsburgh VRDN RB Floaters Series 2009-38C (Wells Fargo & Co.)(a)
4,000,000	0.260	09/15/35	4,000,000
Washington County Authority VRDN RB Refunding for University of Pennsylvania Series 2004
5,155,000	0.230	07/01/34	5,155,000

			165,113,188

Puerto Rico(a) – 1.0%
Puerto Rico Sales Tax Financing Corp. Municipal Trust Receipts VRDN RB Floater Series 2009 10B (Barclays Bank PLC)
7,250,000	0.360	08/01/57	7,250,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3036 (Morgan Stanley Municipal Products SPA)
65,395,000	0.310	08/01/57	65,395,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3101 (Morgan Stanley Municipal Products)
11,250,000	0.310	08/01/57	11,250,000
Puerto Rico Sales Tax Financing Corp. VRDN RB ROCS-RR-II R-11890 Series 2010 (Citibank N.A.)
3,860,000	0.270	02/01/48	3,860,000
Puerto Rico Sales Tax Financing Corp. VRDN RB ROCS-RR-II R-11892 Series 2010 (Citibank N.A.)
17,735,000	0.270	02/01/48	17,735,000

			105,490,000

Rhode Island – 0.2%
Rhode Island Health & Education Building Corp. Higher Educational Facilities VRDN RB for Brown University Series 2001 B
7,180,000	0.220	09/01/32	7,180,000
Rhode Island Health & Educational Building Corp. Higher Educational Facilities VRDN RB for Brown University Putters Series 2009-3517 (JPMorgan Chase & Co.)(a)
16,600,000	0.260	09/01/15	16,600,000

			23,780,000

South Carolina – 1.1%
Charleston Waterworks & Sewer System VRDN RB Capital Improvements Series 2006 B (Wachovia Bank N.A. SPA)
37,050,000	0.250	01/01/35	37,050,000
Charleston Waterworks & Sewer System VRDN RB Refunding System Series 2007 (Bank of America N.A. SPA)
8,400,000	0.300	01/01/28	8,400,000
Charleston Waterworks & Sewer VRDN RB Refunding & Capital Improvement Series 2003 A (Bank of America N.A. SPA)
34,050,000	0.270	01/01/33	34,050,000
Columbia Waterworks & Sewer System Municipal Trust Receipts VRDN RB Floater Series 2010-42W (Barclays Bank PLC)(a)
3,000,000	0.270	02/01/40	3,000,000
Columbia Waterworks & Sewer System Municipal Trust Receipts VRDN RB Floater Series 2010-43W (Barclays Bank PLC)(a)
3,750,000	0.270	02/01/40	3,750,000
South Carolina State GO VRDN ROCS-RR-II R-692WF Series 2006 (Wells Fargo Bank SPA)(a)
1,860,000	0.250	10/01/18	1,860,000
South Carolina State Public Service Authority VRDN RB Floaters Series 2009-3065X (Morgan Stanley Municipal Products)(a)
12,800,000	0.260	01/01/38	12,800,000
South Carolina State Public Services Authority VRDN RB for Santee Cooper Putters Series 2010-3828 (JPMorgan Chase & Co.)(a)
7,725,000	0.260	07/01/18	7,725,000
South Carolina Transportation Infrastructure Bank VRDN RB Refunding Series 2003 B3 RMKT (Wachovia Bank N.A. LOC)
10,000,000	0.220	10/01/31	10,000,000
University of South Carolina Municipal Trust Receipts VRDN RB Floater Series 2010-57W (Barclays Bank PLC)(a)
5,850,000	0.270	06/01/40	5,850,000

			124,485,000

Tennessee – 0.5%
Chattanooga Health, Educational & Housing Facilities Board VRDN RB for Catholic Healthcare Series 2004 C
18,450,000	0.230	05/01/39	18,450,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2003 A
4,100,000	0.220	07/01/18	4,100,000
Rutherford County Ascension Health Municipal Trust Receipts VRDN RB Floater Series 2010-25W (Barclays Bank PLC)(a)
2,000,000	0.270	11/15/40	2,000,000
Shelby County Health Educational & Housing Facilities Board VRDN RB for St. Jude Children’s Hospital Putters Series 2008-2915Z (JPMorgan Chase & Co. SPA)(a)
3,630,000	0.260	07/01/14	3,630,000
Tennessee State GO CP Series 2010 C (Tennessee Consolidated Retirement System SPA)
25,000,000	0.300	03/01/11	25,000,000

			53,180,000

Texas – 12.7%
Aledo ISD GO VRDN for School Building Series 2006 (PSF-GTD) (Bank of America N.A. SPA)
7,860,000	0.260	08/01/35	7,860,000
Austin ISD GO VRDN Putters Series 2009-3554 (JPMorgan Chase & Co.)(a)
3,525,000	0.260	08/01/17	3,525,000
City of Austin GO Bonds for Public Improvement Series 2010 A
5,288,000	3.000	09/01/11	5,357,814

The accompanying notes are an integral part of these financial statements.          47

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
February 28, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Texas – (continued)

Cypress-Fairbanks ISD GO VRDN Putters Series 2006-1308 (PSF-GTD) (JPMorgan Chase & Co. SPA)(a)
$6,495,000	0.260%	02/15/14	$6,495,000
Cypress-Fairbanks ISD GO VRDN Putters Series 2008-3084Z (PSF-GTD) (JPMorgan Chase & Co. SPA)(a)
4,995,000	0.260	02/15/15	4,995,000
Dallas Area Rapid Transit Sales Tax VRDN RB ROCS-RR-II R-12317 Series 2010 (AGM) (AMBAC) (Citibank N.A.)(a)
4,000,000	0.260	06/01/15	4,000,000
Dallas Area Rapid Transit VRDN RB Putters Series 2010-3687Z (AMBAC) (JPMorgan Chase & Co.)(a)
5,360,000	0.310	06/01/15	5,360,000
Dallas Waterworks & Sewer System VRDN RB ROCS-RR-II R-12279 (AGM) (Citibank N.A.)(a)
7,805,000	0.260	06/01/14	7,805,000
Denton ISD GO VRDN for School Building Series 2006 B (PSF-GTD) (Bank of America N.A. SPA)
5,995,000	0.300	08/01/35	5,995,000
Denton ISD GO VRDN Putters Series 2008-2603 (PSF-GTD) (JPMorgan Chase & Co. SPA)(a)
3,690,000	0.260	08/15/15	3,690,000
Eagle Mountain and Saginaw ISD GO VRDN Floater Certificates Series 2008 53C (PSF-GTD) (Wells Fargo & Co. SPA)(a)
26,770,000	0.260	08/15/48	26,770,000
El Paso County Hospital District GO VRDN Putters Series 2008-2747 (AGM) (JPMorgan Chase & Co.)(a)
2,000,000	0.310	02/15/16	2,000,000
El Paso Water & Sewer Systems CP Series 2011 (JPMorgan Chase & Co. SPA)
11,000,000	0.330	04/04/11	11,000,000
Fort Bend ISD GO VRDN Floaters Series 2008 25C-1 3C7 (PSF-GTD) (Wells Fargo & Co.)(a)
9,905,000	0.260	08/15/34	9,905,000
Frisco ISD GO VRDN Floater Series 2008-19C (PSF-GTD) (Wells Fargo & Co. SPA)(a)
14,555,000	0.260	08/15/40	14,555,000
Grand Prairie ISD Eclipse Funding Trust GO VRDN Series 2007-0067 (PSF-GTD) (U.S. Bank N.A. SPA)(a)
10,160,000	0.250	02/15/37	10,160,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB for Texas Children’s Hospital Putters Series 2009-3463 (JPMorgan Chase & Co.)(a)
4,995,000	0.260	04/01/21	4,995,000
Harris County Flood Control District Puttable Floating Option Tax-Exempt Receipts VRDN RB Rites-PT-4692 (Bank of America N.A.)(a)
2,750,000	0.330	10/11/18	2,750,000
Harris County GO VRDN ROCS-RR-II R-10360 Series 2009 (Citibank N.A. SPA)(a)
7,175,000	0.260	10/01/14	7,175,000
Harris County Health Facilities Development Corp. VRDN RB for St. Luke’s Episcopal Hospital Series 2001 B (Bank of America N.A., Bayerische Landesbank, JPMorgan Chase & Co. and Northern Trust SPA)
9,050,000	0.220	02/15/31	9,050,000
Harris County Health Facilities Development Corp. VRDN RB for Texas Children’s Hospital Putters Series 2009-3491Z (JPMorgan Chase & Co.)(a)
4,995,000	0.260	04/01/33	4,995,000
Harris County Health Facilities Development Corp. VRDN RB for Texas Children’s Hospital Series 2008-2 (Bank of America and JPMorgan Chase & Co. SPA)
2,000,000	0.190	10/01/41	2,000,000
Harris County Toll Road Authority RB Refunding Senior Lien Series 2010 A-2
30,000,000	2.000	08/15/11	30,225,790
Harris County Toll Road Authority VRDN RB Floaters Series 2009-3060X (Morgan Stanley Municipal Products)(a)
6,125,000	0.270	08/15/38	6,125,000
Harris County Toll Road Authority VRDN RB Putters Series 2009-3425 (JPMorgan Chase & Co. SPA)(a)
7,845,000	0.260	02/15/17	7,845,000
Harris County VRDN RB Putters Series 2009-3418 (AGM) (JPMorgan Chase & Co. SPA)(a)
2,080,000	0.260	08/15/27	2,080,000
Houston Airport System VRDN RB Refunding Subordinated Lien Series 2010 (Barclays Bank PLC LOC)
15,230,000	0.220	07/01/30	15,230,000
Houston Community College GO VRDN Putters Series 2009-3356 (AMBAC) (JPMorgan Chase & Co. SPA)(a)
3,510,000	0.310	02/15/12	3,510,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Eagle Series 2007-0077 A (Citibank N.A. SPA)(a)
13,860,000	0.260	05/15/47	13,860,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Floaters Series 2007-2042 (Wells Fargo Bank N.A. SPA)(a)
18,860,000	0.250	11/15/33	18,860,000
Houston Higher Education Finance Corp. VRDN RB for Rice University ROCS-RR-II R-11066 (Citibank N.A. SPA)(a)
4,565,000	0.260	05/15/15	4,565,000
Houston Utilities System Municipal Products, Inc. Trust VRDN RB Floater Certificates Series 2010 E-14 (Royal Bank of Canada LOC)(a)
25,000,000	0.260	05/15/34	25,000,000
Houston Utilities System Spears/Lifers Trust VRDN RB Series 2007-268 (AGM) (Deutsche Bank A.G.)(a)
2,580,000	0.290	11/15/26	2,580,000
Houston Utilities System Spears/Lifers Trust VRDN RB Series 2007-374 (AGM) (Deutsche Bank A.G.)(a)
2,760,000	0.290	12/01/28	2,760,000
Houston Utilities System VRDN RB ROCS-RR-II R-11885X Series 2010 (AGM) (Citibank N.A.)(a)
3,400,000	0.260	05/15/17	3,400,000
Irving ISD Puttable Floating Options Tax-Exempts Receipts GO VRDN P-Floats-PT-3954 Series 2007 (PSF-GTD) (Wells Fargo Bank SPA)(a)
8,900,000	0.260	02/15/29	8,900,000
Judson ISD GO VRDN Floaters Series 2007-1859 (PSF-GTD) (Wells Fargo Bank N.A. SPA)(a)
3,950,000	0.250	02/01/35	3,950,000
Lower Colorado River Authority VRDN RB Putters Series 2008-2994 (BHAC) (JPMorgan Chase & Co. SPA)(a)
5,815,000	0.260	05/15/13	5,815,000
Mesquite ISD GO VRDN for School Building Series 2003 A (PSF-GTD) (JPMorgan Chase & Co. SPA)
8,265,000	0.240	08/01/29	8,265,000
North Central Texas Health Facilities Development Corp. VRDN RB for Children’s Medical Center Putters Series 2009-3513 (JPMorgan Chase & Co.)(a)
20,000,000	0.260	02/15/33	20,000,000
North East ISD Eclipse Funding Trust GO VRDN Solar Eclipse Series 2007-0101 (PSF-GTD) (U.S. Bank N.A. SPA)(a)
5,145,000	0.250	08/01/37	5,145,000

48          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Texas – (continued)

North East ISD GO VRDN Eagle Series 2007-0123 A (PSF-GTD) (Banco Bilbao Vizcaya Argentaria SPA)
$8,935,000	0.270%	08/01/37	$8,935,000
North East ISD GO VRDN Putters Series 2007-2058 (PSF-GTD) (JPMorgan Chase & Co.)(a)
9,000,000	0.260	08/01/15	9,000,000
North Texas Municipal Water District Austin Trust Certificates VRDN RB Series 2008-1174 (Bank of America N.A. SPA)(a)
9,105,000	0.330	09/01/33	9,105,000
Plano GO VRDN Floater Series 2007-1862 (Wells Fargo & Co. SPA)(a)
2,915,000	0.250	09/01/27	2,915,000
Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2009 A
45,800,000	0.200	12/01/39	45,800,000
Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2009 B
25,000,000	0.200	12/01/39	25,000,000
Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2009 C
33,200,000	0.200	12/01/39	33,200,000
Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2010 A
53,400,000	0.200	04/01/40	53,400,000
Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2010 Subseries D
46,000,000	0.200	11/01/40	46,000,000
Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2010 Subseries E
88,800,000	0.200	11/01/40	88,800,000
Port Arthur Navigation District Environmental Facilities VRDN RB Refunding for Motiva Enterprises LLC Series 2010 B
82,200,000	0.200	04/01/40	82,200,000
Port Arthur Navigation District Environmental Facilities VRDN RB Refunding for Motiva Enterprises LLC Series 2010 C
50,500,000	0.200	04/01/40	50,500,000
Rice University CP Series 2011
6,400,000	0.350	07/11/11	6,400,000
Round Rock ISD GO VRDN Putters Series 2009-3341 (JPMorgan Chase & Co. SPA)(a)
4,995,000	0.260	08/01/16	4,995,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-2957 (JPMorgan Chase & Co. SPA)(a)
9,995,000	0.260	02/01/16	9,995,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-3247 (JPMorgan Chase & Co.)(a)
4,090,000	0.260	02/01/27	4,090,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2009-3344 (JPMorgan Chase & Co. SPA)(a)
3,200,000	0.260	02/01/17	3,200,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2009-3560 (JPMorgan Chase & Co.)(a)
9,015,000	0.260	02/01/17	9,015,000
San Antonio Electric & Gas Systems VRDN RB ROCS-RR-II R-11277 Series 2007 (Citibank N.A. SPA)(a)
5,060,000	0.260	02/01/15	5,060,000
San Antonio Water System VRDN RB Putters Series 2009-3340 (JPMorgan Chase & Co. SPA)(a)
6,890,000	0.260	11/15/16	6,890,000
Spring Branch GO VRDN Putters Series 2009-3377 (PSF-GTD) (JPMorgan Chase & Co. SPA)(a)
3,000,000	0.260	02/01/15	3,000,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Floaters Series 2007-1761 (Morgan Stanley & Co.)(a)
9,875,000	0.270	02/15/36	9,875,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Floaters Series 2007-1762 (Morgan Stanley Municipal Products)(a)
4,675,000	0.270	02/15/36	4,675,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Floaters Series 2008-2834 (Morgan Stanley & Co.)(a)
11,970,000	0.260	02/15/36	11,970,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Texas Health Resources Series 2008 B
11,960,000	0.230	11/15/33	11,960,000
Tarrant County Cultural Educational Facilities Finance Corp. VRDN RB ROCS-RR-II R-11857 Series 2010 D (Citibank N.A.)(a)
4,200,000	0.270	05/15/36	4,200,000
Tarrant County Health Facilities Development Corp. Hospital VRDN RB Cook Children’s Medical Center Series 2010 B
14,615,000	0.250	12/01/39	14,615,000
Tarrant County Health Resources VRDN RB Series 2008-1197 (Bank of America N.A. SPA)(a)
4,375,000	0.330	11/15/47	4,375,000
Tarrant County Health Resources VRDN RB Series 2008-1201 (Bank of America N.A. SPA)(a)
5,790,000	0.330	02/15/36	5,790,000
Texas A&M University Municipal Trust Receipts VRDN RB Floaters Series 2010-39W (Barclays Bank PLC)(a)
2,500,000	0.270	05/15/39	2,500,000
Texas A&M University VRDN RB Floater Certificates Series 2010 53C (Wells Fargo Bank N.A.)(a)
5,555,000	0.260	07/01/34	5,555,000
Texas State GO VRDN Floaters Series 2010-3197 (Morgan Stanley & Co.)(a)
5,360,000	0.270	04/01/37	5,360,000
Texas State GO VRDN Putters Series 2008-3238 (JPMorgan Chase & Co.)(a)
2,165,000	0.260	10/01/29	2,165,000
Texas State TRANS Series 2010
379,450,000	2.000	08/31/11	382,535,646
Texas State TRANS VRDN RB Putters Series 2010-3812 (JPMorgan Chase & Co.)(a)
15,000,000	0.220	08/31/11	15,000,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2563 (JPMorgan Chase & Co. SPA)(a)
6,635,000	0.260	04/01/15	6,635,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2902 (JPMorgan Chase & Co. SPA)(a)
14,395,000	0.260	04/01/15	14,395,000
Texas Technical University CP Series 2010 A-1
11,367,000	0.300	03/08/11	11,367,000
University of Houston VRDN RB Floater Certificates Series 2009-30C (Wells Fargo Bank N.A.)(a)
7,710,000	0.260	02/15/34	7,710,000

The accompanying notes are an integral part of these financial statements.          49

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
February 28, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Texas – (continued)

University of Texas Permanent University Fund VRDN RB ROCS-RR-II R-11290 Series 2007 (Citibank N.A. SPA)(a)
$4,955,000	0.250%	07/01/13	$4,955,000
University of Texas RB Financing System Series 2001 B
4,500,000	5.375	08/15/11	4,602,399
University of Texas VRDN RB ROCS-RR-II R-11077 Series 2007 (Citibank N.A. SPA)(a)
4,085,000	0.250	02/15/15	4,085,000

			1,390,378,649

Utah – 1.8%
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 D
7,150,000	0.190	05/15/36	7,150,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2005 D (Wells Fargo & Co. SPA)
9,300,000	0.190	05/15/37	9,300,000
Riverton Hospital Revenue VRDN RB for IHC Health Services, Inc. Putters Series 2007-1762 (JPMorgan Chase & Co. SPA)(a)
54,500,000	0.260	05/15/12	54,500,000
State of Utah GO VRDN Floaters Series 2009-2987 (Morgan Stanley & Co.)(a)
2,200,000	0.260	07/01/22	2,200,000
University of Utah VRDN RB Auxiliary & Campus Facilities Series 1997 A (JPMorgan Chase & Co. SPA)
6,000,000	0.270	04/01/27	6,000,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 B (U.S. Bank N.A. SPA)
40,000,000	0.250	05/15/35	40,000,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (U.S. Bank N.A. SPA)
47,500,000	0.250	05/15/35	47,500,000
Utah Transit Authority Sales Tax VRDN RB ROCS-RR-II R-11922 Series 2011 (AGM) (Citibank N.A.)(a)
2,000,000	0.260	12/15/27	2,000,000
Utah Transportation Authority Austin Trust Certificates VRDN RB Series 2008-3045X (AGM) (Bank of America N.A.)(a)
2,500,000	0.330	06/15/36	2,500,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 A (Landesbank Hessen-Thueringen SPA)
3,520,000	0.210	02/15/31	3,520,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 B (U.S. Bank N.A. SPA)
5,000,000	0.220	02/15/32	5,000,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 C (Landesbank Hessen-Thueringen SPA)
15,000,000	0.210	02/15/35	15,000,000

			194,670,000

Virginia – 1.2%
City of Richmond CP Series 2010 (Bank of America N.A. LOC)
12,000,000	0.300	03/07/11	12,000,000
Fairfax County Economic Development Authority VRDN RB Smithsonian Institute Series 2003 A (Bank of America N.A. SPA)
28,115,000	0.250	12/01/33	28,115,000
Fairfax County IDA VRDN RB for Inova Health System Floaters Series 2005-1168 (Morgan Stanley Municipal Products)(a)
3,330,000	0.270	08/15/23	3,330,000
Fairfax County IDA VRDN RB for Inova Health System Project ROCS-RR-II R-11733 Series 2009 (Citibank N.A. SPA)(a)
6,660,000	0.260	11/15/29	6,660,000
Fairfax County VRDN RB for Inova Health System Project Putters Series 2009-3394 (JPMorgan Chase & Co. SPA)(a)
5,495,000	0.260	11/15/29	5,495,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Center Series 2003 E
5,350,000	0.220	02/15/38	5,350,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Center Series 2003 F
15,815,000	0.220	02/15/38	15,815,000
Montgomery County IDA VRDN RB for Virginia Technical Foundation Series 2005 (Bank of America N.A. LOC)
11,800,000	0.240	06/01/35	11,800,000
University of Virginia VRDN RB Eagle Series 2006-0017 Class A (Citibank N.A. SPA)(a)
14,775,000	0.260	06/01/37	14,775,000
Virginia Commonwealth University Health System Authority VRDN RB General Series 2005 C (AMBAC) (Wachovia Bank N.A. LOC)
1,725,000	0.290	07/01/30	1,725,000
Virginia Commonwealth University VRDN RB General Series 2006-B (AMBAC) (Wachovia Bank N.A LOC)
1,900,000	0.220	11/01/30	1,900,000
Virginia State Public School Authority RB for School Educational Technology Notes Series 2010 X
10,790,000	2.000	04/15/11	10,811,850
Virginia State Resources Authority Clean Water VRDN RB Floaters Series 2008-2917 (Morgan Stanley Municipal Products SPA)(a)
4,490,000	0.270	10/01/28	4,490,000
Virginia State Resources Authority Clean Water VRDN RB ROCS-RR-II R-11923 Series 2011 (Citibank N.A.)(a)
6,000,000	0.260	10/01/16	6,000,000
Virginia State Resources Authority VRDN RB Clean Water Putters Series 2008-3036 (JPMorgan Chase & Co. SPA)(a)
3,370,000	0.260	10/01/15	3,370,000

			131,636,850

Washington – 1.9%
Central Puget Sound Regional Transportation Authority Sales & Use Tax VRDN RB Series 2007-1C (AGM) (Wells Fargo Bank N.A.)(a)
5,625,000	0.260	11/01/32	5,625,000
Energy Northwest Electric VRDN RB Putters Series 2007-2301 (JPMorgan Chase & Co. SPA)(a)
7,995,000	0.260	07/01/14	7,995,000
Energy Northwest Electric VRDN RB Putters Series 2008-2965 (JPMorgan Chase & Co. SPA)(a)
4,800,000	0.260	01/01/12	4,800,000
King County CP Series 2011 A (Bayerische Landesbank SPA)
38,700,000	0.310	04/01/11	38,700,000
King County GO VRDN Series 2009 A (Bank of America N.A. SPA)
15,870,000	0.270	06/01/29	15,870,000
King County Municipal Trust Receipts VRDN RB Floater Series 2010-66W (Barclays Bank PLC)(a)
2,500,000	0.270	01/01/33	2,500,000

50          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Washington – (continued)

King County Sewer District Municipal Trust Receipts GO VRDN Floater Series 2009-1W Reg. D (AGC-ICC) (Barclays Bank PLC)(a)
$7,000,000	0.270%	01/01/39	$7,000,000
King County Sewer System VRDN RB Junior Lien Series 2001 A (Landesbank Hessen-Thueringen LOC)
5,625,000	0.260	01/01/32	5,625,000
King County Sewer System VRDN RB Junior Lien Series 2001 B (Landesbank Hessen-Thueringen LOC)
17,800,000	0.270	01/01/32	17,800,000
King County VRDN RB Floater Certificates Series 2008 46C (Wells Fargo Bank N.A. SPA)
9,940,000	0.260	01/01/40	9,940,000
Seattle Municipal Light & Power VRDN RB Refunding ROC-II-R-48 Series 2001 (FSA) (Citibank N.A. SPA)(a)
5,995,000	0.260	09/02/20	5,995,000
Washington State GO Bonds Prerefunded Series 2002 R-03A (NATL-RE)
3,515,000	5.000	01/01/12	3,648,316
Washington State GO VRDN Putters Series 2008-2599 (JPMorgan Chase & Co. SPA)(a)
4,500,000	0.260	01/01/16	4,500,000
Washington State GO VRDN Putters Series 2008-3054 (JPMorgan Chase & Co. SPA)(a)
3,035,000	0.260	07/01/13	3,035,000
Washington State GO VRDN Putters Series 2008-3087 (JPMorgan Chase & Co. SPA)(a)
2,080,000	0.260	07/01/16	2,080,000
Washington State GO VRDN Putters Series 2009-3538 (JPMorgan Chase Bank & Co.)(a)
10,000,000	0.260	02/01/17	10,000,000
Washington State GO VRDN ROCS-RR-II R-11889 Series 2010 (Citibank N.A.)(a)
2,250,000	0.260	07/01/16	2,250,000
Washington State Health Austin Trust Certificates VRDN RB Series 2008-1180 (Bank of America N.A. SPA)(a)
10,635,000	0.330	10/01/35	10,635,000
Washington State Health Care Facilities Authority VRDN RB Seattle Children’s Hospital Floater Certificates Series 2009 51C (Wells Fargo & Co.)(a)
10,990,000	0.260	10/01/38	10,990,000
Washington State Health Care Facilities Authority VRDN RB Swedish Health Services, Inc. Series 2006 (Citibank N.A. LOC)
12,000,000	0.240	11/15/26	12,000,000
Washington State Health Care Facilities Authority VRDN RB Swedish Health Services, Inc. Series 2009 B (U.S. Bank N.A. LOC)
2,000,000	0.230	11/15/39	2,000,000
Washington State Health Care Facilities Authority VRDN RB Swedish Health Services, Inc. Series 2009 C (Bank of America N.A. LOC)
15,000,000	0.260	11/15/39	15,000,000
Washington State Higher Education Facilities Authority VRDN RB Refunding for Seattle Pacific University Series 2008 (U.S. Bank N.A. LOC)
11,330,000	0.250	10/01/30	11,330,000

			209,318,316

Wisconsin – 1.2%
University of Wisconsin Hospitals & Clinics Authority VRDN RB Refunding Series 2008 B (GO of Authority) (U.S. Bank N.A. LOC)
4,100,000	0.190	04/01/34	4,100,000
Wisconsin State GO VRDN Floater Certificates Series 2011 14C (Wells Fargo Bank N.A.)(a)
10,675,000	0.260	11/01/26	10,675,000
Wisconsin State Health & Educational Facilities Authority Sisters Hospital CP Series 2003 B (AGM)
22,375,000	0.600	03/23/11	22,375,000
20,000,000	0.650	04/01/11	20,000,000
Wisconsin State Health & Educational Facilities Authority Sisters Hospital CP Series 2011
11,475,000	0.600	05/23/11	11,475,000
Wisconsin State Health & Educational Facilities Authority VRDN RB Children’s Hospital Floater Certificates Series 2009-58C (Wells Fargo & Co.)(a)
9,815,000	0.260	08/15/37	9,815,000
Wisconsin State Health & Educational Facilities Authority VRDN RB Floater Trust for Children’s Hospital Series 2009-15W (Barclays Bank PLC)(a)
5,250,000	0.270	08/15/37	5,250,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Froedtert & Community Health System Floater Series 2009-3122X (Morgan Stanley Municipal Products)(a)
23,135,000	0.260	04/01/39	23,135,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Ministry Health Care, Inc. Series 2010 C
20,000,000	0.270	08/01/36	20,000,000
Wisconsin State Health & Educational Facilities Authority VRDN RB ROCS-RR-II R-11837 Series 2010 (Citibank N.A.)(a)
5,255,000	0.260	11/15/17	5,255,000

			132,080,000

Wyoming – 0.3%
Uinta County VRDN PCRB Refunding for Chevron USA, Inc. Project Series 1993
30,000,000	0.170	08/15/20	30,000,000

TOTAL INVESTMENTS – 98.3%			$10,785,630,609

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%			181,602,947

NET ASSETS – 100.0%			$10,967,233,556

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At February 28, 2011, these securities amounted to $3,112,716,132 or approximately 28.4% of net assets.

(b)	All or a portion represents a forward commitment.

(c)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At February 28, 2011, these securities amounted to $11,990,000 or approximately 0.1% of net assets.

The accompanying notes are an integral part of these financial statements.          51

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
February 28, 2011 (Unaudited)

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset date, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities or the prerefunded date for those types of securities.

Investment Abbreviations:
AGC-ICC	—	Associated General Contractors-Interstate Commerce Commission
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
BHAC	—	Berkshire Hathaway Assurance Corp.
COPS	—	Certificates of Participation
CP	—	Commercial Paper
DOT	—	Department of Transportation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Bond
IHC	—	International Health Care
ISD	—	Independent School District
LOC	—	Letter of Credit
LTD	—	Limited
MF Hsg.	—	Multi-Family Housing
NATL-RE	—	National Reinsurance Corp.
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
RR	—	Revenue Refunding
SPA	—	Stand-by Purchase Agreement
TANS	—	Tax Anticipation Notes
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes

52          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments
February 28, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations – 99.9%
United States Treasury Bills
$59,600,000	0.060%	03/03/11	$59,599,801
14,200,000	0.070	03/03/11	14,199,945
1,100,000	0.072	03/03/11	1,099,996
100,000,000	0.080	03/03/11	99,999,556
84,000,000	0.130	03/03/11	83,999,393
30,000,000	0.135	03/03/11	29,999,775
266,000,000	0.150	03/03/11	265,997,783
1,765,000,000	0.155	03/03/11	1,764,984,801
1,846,500,000	0.160	03/03/11	1,846,483,587
36,200,000	0.085	03/10/11	36,199,231
318,400,000	0.145	03/10/11	318,388,458
771,800,000	0.150	03/10/11	771,771,057
207,800,000	0.100	03/17/11	207,790,764
2,392,000,000	0.160	03/17/11	2,391,829,902
621,400,000	0.115	03/24/11	621,354,344
1,942,000,000	0.120	03/24/11	1,941,851,113
1,000,000,000	0.121	03/24/11	999,922,694
634,700,000	0.150	03/24/11	634,639,175
1,100,000,000	0.160	03/24/11	1,099,887,556
1,453,000,000	0.125	04/15/11	1,452,772,969
230,000,000	0.130	04/15/11	229,962,625
United States Treasury Notes
1,045,000,000	0.875	04/30/11	1,046,248,152
492,000,000	4.875	04/30/11	495,842,820
200,000,000	5.125	06/30/11	203,103,253
201,000,000	1.000	07/31/11	201,521,554
36,000,000	4.875	07/31/11	36,670,725
100,000,000	1.000	08/31/11	100,342,606
400,000,000	1.000	09/30/11	401,596,527
725,000,000	1.000	10/31/11	728,507,218
100,000,000	0.750	11/30/11	100,318,859
150,000,000	1.000	12/31/11	150,821,563

TOTAL INVESTMENTS – 99.9%			$18,337,707,802

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			15,303,840

NET ASSETS – 100.0%			$18,353,011,642

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate or annualized yield on date of purchase for discounted securities.

The accompanying notes are an integral part of these financial statements.          53

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments
February 28, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations – 19.7%
United States Treasury Notes
$74,000,000	0.875%	04/30/11	$74,076,208
184,000,000	4.875	04/30/11	185,431,580
350,000,000	5.125	06/30/11	355,430,658
249,000,000	1.000	07/31/11	249,646,528
31,000,000	4.875	07/31/11	31,577,569
229,000,000	1.000	08/31/11	229,794,606
175,000,000	1.000	09/30/11	175,688,524
675,000,000	1.000	10/31/11	678,261,884
100,000,000	0.750	11/30/11	100,318,859
275,000,000	1.000	12/31/11	276,517,971

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$2,356,744,387

Repurchase Agreements(a) – 80.2%
Barclays Capital, Inc.
$250,000,000	0.180%	03/01/11	$250,000,000
Maturity Value: $250,001,250
Collateralized by U.S. Treasury Note, 2.000%, due 11/30/13. The market value of the collateral, including accrued interest, was $255,000,035.
HSBC Securities (USA), Inc.
500,000,000	0.170%	03/01/11	500,000,000
Maturity Value: $500,002,361
Collateralized by U.S. Treasury Bonds, 4.750% to 9.125%, due 05/15/18 to 02/15/41 and U.S. Treasury Notes, 1.375% to 4.250%, due 05/15/13 to 08/15/15. The aggregate market value of the collateral, including accrued interest, was $510,003,881.

Joint Repurchase Agreement Account I
7,327,800,000	0.176%	03/01/11	7,327,800,000
Maturity Value: $7,327,835,825
Societe Generale
1,500,000,000	0.170%	03/01/11	1,500,000,000
Maturity Value: $1,500,007,083
Collateralized by U.S. Treasury Bill, 0.000%, due 05/26/11, U.S. Treasury Notes, 0.375% to 3.000%, due 05/31/11 to 02/28/17, U.S. Treasury Inflation Indexed Bonds, 2.000% to 2.375%, due 01/15/16 to 01/15/26, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/14 to 08/15/36 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/21 to 08/15/25. The aggregate market value of the collateral, including accrued interest, was $1,530,000,051.

UBS Securities LLC
15,700,000	0.160%	03/01/11	15,700,000
Maturity Value: $15,700,070
Collateralized by U.S. Treasury Bill, 0.000%, due 08/25/11. The market value of the collateral, including accrued interest, was $16,014,014.

TOTAL REPURCHASE AGREEMENTS			$9,593,500,000

TOTAL INVESTMENTS – 99.9%			$11,950,244,387

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			8,548,689

NET ASSETS – 100.0%			$11,958,793,076

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Unless noted, all repurchase agreements were entered into on February 28, 2011. Additional information on Joint Repurchase Agreement Account I appears on page 55.

Interest rates represent either the stated coupon rate or annualized yield on date of purchase for discounted securities.

54          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I — At February 28, 2011, certain Funds had undivided interests in the Joint Repurchase Agreement Account I, as follows:

Fund	Principal Amount

Government	$208,700,000

Money Market	199,600,000

Prime Obligations	348,700,000

Treasury Obligations	7,327,800,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Barclays Capital, Inc.	$1,540,000,000	0.180%	03/01/11	$1,540,007,700

BNP Paribas Securities Co.	1,250,000,000	0.170	03/01/11	1,250,005,903

Credit Agricole Securities	1,250,000,000	0.180	03/01/11	1,250,006,250

JPMorgan Securities	1,250,000,000	0.170	03/01/11	1,250,005,903

Merrill Lynch & Co., Inc.	419,800,000	0.170	03/01/11	419,801,982

RBS Securities, Inc.	1,250,000,000	0.180	03/01/11	1,250,006,250

UBS Securities LLC	625,000,000	0.180	03/01/11	625,003,125

Wells Fargo Securities LLC	500,000,000	0.180	03/01/11	500,002,500

TOTAL				$8,084,839,613

At February 28, 2011, the Joint Repurchase Agreement Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

U.S. Treasury Bills	0.000%	03/03/11 to 02/09/12

U.S. Treasury Bonds	3.500 to 8.125	05/15/21 to 02/15/41

U.S. Treasury Inflation Protected Securities	1.125 to 3.375	01/15/12 to 02/15/41

U.S. Treasury Interest-Only Stripped Securities	0.000	03/15/11 to 02/15/40

U.S. Treasury Notes	0.375 to 9.125	03/31/11 to 02/15/21

U.S. Treasury Principal-Only Stripped Securities	0.000	04/30/11 to 08/15/40

The aggregate market value of the collateral, including accrued interest, was $8,246,501,339.

The accompanying notes are an integral part of these financial statements.          55

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)
February 28, 2011 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT II — At February 28, 2011, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Government	$14,770,000,000

Money Market	2,040,000,000

Prime Obligations	2,526,900,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Barclays Capital, Inc.	$80,000,000	0.180%	03/01/11	$80,000,400

BNP Paribas Securities Co.	4,000,000,000	0.170	03/01/11	4,000,018,889

BNP Paribas Securities Co.	3,500,000,000	0.200	03/01/11	3,500,019,445

Citibank N.A.	250,000,000	0.210	03/01/11	250,001,458

Citigroup Global Markets, Inc.	1,250,000,000	0.210	03/01/11	1,250,007,292

Credit Agricole Securities	1,250,000,000	0.180	03/01/11	1,250,006,250

Deutsche Bank Securities, Inc.	1,475,000,000	0.200	03/01/11	1,475,008,194

JPMorgan Securities	1,000,000,000	0.170	03/01/11	1,000,004,722

JPMorgan Securities	235,000,000	0.200	03/01/11	235,001,306

Merrill Lynch & Co., Inc.	1,700,000,000	0.200	03/01/11	1,700,009,445

RBS Securities, Inc.	1,000,000,000	0.180	03/01/11	1,000,005,000

RBS Securities, Inc.	1,000,000,000	0.210	03/01/11	1,000,005,833

UBS Securities LLC	1,135,000,000	0.210	03/01/11	1,135,006,621

Wells Fargo Securities LLC	300,000,000	0.190	03/01/11	300,001,583

Wells Fargo Securities LLC	4,500,000,000	0.210	03/01/11	4,500,026,250

TOTAL				$22,675,122,688

56          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

ADDITIONAL INVESTMENT INFORMATION (continued)

At February 28, 2011, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Farm Credit Bank	3.910 to 7.350%	03/28/13 to 09/22/38

Federal Farm Credit Bank Principal-Only Stripped Security	0.000	12/16/15

Federal Home Loan Bank	0.000 to 8.290	03/15/11 to 07/15/36

Federal Home Loan Mortgage Corp.	0.000 to 7.690	03/21/11 to 03/01/41

Federal Home Loan Mortgage Corp. Interest-Only Stripped Securities	0.000	01/15/13 to 01/15/28

Federal Home Loan Mortgage Corp. Principal-Only Stripped Security	0.000	11/15/13

Federal National Mortgage Association	0.000 to 10.350	03/14/11 to 01/01/50

Federal National Mortgage Association Interest-Only Stripped Securities	0.000	11/15/12 to 05/15/29

Federal National Mortgage Association Principal-Only Stripped Security	0.000	03/23/28

Government National Mortgage Association	3.500 to 5.500	07/15/24 to 02/20/41

Tennessee Valley Authority	3.875	02/15/21

U.S. Treasury Bills	0.000	03/03/11 to 12/15/11

U.S. Treasury Bonds	3.875 to 4.750	05/15/40 to 02/15/41

U.S. Treasury Interest-Only Stripped Securities	0.000	05/15/11 to 11/15/26

U.S. Treasury Notes	0.375 to 11.250	03/31/11 to 02/15/21

U.S. Treasury Principal-Only Stripped Securities	0.000	08/15/11 to 09/30/13

The aggregate market value of the collateral, including accrued interest, was $23,154,712,775.

The accompanying notes are an integral part of these financial statements.          57

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities
February 28, 2011 (Unaudited)

	Federal	Government
	Fund	Fund
Assets:

Investments in securities, at value based on amortized cost — unaffiliated issuers	$14,299,585,643	$15,010,656,907
Repurchase agreements, at value based on amortized cost — unaffiliated issuers	—	19,581,500,000
Repurchase agreements, at value based on amortized cost — affiliated issuers	—	1,300,000,000
Cash	80,195	81,485
Receivables:
Investment securities sold	—	—
Interest	6,684,150	8,848,611
Fund shares sold	330,371	233,349
Reimbursement from investment adviser	—	—
Other assets	140,982	318,971

Total assets	14,306,821,341	35,901,639,323

Liabilities:

Payables:
Investment securities purchased	—	—
Amounts owed to affiliates	2,072,417	4,688,218
Fund shares redeemed	—	125,767
Dividend distribution	69,357	833,761
Accrued expenses and other liabilities	166,360	533,027

Total liabilities	2,308,134	6,180,773

Net Assets:

Paid-in capital	14,304,326,100	35,895,348,764
Undistributed (distributions in excess of) net investment income	14,168	275,368
Accumulated net realized gain (loss) from investments	172,939	(165,582)

NET ASSETS	$14,304,513,207	$35,895,458,550

Net asset value, offering and redemption price per share	$1.00	$1.00

Net Assets:
FST Shares	$11,072,854,397	$30,472,115,477
FST Select Shares	112,546,593	1,006,923,334
FST Preferred Shares	221,372,013	1,157,437,136
FST Capital Shares	76,410,141	557,788,158
FST Administration Shares	514,066,028	2,156,940,620
FST Premier Shares	1,441,990,579	1,000
FST Service Shares	667,449,770	544,250,823
FST Class B Shares	—	—
FST Class C Shares	—	—
FST Resource Shares	1,000	1,002
FST Cash Management Shares	197,822,686	1,000

Total Net Assets	$14,304,513,207	$35,895,458,550

Shares outstanding $0.001 par value (unlimited number of shares authorized):
FST Shares	11,072,709,567	30,472,016,019
FST Select Shares	112,545,123	1,006,920,412
FST Preferred Shares	221,369,117	1,157,433,575
FST Capital Shares	76,409,140	557,786,172
FST Administration Shares	514,059,303	2,156,934,656
FST Premier Shares	1,441,971,714	1,000
FST Service Shares	667,441,038	544,249,464
FST Class B Shares	—	—
FST Class C Shares	—	—
FST Resource Shares	1,000	1,002
FST Cash Management Shares	197,820,098	1,000

58          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Money	Prime	Tax-Exempt	Tax-Exempt	Tax-Free	Treasury	Treasury
Market	Obligations	California	New York	Money Market	Instruments	Obligations
Fund	Fund	Fund	Fund	Fund	Fund	Fund

$14,117,488,140	$17,372,576,635	$250,672,050	$164,025,874	$10,785,630,609	$18,337,707,802	$2,356,744,387
4,931,600,000	4,270,600,000	—	—	—	—	9,593,500,000
315,000,000	385,000,000	—	—	—	—	—
18,262	34,880	47,244	16,068	34,768	56,949	57,978

3,230,315	—	2,500,000	—	186,012,000	—	—
8,217,906	8,538,054	436,443	276,710	17,117,979	17,574,011	10,183,280
3,166,565	3,780,455	—	—	1,264,925	34,208	—
—	—	71,783	79,137	—	—	—
191,963	229,383	2,328	1,319	130,799	159,173	94,202

19,378,913,151	22,040,759,407	253,729,848	164,399,108	10,990,191,080	18,355,532,143	11,960,579,847

—	—	—	—	21,170,000	—	—
2,564,559	2,841,678	40,108	23,680	1,431,944	2,283,688	1,310,527
5,483,386	184,708	—	—	154,039	60,185	211,263
813,897	872,615	—	—	142,578	35,583	39,296
568,550	556,238	87,308	82,866	58,963	141,045	225,685

9,430,392	4,455,239	127,416	106,546	22,957,524	2,520,501	1,786,771

19,369,344,004	22,036,552,027	253,603,780	164,294,457	10,967,175,851	18,352,930,964	11,958,770,909
(5,250)	768,692	—	642	—	1,148	(962)
144,005	(1,016,551)	(1,348)	(2,537)	57,705	79,530	23,129

$19,369,482,759	$22,036,304,168	$253,602,432	$164,292,562	$10,967,233,556	$18,353,011,642	$11,958,793,076

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

$18,215,165,632	$17,272,860,769	$90,557,114	$36,488,111	$9,949,317,969	$15,757,933,317	$8,418,529,178
114,361,869	143,250,417	—	—	65,318,515	314,507,641	182,123,443
110,187,975	473,546,651	—	—	26,669,231	266,365,580	179,684,413
86,255,700	331,563,671	—	—	10,051,058	169,973,814	162,735,381
666,696,827	2,865,819,823	163,042,525	127,802,617	277,681,897	1,169,302,146	1,612,185,652
1,000	1,000	—	—	592,802,605	407,107,031	141,534,581
176,811,754	771,745,651	1,756	800	30,025,731	267,820,113	1,261,998,427
—	6,930,519	—	—	—	—	—
—	27,293,751	—	—	—	—	—
1,002	143,290,916	—	—	15,365,549	1,000	1,001
1,000	1,000	1,037	1,034	1,001	1,000	1,000

$19,369,482,759	$22,036,304,168	$253,602,432	$164,292,562	$10,967,233,556	$18,353,011,642	$11,958,793,076

18,215,027,957	17,273,050,059	90,541,317	36,487,304	9,949,219,382	15,757,864,046	8,418,523,470
114,360,998	143,251,991	—	—	65,317,865	314,506,261	182,121,945
110,187,136	473,551,854	—	—	26,668,966	266,364,408	179,683,504
86,255,044	331,567,314	—	—	10,050,958	169,973,067	162,734,563
666,690,754	2,865,851,307	163,014,083	127,799,787	277,679,190	1,169,297,004	1,612,179,368
1,000	1,000	—	—	592,796,706	407,105,242	141,534,022
176,810,408	771,754,130	1,756	799	30,025,432	267,818,936	1,261,992,036
—	6,930,595	—	—	—	—	—
—	27,294,051	—	—	—	—	—
1,001	143,292,490	—	—	15,365,397	1,000	1,001
1,001	1,000	1,036	1,035	1,001	1,000	1,000

The accompanying notes are an integral part of these financial statements.          59

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Operations
For the Six Months Ended February 28, 2011 (Unaudited)

	Federal	Government
	Fund	Fund

Investment income:

Interest income — from unaffiliated issuers	$15,499,844	$41,725,055
Interest income — from affiliated issuers	—	1,288,682

Total investment income	15,499,844	43,013,737

Expenses:

Fund-Level Expenses:
Management fees	15,225,396	35,154,227
Transfer Agent fees	742,702	1,714,840
Custody and accounting fees	389,836	796,071
Printing and mailing costs	104,528	69,701
Registration fees	93,770	207,122
Professional fees	56,266	57,618
Trustee fees	18,490	47,782
Other	174,543	412,584

Subtotal	16,805,531	38,459,945
Class Specific Expenses:
FST Premier Share fees	2,619,368	2
FST Service Share fees	1,806,759	1,128,064
FST Administration Share fees	629,034	2,864,919
FST Cash Management Share fees	535,883	2
Distribution fees — FST Cash Management Shares	321,530	1
FST Preferred Share fees	118,172	422,880
FST Capital Share fees	87,890	542,669
FST Select Share fees	16,922	170,276
FST Resource Share fees	2	2
Distribution fees — FST Resource Share fees	1	1
Distribution and Service fees — FST Class B Shares	—	—
Distribution and Service fees — FST Class C Shares	—	—

Total expenses	22,941,092	43,588,761

Less — expense reductions	(8,093,750)	(11,327,433)

Net expenses	14,847,342	32,261,328

NET INVESTMENT INCOME	$652,502	$10,752,409

Net realized gain (loss) from investment transactions	918,898	(165,582)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,571,400	$10,586,827

60          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Money	Prime	Tax-Exempt	Tax-Exempt	Tax-Free	Treasury	Treasury
Market	Obligations	California	New York	Money Market	Instruments	Obligations
Fund	Fund	Fund	Fund	Fund	Fund	Fund

$32,551,897	$38,353,047	$373,955	$224,397	$15,680,617	$14,336,149	$12,439,773
279,617	455,120	—	—	—	—	1,167

32,831,514	38,808,167	373,955	224,397	15,680,617	14,336,149	12,440,940

19,530,917	25,414,127	438,572	276,395	10,559,031	18,184,620	11,738,210
952,728	1,239,714	12,531	7,897	515,075	887,055	572,596
294,975	618,388	40,034	35,818	44,587	485,412	367,710
238,989	90,038	44,022	42,388	72,020	49,569	44,041
137,044	217,130	7,683	5,149	79,429	112,463	188,534
58,413	64,342	79,971	78,979	62,289	57,708	64,018
27,922	40,266	6,358	6,306	20,786	27,782	22,514
216,220	226,458	6,435	6,490	44,109	203,331	212,161

21,457,208	27,910,463	635,606	459,422	11,397,326	20,007,940	13,209,784

2	2	—	—	1,006,759	680,005	235,671
447,423	1,927,477	3	2	101,627	671,928	2,924,225
868,072	3,782,477	122,985	88,803	375,460	1,765,607	2,006,923
2	2	3	3	2	2	2
1	1	3	3	1	1	1
53,504	238,382	—	—	16,484	134,369	87,546
47,600	218,533	—	—	6,772	111,350	132,905
14,602	18,956	—	—	8,607	36,639	32,387
2	349,169	—	—	37,384	2	2
1	104,751	—	—	11,215	1	1
—	36,612	—	—	—	—	—
—	141,240	—	—	—	—	—

22,888,417	34,728,065	758,600	548,233	12,961,637	23,407,844	18,629,447

(4,909,127)	(9,486,426)	(394,874)	(330,411)	(3,292,641)	(9,396,803)	(7,241,529)

17,979,290	25,241,639	363,726	217,822	9,668,996	14,011,041	11,387,918

$14,852,224	$13,566,528	$10,229	$6,575	$6,011,621	$325,108	$1,053,022

229,006	145,164	7,557	(2,227)	112,364	405,204	24,084

$15,081,230	$13,711,692	$17,786	$4,348	$6,123,985	$730,312	$1,077,106

The accompanying notes are an integral part of these financial statements.          61

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets

	Federal Fund
	For the
	Six Months Ended	For the Fiscal
	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010

From operations:

Net investment income	$652,502	$4,607,160
Net realized gain (loss) from investment transactions	918,898	2,109,903

Net increase in net assets resulting from operations	1,571,400	6,717,063

Distributions to shareholders:

From net investment income:
FST Shares	(651,480)	(4,584,300)
FST Select Shares	—	(15,758)
FST Preferred Shares	—	—
FST Capital Shares	—	—
FST Administration Shares	—	—
FST Premier Shares(a)	—	(5,960)
FST Service Shares	—	—
FST Class B Shares(a)	—	—
FST Class C Shares(a)	—	—
FST Resource Shares(a)	(1)	(1)
FST Cash Management Shares(a)	—	(1,141)
From net realized gains:
FST Shares	(574,461)	(3,025,966)
FST Select Shares	(5,987)	(30,932)
FST Preferred Shares	(11,803)	(66,582)
FST Capital Shares	(5,518)	(23,829)
FST Administration Shares	(25,579)	(126,381)
FST Premier Shares(a)	(75,223)	(2,320)
FST Service Shares	(36,579)	(144,417)
FST Class B Shares(a)	—	—
FST Class C Shares(a)	—	—
FST Resource Shares(a)	—	—
FST Cash Management Shares(a)	(10,809)	(354)

Total distributions to shareholders	(1,397,440)	(8,027,941)

From share transactions (at $1.00 per share):

Proceeds from sales of shares	30,856,853,792	71,872,286,984
Reinvestment of distributions	937,435	6,035,743
Cost of shares redeemed	(33,017,804,048)	(78,193,543,616)

Net increase (decrease) in net assets resulting from share transactions	(2,160,012,821)	(6,315,220,889)

NET INCREASE (DECREASE)	(2,159,838,861)	(6,316,531,767)

Net assets:

Beginning of period	16,464,352,068	22,780,883,835

End of period	$14,304,513,207	$16,464,352,068

Undistributed (distributions in excess of) net investment income	$14,168	$13,147

(a)	FST Premier, FST Resource, FST Cash Management, FST Class B and FST Class C Shares (for Prime Obligations Fund only) commenced operations on May 14, 2010.

62          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Government Fund		Money Market Fund		Prime Obligations Fund
For the		For the		For the
Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
February 28, 2011	Year Ended	February 28, 2011	Year Ended	February 28, 2011	Year Ended
(Unaudited)	August 31, 2010	(Unaudited)	August 31, 2010	(Unaudited)	August 31, 2010

$10,752,409	$20,655,488	$14,852,224	$17,690,248	$13,566,528	$22,282,646
(165,582)	6,096,635	229,006	2,868,981	145,164	5,645,872

10,586,827	26,752,123	15,081,230	20,559,229	13,711,692	27,928,518

(10,197,734)	(20,201,627)	(14,708,748)	(17,629,257)	(13,252,399)	(22,148,262)
(240,993)	(453,858)	(70,153)	(45,391)	(63,568)	(66,595)
(34,580)	—	(34,134)	(15,094)	(83,686)	(67,361)
(28,504)	—	(7,429)	(503)	(13,390)	—
(90,763)	—	(25,182)	—	(116,853)	—
(1)	(1)	(1)	(1)	(1)	(1)
(17,989)	—	(6,575)	—	(29,780)	—
—	—	—	—	(357)	(105)
—	—	—	—	(1,092)	(249)
(1)	(1)	(1)	(1)	(5,401)	(72)
(1)	(1)	(1)	(1)	(1)	(1)

—	(10,902,114)	(79,977)	(4,073,647)	(292,179)	(5,181,921)
—	(506,039)	(485)	(7,621)	(1,885)	(31,649)
—	(199,829)	(451)	(13,819)	(6,168)	(216,812)
—	(216,704)	(294)	(15,549)	(3,921)	(109,266)
—	(648,824)	(3,039)	(287,665)	(42,876)	(834,324)
—	—	—	—	—	—
—	(130,109)	(755)	(81,296)	(10,990)	(192,648)
—	—	—	—	(104)	—
—	—	—	—	(400)	—
—	—	—	—	(1,957)	—
—	—	—	—	—	—

(10,610,566)	(33,259,107)	(14,937,225)	(22,169,845)	(13,927,008)	(28,849,266)

114,308,500,328	269,983,240,049	64,352,356,022	114,401,381,002	62,499,236,660	151,234,241,213
3,292,286	12,829,202	9,440,169	15,815,837	7,040,257	12,224,157
(110,195,506,349)	(297,944,028,994)	(62,003,419,988)	(121,377,719,878)	(68,355,219,513)	(160,870,186,524)

4,116,286,265	(27,947,959,743)	2,358,376,203	(6,960,523,039)	(5,848,942,596)	(9,623,721,154)

4,116,262,526	(27,954,466,727)	2,358,520,208	(6,962,133,655)	(5,849,157,912)	(9,624,641,902)

31,779,196,024	59,733,662,751	17,010,962,551	23,973,096,206	27,885,462,080	37,510,103,982

$35,895,458,550	$31,779,196,024	$19,369,482,759	$17,010,962,551	$22,036,304,168	$27,885,462,080

$275,368	$133,525	$(5,250)	$(5,250)	$768,692	$768,692

The accompanying notes are an integral part of these financial statements.          63

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued)

	Tax-Exempt California Fund
	For the
	Six Months Ended	For the Fiscal
	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010

From operations:

Net investment income (loss)	$10,229	$25,072
Net realized gain (loss) from investment transactions	7,557	22,611

Net increase in net assets resulting from operations	17,786	47,683

Distributions to shareholders:

From net investment income:
FST Shares	(3,544)	(6,347)
FST Select Shares	—	—
FST Preferred Shares	—	—
FST Capital Shares	—	—
FST Administration Shares	(6,683)	(18,723)
FST Premier Shares(a)	—	—
FST Service Shares	(1)	(1)
FST Resource Shares(a)	—	—
FST Cash Management Shares(a)	(1)	(1)
From net realized gains:
FST Shares	(5,259)	—
FST Select Shares	—	—
FST Preferred Shares	—	—
FST Capital Shares	—	—
FST Administration Shares	(8,265)	—
FST Premier Shares(a)	—	—
FST Service Shares	—	—
FST Resource Shares(a)	—	—
FST Cash Management Shares(a)	—	—

Total distributions to shareholders	(23,753)	(25,072)

From share transactions (at $1.00 per share):

Proceeds from sales of shares	463,843,188	943,545,212
Reinvestment of distributions	23,659	24,870
Cost of shares redeemed	(453,973,535)	(1,012,492,710)

Net increase (decrease) in net assets resulting from share transactions	9,893,312	(68,922,628)

NET INCREASE (DECREASE)	9,887,345	(68,900,017)

Net assets:

Beginning of period	243,715,087	312,615,104

End of period	$253,602,432	$243,715,087

Undistributed (distributions in excess of) net investment income	$—	$—

(a)	FST Premier, FST Resource and FST Cash Management Shares (for the Tax-Free Money Market and Treasury Instruments Funds only) commenced operations on May 14, 2010.

64          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Tax-Exempt New York Fund		Tax-Free Money Market Fund		Treasury Instruments Fund
For the		For the		For the
Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
February 28, 2011	Year Ended	February 28, 2011	Year Ended	February 28, 2011	Year Ended
(Unaudited)	August 31, 2010	(Unaudited)	August 31, 2010	(Unaudited)	August 31, 2010

$6,575	$21,347	$6,011,621	$12,969,524	$325,108	$(2,506,288)
(2,227)	34,741	112,364	1,185,376	405,204	2,816,824

4,348	56,088	6,123,985	14,154,900	730,312	310,536

(1,644)	(4,353)	(5,940,215)	(12,796,147)	(272,822)	—
—	—	(28,294)	(94,696)	(3,945)	—
—	—	(5,093)	(20,559)	(5,003)	—
—	—	(388)	(17,081)	(2,782)	—
(4,930)	(16,989)	(12,029)	(31,502)	(27,163)	—
—	—	(23,054)	(3,889)	(7,267)	—
(1)	(5)	(1,635)	(5,997)	(4,976)	—
—	—	(556)	(8)	(1)	—
—	—	(1)	(1)	(1)	—

(8,047)	(8,573)	(874,804)	(1,113,411)	(302,010)	(2,052,770)
—	—	(6,409)	(9,348)	(5,515)	(17,618)
—	—	(3,041)	(5,789)	(5,272)	(27,620)
—	—	(634)	(16,014)	(2,926)	(12,289)
(26,294)	(37,760)	(24,586)	(40,609)	(26,840)	(121,551)
—	—	(51,618)	—	(7,601)	(1,874)
—	(13)	(3,037)	(10,181)	(5,320)	(21,266)
—	—	(1,418)	—	—	(1)
(1)	(1)	—	—	—	(1)

(40,917)	(67,694)	(6,976,812)	(14,165,232)	(679,444)	(2,254,990)

243,364,140	574,845,657	17,553,708,687	32,397,881,092	34,622,080,223	66,294,789,848
40,527	67,226	5,768,204	10,746,469	487,016	1,675,411
(256,332,062)	(691,147,875)	(16,515,289,495)	(32,574,489,792)	(35,093,038,728)	(68,136,154,904)

(12,927,395)	(116,234,992)	1,044,187,396	(165,862,231)	(470,471,489)	(1,839,689,645)

(12,963,964)	(116,246,598)	1,043,334,569	(165,872,563)	(470,420,621)	(1,841,634,099)

177,256,526	293,503,124	9,923,898,987	10,089,771,550	18,823,432,263	20,665,066,362

$164,292,562	$177,256,526	$10,967,233,556	$9,923,898,987	$18,353,011,642	$18,823,432,263

$642	$642	$—	$(356)	$1,148	$—

The accompanying notes are an integral part of these financial statements.          65

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued)

	Treasury Obligations Fund
	For the
	Six Months Ended	For the Fiscal
	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010

From operations:

Net investment income (loss)	$1,053,022	$(677,802)
Net realized gain from investment transactions	24,084	1,588,112

Net increase in net assets resulting from operations	1,077,106	910,310

Distributions to shareholders:

From net investment income:
FST Shares	(914,142)	—
FST Select Shares	(11,019)	—
FST Preferred Shares	(6,898)	—
FST Capital Shares	(7,018)	—
FST Administration Shares	(63,290)	—
FST Premier Shares(a)	(5,325)	—
FST Service Shares	(46,290)	—
FST Resource Shares(a)	(1)	—
FST Cash Management Shares(a)	(1)	—
From net realized gains:
FST Shares	—	(5,616,055)
FST Select Shares	—	(92,152)
FST Preferred Shares	—	(41,520)
FST Capital Shares	—	(42,047)
FST Administration Shares	—	(295,598)
FST Premier Shares(a)	—	(715)
FST Service Shares	—	(135,049)
FST Resource Shares(a)	—	(1)
FST Cash Management Shares(a)	—	(1)

Total distributions to shareholders	(1,053,984)	(6,223,138)

From share transactions (at $1.00 per share):

Proceeds from sales of shares	38,711,861,732	119,273,233,562
Reinvestment of distributions	574,051	2,742,669
Cost of shares redeemed	(39,271,011,362)	(128,256,361,211)

Net decrease in net assets resulting from share transactions	(558,575,579)	(8,980,384,980)

NET DECREASE	(558,552,457)	(8,985,697,808)

Net assets:

Beginning of period	12,517,345,533	21,503,043,341

End of period	$11,958,793,076	$12,517,345,533

Undistributed (distributions in excess of) net investment income	$(962)	$—

(a)	FST Premier, FST Resource and FST Cash Management Shares commenced operations on May 14, 2010.

66          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements
February 28, 2011 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/Non-Diversified

Federal, Government, Money Market, Tax-Free Money Market, Treasury Instruments and Treasury Obligations	FST, FST Select, FST Preferred, FST Capital, FST Administration, FST Premier, FST Service, FST Resource and FST Cash Management	Diversified

Prime Obligations	FST, FST Select, FST Preferred, FST Capital, FST Administration, FST Premier, FST Service, FST Class B, FST Class C, FST Resource and FST Cash Management	Diversified

Tax-Exempt California and Tax-Exempt New York	FST, FST Administration, FST Service and FST Cash Management	Non-Diversified

FST Class B and FST Class C Shares are generally not available for purchase, although shareholders invested in Class B and Class C Shares of other Goldman Sachs Funds may exchange their shares for FST Class B and FST Class C Shares, respectively (and shareholders of FST Class B and FST Class C Shares may continue to reinvest dividends and capital gains into FST Class B and FST Class C Shares, respectively). FST Class B Shares may be subject to a contingent deferred sales charge (“CDSC”) that may start at a rate as high as 5% in the first year and decline to 1% in the sixth year, depending upon the date the original shares subject to the CDSC were acquired. FST Class C Shares are subject to a CDSC of 1.00% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.
Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser to each Fund pursuant to management agreements (the “Agreements”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that may affect the amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

A. Investment Valuation — It is the Funds’ policy to use the amortized-cost method permitted by Rule 2a-7 under the Act, which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue, as an adjustment to interest income. Under procedures and tolerances established by the trustees, GSAM evaluates the difference between the Funds’ net asset value per share (“NAV”) based upon the amortized cost of the Funds’ securities and the NAV based upon available market quotations (or permitted substitutes) at least once a week.

B. Security and Fund Share Transactions, and Investment Income — Security and Fund share transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.
Investment income and accumulated unrealized and realized gains or losses are allocated daily to each class of shares of the respective Fund based upon the relative proportion of settled shares of each class.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)
February 28, 2011 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line and/or pro-rata basis depending upon the nature of the expense and are accrued daily. Non-class specific expenses are allocated daily to each share class of the respective Fund based upon the relative proportion of settled shares of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agent, and Service fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Funds. Long-term capital gain distributions, if any, are declared and paid annually.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Funds’ distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.
As of the Fund’s most recent fiscal year end, August 31, 2010, the Prime Obligations Fund had a capital loss carryforward for U.S. federal income tax purposes of $801,235 expiring August 31, 2016. This amount is available to be carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains.
The amortized cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate costs for U.S. federal income tax purposes.
GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.
Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

E. Forward Commitment Transactions — The Funds may enter into forward commitment transactions which involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of these securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations when entering into a forward commitment.

F. Repurchase Agreements — Certain Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. Under these agreements, the Fund is permitted to deliver or re-pledge these securities.
Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

3. FAIR VALUE OF INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The following is a summary of the Funds’ investments categorized in the fair value hierarchy as of February 28, 2011. While assets are reported at amortized cost, the Levels below are based on valuation characteristics of the investments’ market value.

Federal	Level 1	Level 2	Level 3

U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	$3,513,275,901	$10,786,309,742	$—

Government	Level 1	Level 2	Level 3

U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	$325,479,267	$14,685,177,640	$—
Corporate Obligations (including repurchase agreements)	—	20,881,500,000	—

Total	$325,479,267	$35,566,677,640	$—

Money Market	Level 1	Level 2	Level 3

U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	$48,344,168	$2,199,148,195	$—
Corporate Obligations (including repurchase agreements)	—	15,865,949,517	—
Municipal Debt Obligations	—	1,250,646,260	—

Total	$48,344,168	$19,315,743,972	$—

Prime Obligations	Level 1	Level 2	Level 3

U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	$87,926,099	$4,878,778,523	$—
Corporate Obligations (including repurchase agreements)	—	14,418,138,680	—
Municipal Debt Obligations	—	2,643,333,333	—

Total	$87,926,099	$21,940,250,536	$—

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)
February 28, 2011 (Unaudited)

3. FAIR VALUE OF INVESTMENTS (continued)

Tax-Exempt California	Level 1	Level 2	Level 3

Municipal Debt Obligations	$—	$250,672,050	$—

Tax-Exempt New York	Level 1	Level 2	Level 3

Municipal Debt Obligations	$—	$164,025,874	$—

Tax-Free Money Market	Level 1	Level 2	Level 3

Municipal Debt Obligations	$—	$10,785,630,609	$—

Treasury Instruments	Level 1	Level 2	Level 3

U.S. Treasury Obligations	$18,337,707,802	$—	$—

Treasury Obligations	Level 1	Level 2	Level 3

U.S. Treasury Obligations	$2,356,744,387	$—	$—
Corporate Obligations (including repurchase agreements)	—	9,593,500,000	—

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

The Fund Contractual Fee Table on the following pages summarizes the relevant contractual fee arrangements.

A. Management Agreements — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the trustees.
As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee computed daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

B. Administration, Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and Shareholder Administration Plans (the “Plans”) to allow FST Select, FST Preferred, FST Capital, FST Administration, FST Premier, FST Service Shares, FST Resource Shares and FST Cash Management Shares (“CMS”) to compensate service organizations for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Plans provide for compensation to the service organizations equal to an annual percentage rate of the average daily net assets of such shares.

C. Distribution and Service Plans — The Trust, on behalf of the Prime Obligations Fund’s FST Class B and FST Class C Shares, has adopted Distribution and Service Plans. Under the respective Distribution and Service Plans, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly from the Prime Obligations Fund’s FST Class B and FST Class C Shares for distribution services and personal and account maintenance services. These fees are equal to an annual percentage rate of the average daily net assets attributable to both FST Class B and FST Class C Shares, which may then be paid by Goldman Sachs to authorized dealers.
The Trust, on behalf of the FST Resource Shares and FST CMS of each applicable Fund, has adopted Distribution Plans. Under the Distribution Plans, Goldman Sachs is entitled to a monthly fee from the applicable Fund’s FST Resource and FST CMS Shares for distribution services equal to an annual percentage rate of the average daily net assets attributable to FST Resource and FST CMS Shares, which may then be paid by Goldman Sachs to authorized dealers.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

D. Distribution Agreement — Goldman Sachs serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement. Pursuant to the Distribution Agreement, the Distributor receives no additional compensation other than retained amounts related to the Distribution and Service Plans and the portion of the Prime Obligations Fund’s FST Class B and FST Class C Shares’ CDSCs that it retains. During the six months ended February 28, 2011, Goldman Sachs has advised that it retained approximately $1,700 in CDSCs from FST Class C Shares only (there were no CDSCs retained in FST Class B Shares).

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is calculated daily and paid monthly equal to an annual percentage rate of each Fund’s average daily net assets.

F. Other Agreements — GSAM has agreed to limit certain “Other Expense” of the Funds (except for Tax-Exempt California and Tax-Exempt New York Funds) (excluding management fees, transfer agent fees and expenses, FST Class B and FST Class C distribution and service fees, FST Select fees, FST Preferred fees, FST Capital fees, FST Administration fees, FST Premier fees, FST Service fees, FST Resource fees, FST CMS fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.014% of each Fund’s average daily net assets. Such Other Expense reimbursements, if any, are computed daily and paid monthly. These Other Expense reimbursements will remain in place through at least December 29, 2011, and prior to such date GSAM may not terminate the arrangements without the approval of the trustees. In addition, the Funds have entered into certain offset arrangements with the custodian, which may result in a reduction in the Funds’ expenses.
GSAM has agreed to reduce or limit the total operating expenses of the Tax-Exempt California and Tax-Exempt New York Funds (excluding Distribution, Administration, Service and Shareholder Administration plan fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting costs and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) such that total operating expenses will not exceed 0.434% of each Fund’s average daily net assets. Such expense reimbursements, if any, are computed daily and paid monthly. These expense reimbursements will remain in place through at least December 29, 2011, and prior to such date GSAM may not terminate the arrangements without the approval of the trustees. In addition, the Tax-Exempt California and Tax-Exempt New York Funds have entered into certain offset agreements with the custodian and transfer agent, which may result in a further reduction of the Funds’ net expenses.

G. Total Fund Expenses

Fund Contractual Fees

The contractual annualized rates for each of the Funds (except Tax-Exempt California and Tax-Exempt New York Funds) are as follows:

	All Funds except Tax-Exempt California and Tax-Exempt New York Funds
		FST	FST	FST	FST	FST	FST	FST		FST	FST
	FST	Select	Preferred	Capital	Administration	Premier	Service	Resource	FST	Class B	Class C
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	CMS	Shares(c)	Shares(c)

Management Fee	0.205%	0.205%	0.205%	0.205%	0.205%	0.205%	0.205%	0.205%	0.205%	0.205%	0.205%
Administration, Service and/or Shareholder Administration Fees	N/A	0.03	0.10	0.15	0.25	0.35	0.50	0.50	0.50	N/A	N/A
Distribution and/or Service Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15 (a)	0.30 (a)	1.00 (b)	1.00 (b)
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01

N/A — Fees not applicable to respective share class.

(a)	Distribution (12b-1) fee only.
(b)	Consists of fees paid for distribution services and personal and account maintenance services equal to 0.75% and 0.25%, respectively.
(c)	Prime Obligations Fund only.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)
February 28, 2011 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The contractual annualized rates for the Tax-Exempt California and Tax-Exempt New York Funds are as follows:

		FST	FST
	FST	Administration	Service	FST
	Shares	Shares	Shares	CMS

Management Fee	0.35%	0.35%	0.35%	0.35%
Administration, Service and/or Shareholder Administration Fees	N/A	0.15	0.40	0.50
Distribution Fees	N/A	N/A	N/A	0.50 (a)
Transfer Agency Fee	0.01	0.01	0.01	0.01

N/A — Fees not applicable to respective share class.

(a)	Distribution (12b-1) fee only.

Fund Effective Net Expenses (After waivers and reimbursements)

During the six months ended February 28, 2011, GSAM and Goldman Sachs (as applicable) voluntarily agreed to waive all or a portion of the management fees, respective class-specific fees (consisting of Distribution and Service, Administration, Service and/or Shareholder Administration Plan fees) and transfer agency fees attributable to the Funds. With the exception of (i) GSAM’s agreement not to impose a portion of the management fee equal annually to 0.025% of the Treasury Obligations, Treasury Instruments and Federal Funds’ average daily net assets and equal annually to 0.045% of the Prime Obligations, Money Market, Government and Tax-Free Money Market Funds’ average daily net assets, and (ii) Goldman Sachs’ agreement to limit the amount of annual distribution fees payable by the Tax-Exempt California and Tax-Exempt New York Funds to 0.07% of each Fund’s average daily net assets attributable to FST CMS, these waivers may be modified or terminated at any time at the option of GSAM or Goldman Sachs (as applicable). The following tables outline such fees (net of any waivers) and Other Expenses (net of reimbursements and custodian fee credit reductions) in order to determine each Fund’s ratio of net expenses for the six months ended February 28, 2011. The Funds are not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

	Ratio of net expenses to average net assets
	for the six months ended February 28, 2011*
		FST	FST	FST	FST	FST	FST	FST	FST	FST
	FST	Select	Preferred	Capital	Administration	Premier	Service	Class B	Class C	Resource	FST
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	CMS

Prime Obligations
Management Fee(a)	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Administration, Service and/or Shareholder Administration Fees	N/A	0.03	0.10	0.12	0.12	0.01	0.12	N/A	N/A	0.00	0.00
Distribution and/or Service Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.12	0.12	0.12	0.19
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01

Net Expenses	0.18	0.21	0.28	0.30	0.30	0.19	0.30	0.30	0.30	0.30	0.37

*	Annualized
N/A — Fees not applicable to, or the Fund does not offer, that respective share class.

(a)	GSAM waived a portion of its management fee in order to achieve the effective net management rates above.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Ratio of net expenses to average net assets
	for the six months ended February 28, 2011*
		FST	FST	FST	FST	FST	FST	FST
	FST	Select	Preferred	Capital	Administration	Premier	Service	Resource	FST
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	CMS

Federal
Management Fee(a)	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Administration, Service and/or Shareholder Administration Fees	N/A	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.00
Distribution and/or Service Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.00	0.01
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01

Net Expenses	0.20	0.21	0.21	0.21	0.21	0.21	0.21	0.21	0.21

Government
Management Fee(a)	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Administration, Service and/or Shareholder Administration Fees	N/A	0.03	0.06	0.06	0.06	0.00	0.06	0.00	0.00
Distribution and/or Service Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.00	0.00
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01

Net Expenses	0.18	0.21	0.24	0.24	0.24	0.18	0.24	0.18	0.18

Money Market
Management Fee(a)	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Administration, Service and/or Shareholder Administration Fees	N/A	0.03	0.10	0.14	0.16	0.12	0.16	0.00	0.13
Distribution and/or Service Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.20	0.30
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01

Net Expenses	0.18	0.21	0.28	0.32	0.34	0.30	0.34	0.38	0.61

Tax-Exempt California
Management Fee(a)	0.22%	N/A	N/A	N/A	0.22%	N/A	0.22%	N/A	0.22%
Administration, Service and/or Shareholder Administration Fees	N/A	N/A	N/A	N/A	0.00	N/A	0.00	N/A	0.00
Distribution Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.00
Transfer Agency Fee	0.00	N/A	N/A	N/A	0.00	N/A	0.00	N/A	0.00
Other Expenses	0.07	N/A	N/A	N/A	0.07	N/A	0.07	N/A	0.07

Net Expenses	0.29	N/A	N/A	N/A	0.29	N/A	0.29	N/A	0.29

*	Annualized
N/A — Fees not applicable to, or the Fund does not offer, that respective share class.

(a)	GSAM waived a portion of its management fee in order to achieve the effective net management rates above.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)
February 28, 2011 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Ratio of net expenses to average net assets
	for the six months ended February 28, 2011*
		FST	FST	FST	FST	FST	FST	FST
	FST	Select	Preferred	Capital	Administration	Premier	Service	Resource	FST
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	CMS

Tax-Exempt New York
Management Fee(a)	0.20%	N/A	N/A	N/A	0.20%	N/A	0.20%	N/A	0.20%
Administration, Service and/or Shareholder Administration Fees	N/A	N/A	N/A	N/A	0.00	N/A	0.00	N/A	0.00
Distribution Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.00
Transfer Agency Fee	0.00	N/A	N/A	N/A	0.00	N/A	0.00	N/A	0.00
Other Expenses	0.07	N/A	N/A	N/A	0.07	N/A	0.07	N/A	0.07

Net Expenses	0.27	N/A	N/A	N/A	0.27	N/A	0.27	N/A	0.27

Tax-Free Money Market
Management Fee(a)	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Administration, Service and/or Shareholder Administration Fees	N/A	0.03	0.10	0.12	0.12	0.12	0.12	0.12	0.21
Distribution and/or Service Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.00	0.00
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01

Net Expenses	0.18	0.21	0.28	0.30	0.30	0.30	0.30	0.30	0.39

Treasury Instruments
Management Fee(a)	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Administration, Service and/or Shareholder Administration Fees	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Distribution and/or Service Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.00	0.00
Transfer Agency Fee	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01

Net Expenses	0.16	0.16	0.16	0.16	0.16	0.16	0.16	0.16	0.16

Treasury Obligations
Management Fee(a)	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%
Administration, Service and/or Shareholder Administration Fees	N/A	0.01	0.02	0.02	0.02	0.01	0.02	0.00	0.00
Distribution and/or Service Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.00	0.00
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01

Net Expenses	0.19	0.20	0.21	0.21	0.21	0.20	0.21	0.19	0.19

*	Annualized
N/A — Fees not applicable to, or the Fund does not offer, that respective share class.

(a)	GSAM waived a portion of its management fee in order to achieve the effective net management rates above.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended February 28, 2011, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

			Distribution,
			Administration,
			Service and/or
			Shareholder
			Administration			Other	Total
	Management	Transfer Agent	Plans	Custody Fee		Expense	Expense
Fund	Fee Waivers	Fee Waivers	Fee Waivers	Reduction		Reimbursements	Reductions

Federal	$1,937	$244	$5,908	$5		$—	$8,094

Government	7,717	—	3,592	18		—	11,327

Money Market	4,287	—	621	1		—	4,909

Prime Obligations	5,579	—	3,906	1		—	9,486

Tax-Exempt California	167	13	123	—	*	92	395

Tax-Exempt New York	117	8	88	—	*	117	330

Tax-Free Money Market	2,318	—	973	2		—	3,293

Treasury Instruments	5,051	887	3,401	58		—	9,397

Treasury Obligations	1,770	212	5,156	7		97	7,242

*	Amount is less than $500.

As of February 28, 2011, the amounts owed to affiliates of the Funds were as follows (in thousands):

				Over
			Distribution	Reimbursement
	Management	Transfer Agent	and Service	of Other
Fund	Fees	Fees	Fees	Expenses	Total

Federal	$1,961	$109	$2	$—	$2,072

Government	4,412	276	—	—	4,688

Money Market	2,414	151	—	—	2,565

Prime Obligations	2,660	166	16	—	2,842

Tax-Exempt California	40	—	—	—	40

Tax-Exempt New York	24	—	—	—	24

Tax-Free Money Market	1,347	84	1	—	1,432

Treasury Instruments	2,284	—	—	—	2,284

Treasury Obligations	1,278	11	—	22	1,311

H. Line of Credit Facility — As of February 28, 2011, the Funds participated in a $580,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates. Pursuant to the terms of the facility, the Funds and other borrowers could increase the credit amount by an additional $340,000,000, for a total of up to $920,000,000. This facility is to be used solely for

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)
February 28, 2011 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2011, the Funds did not have any borrowings under the facility.

5. OTHER RISKS

Interest Rate Risk — In a declining interest rate environment, low yields on the Funds’ securities may have an adverse impact on the Funds’ ability to provide a positive yield to its shareholders. As a result, GSAM and/or Goldman Sachs may voluntarily agree to waive certain fees (such as FST Class B and FST Class C Distribution and Service fees, FST Select fees, FST Preferred fees, FST Capital fees, FST Administration fees, FST Premier fees, FST Service fees, FST Resource fees, FST CMS fees, transfer agency and management fees) which can fluctuate daily.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Portfolio Concentration Risk — The Tax-Exempt California, Tax-Exempt New York and Tax-Free Money Market Funds have the ability to invest a large percentage of their assets in obligations of issuers within certain states, which makes them subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.
In particular, the Tax-Exempt California and Tax-Exempt New York Funds may be affected by the adverse events currently affecting these states’ economies. If California, New York or any of their local governmental entities are unable to meet their financial obligations, the Funds’ income, NAV and ability to preserve capital or liquidity could be adversely affected.

6. INDEMNIFICATIONS

Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

7. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

8. SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)
February 28, 2011 (Unaudited)

9. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE)

Share activity is as follows:

	Federal Fund

	For the
	Six Months Ended	For the
	February 28, 2011	Fiscal Year Ended
	(Unaudited)	August 31, 2010

FST Shares
Shares sold	26,366,485,991	61,580,663,393
Reinvestment of distributions	836,479	5,877,637
Shares redeemed	(28,252,974,854)	(68,696,813,544)

	(1,885,652,384)	(7,110,272,514)

FST Select Shares
Shares sold	121,233,258	155,979,906
Reinvestment of distributions	5,564	44,331
Shares redeemed	(113,938,725)	(307,227,290)

	7,300,097	(151,203,053)

FST Preferred Shares
Shares sold	179,783,436	1,032,198,588
Reinvestment of distributions	8,652	30,392
Shares redeemed	(243,713,539)	(1,258,819,909)

	(63,921,451)	(226,590,929)

FST Capital Shares
Shares sold	332,289,985	550,538,130
Reinvestment of distributions	1,208	4,453
Shares redeemed	(328,289,400)	(635,846,866)

	4,001,793	(85,304,283)

FST Administration Shares
Shares sold	806,361,620	2,522,755,215
Reinvestment of distributions	11,349	32,726
Shares redeemed	(871,530,638)	(2,841,138,645)

	(65,157,669)	(318,350,704)

FST Premier Shares(a)
Shares sold	803,023,897	1,531,348,319
Reinvestment of distributions	60,014	8,265
Shares redeemed	(840,413,425)	(52,055,356)

	(37,329,514)	1,479,301,228

FST Service Shares
Shares sold	1,966,392,244	4,228,912,216
Reinvestment of distributions	14,169	37,939
Shares redeemed	(2,073,313,064)	(4,341,918,929)

	(106,906,651)	(112,968,774)

FST Resource Shares(a)
Shares sold	—	1,000
Reinvestment of distributions	—	—
Shares redeemed	—	—

	—	1,000

FST Cash Management Shares(a)
Shares sold	281,283,361	269,890,217
Reinvestment of distributions	—	—
Shares redeemed	(293,630,403)	(59,723,077)

	(12,347,042)	210,167,140

NET INCREASE (DECREASE) IN SHARES	(2,160,012,821)	(6,315,220,889)

(a)	FST Premier, FST Resource and FST Cash Management Shares commenced operations on May 14, 2010.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Government Fund		Money Market Fund

For the		For the
Six Months Ended	For the	Six Months Ended	For the
February 28, 2011	Fiscal Year Ended	February 28, 2011	Fiscal Year Ended
(Unaudited)	August 31, 2010	(Unaudited)	August 31, 2010

95,564,080,385	234,435,096,510	62,025,927,806	108,081,839,741
3,009,015	11,723,500	9,349,157	15,626,524
(91,231,061,049)	(260,201,777,183)	(59,330,612,959)	(114,464,612,774)

4,336,028,351	(25,754,957,173)	2,704,664,004	(6,367,146,509)

687,815,668	1,861,462,623	481,979,760	1,364,508,787
234,089	928,980	31,503	50,891
(906,483,563)	(2,855,102,505)	(735,846,197)	(1,039,138,594)

(218,433,806)	(992,710,902)	(253,834,934)	325,421,084

4,245,126,068	6,701,619,562	359,156,110	462,674,841
19,663	66,635	22,654	28,886
(3,871,174,637)	(6,791,368,012)	(346,063,649)	(453,298,839)

373,971,094	(89,681,815)	13,115,115	9,404,888

7,447,250,341	14,682,546,426	208,956,887	516,976,285
13,867	58,676	7,704	16,016
(7,749,067,785)	(14,845,375,161)	(204,349,332)	(511,355,894)

(301,803,577)	(162,770,059)	4,615,259	5,636,407

5,431,069,355	9,762,142,919	750,168,519	3,188,439,969
10,783	30,716	23,603	68,016
(5,671,668,866)	(10,581,645,343)	(863,825,876)	(3,823,262,000)

(240,588,728)	(819,471,708)	(113,633,754)	(634,754,015)

—	1,000	—	1,000
—	—	—	—
—	—	—	—

—	1,000	—	1,000

933,158,508	2,540,369,009	526,166,938	786,938,378
4,869	20,695	5,548	25,504
(766,050,448)	(2,668,760,790)	(522,721,974)	(1,086,051,777)

167,112,929	(128,371,086)	3,450,512	(299,087,895)

3	1,000	2	1,000
—	—	—	—
(1)	—	(1)	—

2	1,000	1	1,000

—	1,000	—	1,001
—	—	—	—
—	—	—	—

—	1,000	—	1,001

4,116,286,265	(27,947,959,743)	2,358,376,203	(6,960,523,039)

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)
February 28, 2011 (Unaudited)

9. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Prime Obligations Fund

	For the
	Six Months Ended	For the
	February 28, 2011	Fiscal Year Ended
	(Unaudited)	August 31, 2010

FST Shares
Shares sold	49,180,925,563	117,425,615,749
Reinvestment of distributions	6,875,532	11,796,301
Shares redeemed	(54,892,167,055)	(125,216,039,121)

	(5,704,365,960)	(7,778,627,071)

FST Select Shares
Shares sold	198,014,790	545,405,225
Reinvestment of distributions	65,029	92,808
Shares redeemed	(161,677,333)	(537,895,208)

	36,402,486	7,602,825

FST Preferred Shares
Shares sold	2,703,589,912	6,838,807,255
Reinvestment of distributions	40,623	174,748
Shares redeemed	(2,580,562,874)	(7,714,669,619)

	123,067,661	(875,687,616)

FST Capital Shares
Shares sold	1,405,433,282	4,880,554,976
Reinvestment of distributions	6,010	31,937
Shares redeemed	(1,399,521,744)	(5,122,989,608)

	5,917,548	(242,402,695)

FST Administration Shares
Shares sold	6,330,402,221	15,685,038,552
Reinvestment of distributions	17,898	66,842
Shares redeemed	(6,659,265,753)	(16,476,837,481)

	(328,845,634)	(791,732,087)

FST Premier Shares(a)
Shares sold	—	1,000
Reinvestment of distributions	—	—
Shares redeemed	—	—

	—	1,000

FST Service Shares
Shares sold	2,617,373,748	5,684,260,968
Shares converted from Class B Shares(b)	508,651	—
Reinvestment of distributions	26,160	61,176
Shares redeemed	(2,603,981,112)	(5,799,761,934)

	13,927,447	(115,439,790)

FST Class B Shares(a)
Shares sold	2,415,040	8,616,917
Shares converted to Service Shares(b)	(508,651)	—
Reinvestment of distributions	279	33
Shares redeemed	(2,803,342)	(789,681)

	(896,674)	7,827,269

FST Class C Shares(a)
Shares sold	6,513,326	31,168,349
Reinvestment of distributions	1,397	242
Shares redeemed	(9,193,208)	(1,196,055)

	(2,678,485)	29,972,536

FST Resource Shares(a)
Shares sold	54,568,778	134,771,222
Reinvestment of distributions	7,329	70
Shares redeemed	(46,047,092)	(7,817)

	8,529,015	134,763,475

FST Cash Management Shares(a)
Shares sold	—	1,000
Reinvestment of distributions	—	—
Shares redeemed	—	—

	—	1,000

NET INCREASE (DECREASE) IN SHARES	(5,848,942,596)	(9,623,721,154)

(a)	FST Premier, FST Resource, FST Cash Management (except for Tax-Exempt California and Tax-Exempt New York Funds), FST Class B and FST Class C Shares commenced operations on May 14, 2010.
(b)	Class B Shares will automatically convert into Service Shares at the end of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Tax-Exempt California Fund		Tax-Exempt New York Fund

For the		For the
Six Months Ended	For the	Six Months Ended	For the
February 28, 2011	Fiscal Year Ended	February 28, 2011	Fiscal Year Ended
(Unaudited)	August 31, 2010	(Unaudited)	August 31, 2010

62,292,121	89,222,963	39,168,554	98,741,861
8,721	6,186	9,321	12,653
(55,058,667)	(73,834,866)	(52,538,607)	(99,108,774)

7,242,175	15,394,283	(13,360,732)	(354,260)

—	—	—	—
—	—	—	—
—	—	—	—

—	—	—	—

—	—	—	—
—	—	—	—
—	—	—	—

—	—	—	—

—	—	—	—
—	—	—	—
—	—	—	—

—	—	—	—

401,550,977	854,322,097	204,195,581	476,103,195
14,938	18,684	31,206	54,554
(398,914,778)	(938,657,692)	(203,793,450)	(591,963,512)

2,651,137	(84,316,911)	433,337	(115,805,763)

—	—	—	—
—	—	—	—
—	—	—	—

—	—	—	—

90	151	—	—
—	—	—	—
—	—	—	18
(90)	(151)	—	(74,988)

—	—	—	(74,970)

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

—	—	—	—

—	—	—	—
—	—	—	—
—	—	—	—

—	—	—	—

—	—	—	—
—	—	—	—
—	—	—	—

—	—	—	—

—	1	5	601
—	—	—	1
—	(1)	(5)	(601)

—	—	—	1

9,893,312	(68,922,628)	(12,927,395)	(116,234,992)

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)
February 28, 2011 (Unaudited)

9. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Tax-Free Money Market Fund

	For the
	Six Months Ended	For the
	February 28, 2011	Fiscal Year Ended
	(Unaudited)	August 31, 2010

FST Shares
Shares sold	15,265,542,329	29,228,214,988
Reinvestment of distributions	5,641,110	10,603,503
Shares redeemed	(14,221,362,217)	(29,754,884,160)

	1,049,821,222	(516,065,669)

FST Select Shares
Shares sold	54,795,579	116,544,303
Reinvestment of distributions	34,557	102,985
Shares redeemed	(41,363,126)	(150,457,574)

	13,467,010	(33,810,286)

FST Preferred Shares
Shares sold	32,790,632	76,905,101
Reinvestment of distributions	5,692	14,557
Shares redeemed	(48,363,617)	(79,902,161)

	(15,567,293)	(2,982,503)

FST Capital Shares
Shares sold	32,745,508	170,196,387
Reinvestment of distributions	482	1,374
Shares redeemed	(33,100,395)	(322,529,006)

	(354,405)	(152,331,245)

FST Administration Shares
Shares sold	613,886,014	1,702,709,551
Reinvestment of distributions	7,190	14,709
Shares redeemed	(652,018,507)	(1,695,194,674)

	(38,125,303)	7,529,586

FST Premier Shares(a)
Shares sold	1,372,749,251	695,943,166
Reinvestment of distributions	75,025	3,880
Shares redeemed	(1,324,302,428)	(151,672,188)

	48,521,848	544,274,858

FST Service Shares
Shares sold	158,352,648	393,045,139
Reinvestment of distributions	2,296	5,455
Shares redeemed	(173,015,390)	(419,809,201)

	(14,660,446)	(26,758,607)

FST Resource Shares(a)
Shares sold	22,846,725	14,321,457
Reinvestment of distributions	1,852	6
Shares redeemed	(21,763,815)	(40,828)

	1,084,762	14,280,635

FST Cash Management Shares(a)
Shares sold	1	1,000
Reinvestment of distributions	—	—
Shares redeemed	—	—

	1	1,000

NET INCREASE (DECREASE) IN SHARES	1,044,187,396	(165,862,231)

(a)	FST Premier, FST Resource and FST Cash Management Shares commenced operations on May 14, 2010.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Treasury Instruments Fund		Treasury Obligations Fund

For the		For the
Six Months Ended	For the	Six Months Ended	For the
February 28, 2011	Fiscal Year Ended	February 28, 2011	Fiscal Year Ended
(Unaudited)	August 31, 2010	(Unaudited)	August 31, 2010

30,071,054,981	56,550,722,443	28,852,940,790	85,394,066,932
417,157	1,561,575	513,739	2,422,093
(30,437,282,941)	(58,820,732,626)	(29,089,345,245)	(93,680,057,915)

(365,810,803)	(2,268,448,608)	(235,890,716)	(8,283,568,890)

907,250,951	1,356,841,897	239,001,589	468,254,291
9,430	17,601	10,900	92,493
(776,904,873)	(1,346,282,637)	(256,485,307)	(938,614,414)

130,355,508	10,576,861	(17,472,818)	(470,267,630)

654,418,093	2,058,407,188	677,118,597	1,663,686,430
8,824	23,812	6,603	40,721
(697,282,253)	(2,070,348,128)	(704,051,665)	(1,761,939,238)

(42,855,336)	(11,917,128)	(26,926,465)	(98,212,087)

225,573,744	734,041,666	221,971,563	669,975,983
3,028	6,530	4,366	18,467
(166,586,199)	(688,876,831)	(282,716,989)	(776,804,635)

58,990,573	45,171,365	(60,741,060)	(106,810,185)

1,933,051,246	3,536,045,761	6,057,875,704	25,889,173,736
27,954	49,160	17,180	74,465
(2,191,036,229)	(3,584,715,048)	(6,321,641,838)	(26,209,539,444)

(257,957,029)	(48,620,127)	(263,748,954)	(320,291,243)

216,321,895	466,058,547	88,063,094	135,950,195
14,835	1,881	5,279	719
(180,031,647)	(95,260,269)	(71,670,103)	(10,815,162)

36,305,083	370,800,159	16,398,270	125,135,752

614,409,313	1,592,670,346	2,574,890,393	5,052,123,995
5,788	14,852	15,984	93,711
(643,914,586)	(1,529,939,365)	(2,545,100,214)	(4,878,590,403)

(29,499,485)	62,745,833	29,806,163	173,627,303

—	1,000	2	1,000
—	—	—	—
—	—	(1)	—

—	1,000	1	1,000

—	1,000	—	1,000
—	—	—	—
—	—	—	—

—	1,000	—	1,000

(470,471,489)	(1,839,689,645)	(558,575,579)	(8,980,384,980)

FINANCIAL SQUARE FEDERAL FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

	Net asset			Distributions
	value,	Net		from net
	beginning	investment		investment
Year—Share Class	of period	income		income(a)

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2011-FST Shares	$1.00	$—	(c)	$—	(c)
2011-FST Select Shares	1.00	—	(c)	—	(c)
2011-FST Preferred Shares	1.00	—	(c)	—	(c)
2011-FST Capital Shares	1.00	—	(c)	—	(c)
2011-FST Administration Shares	1.00	—	(c)	—	(c)
2011-FST Premier Shares	1.00	—	(c)	—	(c)
2011-FST Service Shares	1.00	—	(c)	—	(c)
2011-FST Resource Shares	1.00	—	(c)	—	(c)
2011-FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEAR ENDED AUGUST 31,
2010-FST Shares	1.00	—	(c)	—	(c)
2010-FST Select Shares	1.00	—	(c)	—	(c)
2010-FST Preferred Shares	1.00	—	(c)	—	(c)
2010-FST Capital Shares	1.00	—	(c)	—	(c)
2010-FST Administration Shares	1.00	—	(c)	—	(c)
2010-FST Premier Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010-FST Service Shares	1.00	—	(c)	—	(c)
2010-FST Resource Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010-FST Cash Management Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,
2009-FST Shares	1.00	0.002	(f)	(0.002	)(f)
2009-FST Select Shares	1.00	0.002	(f)	(0.002	)(f)
2009-FST Preferred Shares	1.00	0.002	(f)	(0.002	)(f)
2009-FST Capital Shares	1.00	0.001	(f)	(0.001	)(f)
2009-FST Administration Shares	1.00	0.001	(f)	(0.001	)(f)
2009-FST Service Shares	1.00	—	(c)(f)	—	(c)(f)

FOR THE FISCAL YEARS ENDED DECEMBER 31,
2008-FST Shares	1.00	0.025	(f)	(0.025	)(f)
2008-FST Select Shares	1.00	0.024	(f)	(0.024	)(f)
2008-FST Preferred Shares	1.00	0.024	(f)	(0.024	)(f)
2008-FST Capital Shares	1.00	0.023	(f)	(0.023	)(f)
2008-FST Administration Shares	1.00	0.022	(f)	(0.022	)(f)
2008-FST Service Shares	1.00	0.020	(f)	(0.020	)(f)

2007-FST Shares	1.00	0.050		(0.050)
2007-FST Select Shares	1.00	0.049		(0.049)
2007-FST Preferred Shares	1.00	0.049		(0.049)
2007-FST Capital Shares	1.00	0.048		(0.048)
2007-FST Administration Shares	1.00	0.047		(0.047)
2007-FST Service Shares	1.00	0.045		(0.045)

2006-FST Shares	1.00	0.048		(0.048)
2006-FST Select Shares	1.00	0.047		(0.047)
2006-FST Preferred Shares	1.00	0.047		(0.047)
2006-FST Capital Shares	1.00	0.046		(0.046)
2006-FST Administration Shares	1.00	0.045		(0.045)
2006-FST Service Shares	1.00	0.043		(0.043)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Annualized.
(e)	Amount is less than 0.005% of average net assets.
(f)	Net investment income and distributions from net investment income contain $0.0002 and $(0.0002), and $0.0003 and $(0.0003), of net realized gains and distributions from net realized gains for the period ended August 31, 2009 and the fiscal year ended December 31, 2008, respectively.

84          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE FEDERAL FUND

							Ratio of net
Net asset		Net assets	Ratio of net		Ratio of total		investment
value,		end	expenses to		expenses to		income (loss) to
end	Total	of period	average net		average net		average net
of period	return(b)	(in 000’s)	assets		assets		assets

$1.00	0.01%	$11,072,854	0.20	%(d)	0.23	%(d)	0.01	%(d)
1.00	0.01	112,547	0.21	(d)	0.26	(d)	—	(d)(e)
1.00	0.01	221,372	0.21	(d)	0.33	(d)	—	(d)(e)
1.00	0.01	76,410	0.21	(d)	0.38	(d)	—	(d)(e)
1.00	0.01	514,066	0.21	(d)	0.48	(d)	—	(d)(e)
1.00	0.01	1,441,991	0.21	(d)	0.58	(d)	—	(d)(e)
1.00	0.01	667,450	0.21	(d)	0.73	(d)	—	(d)(e)
1.00	0.01	1	0.21	(d)	0.88	(d)	—	(d)(e)
1.00	0.01	197,823	0.21	(d)	1.03	(d)	—	(d)(e)

1.00	0.05	12,958,372	0.20		0.23		0.03
1.00	0.02	105,245	0.22		0.25		0.01
1.00	0.01	285,291	0.24		0.33		(0.01)
1.00	0.01	72,407	0.24		0.37		(0.01)
1.00	0.01	579,217	0.25		0.48		(0.01)
1.00	0.01	1,479,302	0.24	(d)	0.58	(d)	0.01	(d)
1.00	0.01	774,348	0.24		0.73		(0.01)
1.00	0.01	1	0.20	(d)	0.73	(d)	0.06	(d)
1.00	0.01	210,167	0.24	(d)	1.03	(d)	0.01	(d)

1.00	0.22	20,069,801	0.21	(d)	0.24	(d)	0.32	(d)
1.00	0.20	256,463	0.24	(d)	0.27	(d)	0.24	(d)
1.00	0.15	511,911	0.31	(d)	0.34	(d)	0.19	(d)
1.00	0.12	157,721	0.36	(d)	0.39	(d)	0.09	(d)
1.00	0.07	897,620	0.44	(d)	0.49	(d)	0.10	(d)
1.00	0.02	887,368	0.53	(d)	0.74	(d)	—	(d)(e)

1.00	2.48	31,185,150	0.21		0.24		2.34
1.00	2.45	89,863	0.24		0.27		2.29
1.00	2.38	491,371	0.31		0.34		2.32
1.00	2.33	36,379	0.36		0.39		1.99
1.00	2.22	1,470,423	0.46		0.49		2.01
1.00	1.97	1,331,954	0.71		0.74		1.88

1.00	5.07	15,074,711	0.20		0.23		4.92
1.00	5.04	1	0.23		0.26		4.91
1.00	4.97	315,256	0.30		0.33		4.80
1.00	4.91	7,941	0.35		0.38		4.77
1.00	4.81	586,405	0.45		0.48		4.71
1.00	4.55	946,214	0.70		0.73		4.42

1.00	4.87	8,565,756	0.20		0.23		4.77
1.00	4.84	1	0.23		0.26		4.60
1.00	4.77	132,530	0.30		0.33		4.66
1.00	4.72	3,613	0.35		0.38		4.62
1.00	4.61	754,867	0.45		0.48		4.54
1.00	4.35	778,820	0.70		0.73		4.27

The accompanying notes are an integral part of these financial statements.          85

FINANCIAL SQUARE GOVERNMENT FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

	Net asset			Distributions
	value,	Net		from net
	beginning	investment		investment
Year—Share Class	of period	income		income(a)

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2011-FST Shares	$1.00	$—	(c)	$—	(c)
2011-FST Select Shares	1.00	—	(c)	—	(c)
2011-FST Preferred Shares	1.00	—	(c)	—	(c)
2011-FST Capital Shares	1.00	—	(c)	—	(c)
2011-FST Administration Shares	1.00	—	(c)	—	(c)
2011-FST Premier Shares	1.00	—	(c)	—	(c)
2011-FST Service Shares	1.00	—	(c)	—	(c)
2011-FST Resource Shares	1.00	—	(c)	—	(c)
2011-FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2010-FST Shares	1.00	0.001		(0.001)
2010-FST Select Shares	1.00	0.001		(0.001)
2010-FST Preferred Shares	1.00	—	(c)	—	(c)
2010-FST Capital Shares	1.00	—	(c)	—	(c)
2010-FST Administration Shares	1.00	—	(c)	—	(c)
2010-FST Premier Shares (Commenced on May 14, 2010)	1.00	—	(c)	—	(c)
2010-FST Service Shares	1.00	—	(c)	—	(c)
2010-FST Resource Shares (Commenced on May 14, 2010)	1.00	—	(c)	—	(c)
2010-FST Cash Management Shares (Commenced on May 14, 2010)	1.00	—	(c)	—	(c)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,
2009-FST Shares	1.00	0.003	(e)	(0.003	)(e)
2009-FST Select Shares	1.00	0.003	(e)	(0.003	)(e)
2009-FST Preferred Shares	1.00	0.002	(e)	(0.002	)(e)
2009-FST Capital Shares	1.00	0.002	(e)	(0.002	)(e)
2009-FST Administration Shares	1.00	0.001	(e)	(0.001	)(e)
2009-FST Service Shares	1.00	0.001	(e)	(0.001	)(e)

FOR THE FISCAL YEARS ENDED DECEMBER 31,
2008-FST Shares	1.00	0.025	(e)	(0.025	)(e)
2008-FST Select Shares	1.00	0.025	(e)	(0.025	)(e)
2008-FST Preferred Shares	1.00	0.024	(e)	(0.024	)(e)
2008-FST Capital Shares	1.00	0.023	(e)	(0.023	)(e)
2008-FST Administration Shares	1.00	0.022	(e)	(0.022	)(e)
2008-FST Service Shares	1.00	0.020	(e)	(0.020	)(e)

2007-FST Shares	1.00	0.050		(0.050)
2007-FST Select Shares	1.00	0.050		(0.050)
2007-FST Preferred Shares	1.00	0.049		(0.049)
2007-FST Capital Shares	1.00	0.049		(0.049)
2007-FST Administration Shares	1.00	0.047		(0.047)
2007-FST Service Shares	1.00	0.045		(0.045)

2006-FST Shares	1.00	0.049		(0.049)
2006-FST Select Shares	1.00	0.048		(0.048)
2006-FST Preferred Shares	1.00	0.047		(0.047)
2006-FST Capital Shares	1.00	0.047		(0.047)
2006-FST Administration Shares	1.00	0.046		(0.046)
2006-FST Service Shares	1.00	0.043		(0.043)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Annualized.
(e)	Net investment income and distributions from net investment income contain $0.0005, $(0.0005), $0.001 and $(0.001) of net realized capital gains and distributions from net realized gains for the period ended August 31, 2009 and the fiscal year ended December 31, 2008, respectively.

86          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

							Ratio of net
Net asset		Net assets	Ratio of net		Ratio of total		investment
value,		end	expenses to		expenses to		income (loss) to
end	Total	of period	average net		average net		average net
of period	return(b)	(in 000’s)	assets		assets		assets

$1.00	0.04%	$30,472,115	0.18	%(d)	0.23	%(d)	0.07	%(d)
1.00	0.02	1,006,923	0.21	(d)	0.26	(d)	0.04	(d)
1.00	0.01	1,157,437	0.24	(d)	0.33	(d)	0.01	(d)
1.00	0.01	557,788	0.24	(d)	0.38	(d)	0.01	(d)
1.00	0.01	2,156,941	0.24	(d)	0.48	(d)	0.01	(d)
1.00	0.01	1	0.18	(d)	0.58	(d)	0.23	(d)
1.00	0.01	544,251	0.24	(d)	0.73	(d)	0.01	(d)
1.00	0.01	1	0.18	(d)	0.88	(d)	0.23	(d)
1.00	0.01	1	0.18	(d)	1.03	(d)	(0.23	)(d)

1.00	0.08	26,136,102	0.18		0.23		0.06
1.00	0.05	1,225,360	0.21		0.26		0.03
1.00	0.02	783,466	0.25		0.33		(0.01)
1.00	0.01	859,594	0.25		0.38		(0.01)
1.00	0.01	2,397,534	0.25		0.48		(0.02)
1.00	0.01	1	0.18	(d)	0.58	(d)	0.25	(d)
1.00	0.01	377,138	0.25		0.73		(0.02)
1.00	0.01	1	0.18	(d)	0.73	(d)	0.25	(d)
1.00	0.01	1	0.30	(d)	1.03	(d)	0.18	(d)

1.00	0.29	51,896,720	0.19	(d)	0.24	(d)	0.35	(d)
1.00	0.27	2,218,312	0.22	(d)	0.27	(d)	0.30	(d)
1.00	0.22	873,242	0.29	(d)	0.34	(d)	0.26	(d)
1.00	0.19	1,022,472	0.34	(d)	0.39	(d)	0.23	(d)
1.00	0.13	3,217,353	0.43	(d)	0.49	(d)	0.13	(d)
1.00	0.05	505,564	0.58	(d)	0.74	(d)	(0.01	)(d)

1.00	2.51	48,835,964	0.19		0.24		2.17
1.00	2.48	1,222,242	0.22		0.27		2.24
1.00	2.41	1,022,324	0.29		0.34		2.28
1.00	2.36	1,256,106	0.34		0.39		2.15
1.00	2.25	3,995,979	0.44		0.49		2.06
1.00	2.00	676,581	0.69		0.74		1.85

1.00	5.13	9,944,020	0.18		0.24		4.88
1.00	5.10	438,264	0.21		0.27		4.79
1.00	5.03	666,779	0.28		0.34		4.87
1.00	4.97	354,687	0.33		0.39		4.69
1.00	4.87	1,886,834	0.43		0.49		4.72
1.00	4.61	407,134	0.68		0.74		4.52

1.00	4.95	3,117,679	0.18		0.24		4.89
1.00	4.92	82,500	0.21		0.27		4.83
1.00	4.85	384,397	0.28		0.34		4.74
1.00	4.80	153,254	0.33		0.39		4.71
1.00	4.69	1,150,955	0.43		0.49		4.60
1.00	4.43	374,543	0.68		0.74		4.38

The accompanying notes are an integral part of these financial statements.          87

FINANCIAL SQUARE MONEY MARKET FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

	Net asset			Distributions
	value,	Net		from net
	beginning	investment		investment
Year—Share Class	of period	income		income(a)

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2011-FST Shares	$1.00	$0.001		$(0.001)
2011-FST Select Shares	1.00	0.001		(0.001)
2011-FST Preferred Shares	1.00	—	(c)	—	(c)
2011-FST Capital Shares	1.00	—	(c)	—	(c)
2011-FST Administration Shares	1.00	—	(c)	—	(c)
2011-FST Premier Shares	1.00	—	(c)	—	(c)
2011-FST Service Shares	1.00	—	(c)	—	(c)
2011-FST Resource Shares	1.00	—	(c)	—	(c)
2011-FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEAR ENDED AUGUST 31,
2010-FST Shares	1.00	0.001		(0.001)
2010-FST Select Shares	1.00	0.001		(0.001)
2010-FST Preferred Shares	1.00	—	(c)	—	(c)
2010-FST Capital Shares	1.00	—	(c)	—	(c)
2010-FST Administration Shares	1.00	—	(c)	—	(c)
2010-FST Premier Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010-FST Service Shares	1.00	—	(c)	—	(c)
2010-FST Resource Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010-FST Cash Management Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,
2009-FST Shares	1.00	0.004	(f)	(0.004	)(f)
2009-FST Select Shares	1.00	0.004	(f)	(0.004	)(f)
2009-FST Preferred Shares	1.00	0.003	(f)	(0.003	)(f)
2009-FST Capital Shares	1.00	0.003	(f)	(0.003	)(f)
2009-FST Administration Shares	1.00	0.002	(f)	(0.002	)(f)
2009-FST Service Shares	1.00	0.001	(f)	(0.001	)(f)

FOR THE FISCAL YEARS ENDED DECEMBER 31,
2008-FST Shares	1.00	0.027		(0.027)
2008-FST Select Shares	1.00	0.026		(0.026)
2008-FST Preferred Shares	1.00	0.026		(0.026)
2008-FST Capital Shares	1.00	0.025		(0.025)
2008-FST Administration Shares	1.00	0.024		(0.024)
2008-FST Service Shares	1.00	0.022		(0.022)

2007-FST Shares	1.00	0.051		(0.051)
2007-FST Select Shares	1.00	0.051		(0.051)
2007-FST Preferred Shares	1.00	0.050		(0.050)
2007-FST Capital Shares	1.00	0.050		(0.050)
2007-FST Administration Shares	1.00	0.049		(0.049)
2007-FST Service Shares	1.00	0.046		(0.046)

2006-FST Shares	1.00	0.049		(0.049)
2006-FST Select Shares	1.00	0.049		(0.049)
2006-FST Preferred Shares	1.00	0.048		(0.048)
2006-FST Capital Shares	1.00	0.047		(0.047)
2006-FST Administration Shares	1.00	0.046		(0.046)
2006-FST Service Shares	1.00	0.044		(0.044)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Annualized.
(e)	Amount is less than 0.005% of average net assets.
(f)	Net investment income and distributions from net investment income contain $0.0001 and $(0.0001) of net realized gains and distributions from net realized gains for the period ended August 31, 2009.

88          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

							Ratio of net
Net asset		Net assets	Ratio of net		Ratio of total		investment
value,		end	expenses to		expenses to		income (loss) to
end	Total	of period	average net		average net		average net
of period	return(b)	(in 000’s)	assets		assets		assets

$1.00	0.08%	$18,215,166	0.18	%(d)	0.23	%(d)	0.16	%(d)
1.00	0.07	114,362	0.21	(d)	0.26	(d)	0.14	(d)
1.00	0.03	110,188	0.28	(d)	0.33	(d)	0.06	(d)
1.00	0.01	86,256	0.32	(d)	0.38	(d)	0.02	(d)
1.00	0.01	666,697	0.34	(d)	0.48	(d)	0.01	(d)
1.00	0.01	1	0.30	(d)	0.58	(d)	0.18	(d)
1.00	0.01	176,812	0.34	(d)	0.73	(d)	0.01	(d)
1.00	0.01	1	0.38	(d)	0.88	(d)	0.30	(d)
1.00	0.01	1	0.61	(d)	1.03	(d)	(0.36	)(d)

1.00	0.13	15,510,366	0.18		0.23		0.10
1.00	0.10	368,196	0.21		0.26		0.11
1.00	0.04	97,072	0.27		0.33		0.03
1.00	0.02	81,640	0.29		0.38		—	(e)
1.00	0.01	780,326	0.30		0.48		(0.01)
1.00	0.01	1	0.40	(d)	0.58	(d)	0.01	(d)
1.00	0.01	173,360	0.29		0.73		(0.02)
1.00	0.01	1	0.18	(d)	0.73	(d)	0.31	(d)
1.00	0.01	1	0.48	(d)	0.97	(d)	(0.22	)(d)

1.00	0.38	21,878,982	0.21	(d)	0.26	(d)	0.55	(d)
1.00	0.36	42,778	0.24	(d)	0.29	(d)	0.60	(d)
1.00	0.32	87,673	0.31	(d)	0.36	(d)	0.46	(d)
1.00	0.28	76,008	0.36	(d)	0.41	(d)	0.38	(d)
1.00	0.22	1,415,175	0.45	(d)	0.51	(d)	0.23	(d)
1.00	0.11	472,480	0.62	(d)	0.76	(d)	0.15	(d)

1.00	2.70	18,340,321	0.19		0.24		2.74
1.00	2.67	54,085	0.22		0.27		2.80
1.00	2.60	87,841	0.29		0.34		2.75
1.00	2.54	50,112	0.34		0.39		2.59
1.00	2.44	684,773	0.44		0.49		2.51
1.00	2.19	559,707	0.69		0.74		2.24

1.00	5.26	22,000,123	0.18		0.23		5.12
1.00	5.23	82,832	0.21		0.26		5.14
1.00	5.15	161,635	0.28		0.33		5.02
1.00	5.10	54,022	0.33		0.38		4.92
1.00	5.00	1,175,106	0.43		0.48		4.87
1.00	4.74	648,195	0.68		0.73		4.63

1.00	4.99	13,911,751	0.18		0.23		4.92
1.00	4.96	28,066	0.21		0.26		4.87
1.00	4.89	97,638	0.28		0.33		4.80
1.00	4.84	13,006	0.33		0.38		4.69
1.00	4.73	616,511	0.43		0.48		4.65
1.00	4.47	486,455	0.68		0.73		4.42

The accompanying notes are an integral part of these financial statements.          89

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

	Net asset			Distributions
	value,	Net		from net
	beginning	investment		investment
Year—Share Class	of period	income		income(a)

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2011-FST Shares	$1.00	$0.001		$(0.001)
2011-FST Select Shares	1.00	0.001		(0.001)
2011-FST Preferred Shares	1.00	—	(c)	— (c)
2011-FST Capital Shares	1.00	—	(c)	— (c)
2011-FST Administration Shares	1.00	—	(c)	— (c)
2011-FST Premier Shares	1.00	—	(c)	— (c)
2011-FST Service Shares	1.00	—	(c)	— (c)
2011-FST Class B Shares	1.00	—	(c)	— (c)
2011-FST Class C Shares	1.00	—	(c)	— (c)
2011-FST Resource Shares	1.00	—	(c)	— (c)
2011-FST Cash Management Shares	1.00	—	(c)	— (c)

FOR THE FISCAL YEAR ENDED AUGUST 31,
2010-FST Shares	1.00	0.001		(0.001)
2010-FST Select Shares	1.00	0.001		(0.001)
2010-FST Preferred Shares	1.00	—	(c)	— (c)
2010-FST Capital Shares	1.00	—	(c)	— (c)
2010-FST Administration Shares	1.00	—	(c)	— (c)
2010-FST Premier Shares (Commenced May 14, 2010)	1.00	—	(c)	— (c)
2010-FST Service Shares	1.00	—	(c)	— (c)
2010-FST Class B Shares (Commenced May 14, 2010)	1.00	—	(c)	— (c)
2010-FST Class C Shares (Commenced May 14, 2010)	1.00	—	(c)	— (c)
2010-FST Resource Shares (Commenced May 14, 2010)	1.00	—	(c)	— (c)
2010-FST Cash Management Shares (Commenced May 14, 2010)	1.00	—	(c)	— (c)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,
2009-FST Shares	1.00	0.003		(0.003)
2009-FST Select Shares	1.00	0.003		(0.003)
2009-FST Preferred Shares	1.00	0.003		(0.003)
2009-FST Capital Shares	1.00	0.002		(0.002)
2009-FST Administration Shares	1.00	0.002		(0.002)
2009-FST Service Shares	1.00	0.001		(0.001)

FOR THE FISCAL YEARS ENDED DECEMBER 31,
2008-FST Shares	1.00	0.026	(e)	(0.026)
2008-FST Select Shares	1.00	0.026	(e)	(0.026)
2008-FST Preferred Shares	1.00	0.025	(e)	(0.025)
2008-FST Capital Shares	1.00	0.025	(e)	(0.025)
2008-FST Administration Shares	1.00	0.024	(e)	(0.024)
2008-FST Service Shares	1.00	0.021	(e)	(0.021)

2007-FST Shares	1.00	0.052		(0.052)
2007-FST Select Shares	1.00	0.051		(0.051)
2007-FST Preferred Shares	1.00	0.051		(0.051)
2007-FST Capital Shares	1.00	0.050		(0.050)
2007-FST Administration Shares	1.00	0.049		(0.049)
2007-FST Service Shares	1.00	0.047		(0.047)

2006-FST Shares	1.00	0.049		(0.049)
2006-FST Select Shares	1.00	0.049		(0.049)
2006-FST Preferred Shares	1.00	0.048		(0.048)
2006-FST Capital Shares	1.00	0.047		(0.047)
2006-FST Administration Shares	1.00	0.046		(0.046)
2006-FST Service Shares	1.00	0.044		(0.044)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Annualized.
(e)	Reflects an increase of $0.002 per share and 0.22%, as a result of a voluntary and irrevocable capital infusion by Goldman Sachs.

90          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

								Ratio of net
Net asset			Net assets	Ratio of net		Ratio of total		investment
value,			end	expenses to		expenses to		income (loss) to
end	Total		of period	average net		average net		average net
of period	return(b)		(in 000’s)	assets		assets		assets

$1.00	0.07%		$17,272,861	0.18	%(d)	0.23	%(d)	0.13	%(d)
1.00	0.05		143,250	0.21	(d)	0.26	(d)	0.10	(d)
1.00	0.02		473,547	0.28	(d)	0.33	(d)	0.04	(d)
1.00	0.01		331,564	0.30	(d)	0.38	(d)	0.01	(d)
1.00	0.01		2,865,820	0.30	(d)	0.48	(d)	0.01	(d)
1.00	0.01		1	0.19	(d)	0.58	(d)	0.28	(d)
1.00	0.01		771,746	0.30	(d)	0.73	(d)	0.01	(d)
1.00	0.01		6,931	0.30	(d)	1.23	(d)	0.01	(d)
1.00	0.01		27,294	0.30	(d)	1.23	(d)	0.01	(d)
1.00	0.01		143,291	0.30	(d)	0.88	(d)	0.01	(d)
1.00	0.01		1	0.37	(d)	1.03	(d)	(0.25	)(d)

1.00	0.12		22,977,394	0.18		0.23		0.10
1.00	0.09		106,849	0.21		0.26		0.06
1.00	0.04		350,484	0.26		0.33		0.01
1.00	0.02		325,649	0.28		0.38		(0.01)
1.00	0.01		3,194,694	0.29		0.48		(0.01)
1.00	0.01		1	0.34	(d)	0.58	(d)	0.11	(d)
1.00	0.01		757,826	0.29		0.73		(0.01)
1.00	0.01		7,827	0.36	(d)	1.23	(d)	0.02	(d)
1.00	0.01		29,973	0.36	(d)	1.23	(d)	0.01	(d)
1.00	0.01		134,763	0.35	(d)	0.73	(d)	0.01	(d)
1.00	0.01		1	0.36	(d)	1.03	(d)	(0.37	)(d)

1.00	0.32		30,756,777	0.23	(d)	0.28	(d)	0.47	(d)
1.00	0.30		99,249	0.26	(d)	0.31	(d)	0.48	(d)
1.00	0.25		1,226,201	0.33	(d)	0.38	(d)	0.40	(d)
1.00	0.22		568,066	0.38	(d)	0.43	(d)	0.37	(d)
1.00	0.16		3,986,524	0.47	(d)	0.53	(d)	0.24	(d)
1.00	0.06		873,287	0.63	(d)	0.78	(d)	0.12	(d)

1.00	2.64	(d)	25,218,329	0.19		0.24		2.72
1.00	2.61	(d)	95,807	0.22		0.27		2.77
1.00	2.54	(d)	1,385,336	0.29		0.34		2.55
1.00	2.49	(d)	777,173	0.34		0.39		2.48
1.00	2.39	(d)	4,060,108	0.44		0.49		2.45
1.00	2.13	(d)	1,398,311	0.69		0.74		2.19

1.00	5.28		36,224,153	0.18		0.23		5.13
1.00	5.24		267,150	0.21		0.26		5.13
1.00	5.17		1,154,660	0.28		0.33		5.05
1.00	5.12		787,305	0.33		0.38		5.00
1.00	5.01		5,865,430	0.43		0.48		4.90
1.00	4.75		2,097,006	0.68		0.73		4.65

1.00	4.99		18,138,487	0.18		0.23		4.88
1.00	4.96		290,680	0.21		0.26		4.94
1.00	4.89		1,772,244	0.28		0.33		4.79
1.00	4.83		588,310	0.33		0.38		4.78
1.00	4.73		4,610,331	0.43		0.48		4.64
1.00	4.47		1,679,837	0.68		0.73		4.41

The accompanying notes are an integral part of these financial statements.          91

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

	Net asset			Distributions
	value,	Net		from net
	beginning	investment		investment
Year—Share Class	of period	income		income(a)

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2011-FST Shares	$1.00	$—	(c)	$—	(c)
2011-FST Administration Shares	1.00	—	(c)	—	(c)
2011-FST Service Shares	1.00	—	(c)	—	(c)
2011-FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEAR ENDED AUGUST 31,
2010-FST Shares	1.00	—	(c)	—	(c)
2010-FST Administration Shares	1.00	—	(c)	—	(c)
2010-FST Service Shares	1.00	—	(c)	—	(c)
2010-FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE PERIOD JANUARY 1, TO AUGUST 31*,
2009-FST Shares	1.00	—	(c)	—	(c)
2009-FST Administration Shares	1.00	—	(c)	—	(c)
2009-FST Service Shares	1.00	—	(c)	—	(c)
2009-FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED DECEMBER 31,
2008-FST Shares	1.00	0.016		(0.016	)(e)
2008-FST Administration Shares	1.00	0.014		(0.014	)(e)
2008-FST Service Shares	1.00	0.012		(0.012	)(e)
2008-FST Cash Management Shares	1.00	0.011		(0.011	)(e)

2007-FST Shares	1.00	0.031		(0.031	)(e)
2007-FST Administration Shares	1.00	0.030		(0.030	)(e)
2007-FST Service Shares	1.00	0.027		(0.027	)(e)
2007-FST Cash Management Shares	1.00	0.026		(0.026	)(e)

2006-FST Shares	1.00	0.029		(0.029	)(e)
2006-FST Administration Shares	1.00	0.028		(0.028	)(e)
2006-FST Service Shares	1.00	0.026		(0.026	)(e)
2006-FST Cash Management Shares	1.00	0.023		(0.023	)(e)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Annualized.
(e)	Amount includes $0.00021, $0.00007 and $0.00028 of distributions from net realized gains for the fiscal years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively.

92          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

							Ratio of net
Net asset		Net assets	Ratio of net		Ratio of total		investment
value,		end	expenses to		expenses to		income (loss) to
end	Total	of period	average net		average net		average net
of period	return(b)	(in 000’s)	assets		assets		assets

$1.00	0.01%	$90,557	0.29	%(d)	0.50	%(d)	0.01	%(d)
1.00	0.01	163,043	0.29	(d)	0.65	(d)	0.01	(d)
1.00	0.01	2	0.29	(d)	0.90	(d)	0.05	(d)
1.00	0.01	1	0.29	(d)	1.50	(d)	(0.07	)(d)

1.00	0.01	83,316	0.30		0.46		0.01
1.00	0.01	160,396	0.30		0.61		0.01
1.00	0.01	2	0.30		0.86		0.04
1.00	0.01	1	0.30		0.96		(0.08)

1.00	0.04	67,911	0.44	(d)	0.49	(d)	0.06	(d)
1.00	0.01	244,701	0.49	(d)	0.64	(d)	0.01	(d)
1.00	0.01	2	0.52	(d)	0.89	(d)	0.01	(d)
1.00	0.01	1	0.52	(d)	1.49	(d)	(0.09	)(d)

1.00	1.60	147,340	0.44		0.46		1.56
1.00	1.45	499,754	0.59		0.61		1.42
1.00	1.21	445	0.82		0.86		0.72
1.00	1.05	1	0.84		1.46		1.18

1.00	3.20	176,449	0.43		0.44		3.14
1.00	3.05	494,463	0.58		0.59		2.99
1.00	2.79	2	0.83		0.84		2.73
1.00	2.62	1	1.00		1.44		2.64

1.00	3.03	130,302	0.43		0.44		2.90
1.00	2.87	420,875	0.58		0.59		2.82
1.00	2.62	2	0.83		0.84		2.56
1.00	2.44	10	1.00		1.44		2.35

The accompanying notes are an integral part of these financial statements.          93

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

	Net asset			Distributions
	value,	Net		from net
	beginning	investment		investment
Year—Share Class	of period	income		income(a)

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2011-FST Shares	$1.00	$—	(c)	$—	(c)
2011-FST Administration Shares	1.00	—	(c)	—	(c)
2011-FST Service Shares	1.00	—	(c)	—	(c)
2011-FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEAR ENDED AUGUST 31,
2010-FST Shares	1.00	—	(c)	—	(c)
2010-FST Administration Shares	1.00	—	(c)	—	(c)
2010-FST Service Shares	1.00	—	(c)	—	(c)
2010-FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,
2009-FST Shares	1.00	—	(c)	—	(c)
2009-FST Administration Shares	1.00	—	(c)	—	(c)
2009-FST Service Shares	1.00	—	(c)	—	(c)
2009-FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED DECEMBER 31,
2008-FST Shares	1.00	0.017		(0.017	)(e)
2008-FST Administration Shares	1.00	0.015		(0.015	)(e)
2008-FST Service Shares	1.00	0.013		(0.013	)(e)
2008-FST Cash Management Shares	1.00	0.011		(0.011	)(e)

2007-FST Shares	1.00	0.032		(0.032	)(e)
2007-FST Administration Shares	1.00	0.030		(0.030	)(e)
2007-FST Service Shares	1.00	0.028		(0.028	)(e)
2007-FST Cash Management Shares	1.00	0.026		(0.026	)(e)

2006-FST Shares	1.00	0.030		(0.030	)(e)
2006-FST Administration Shares	1.00	0.029		(0.029	)(e)
2006-FST Service Shares	1.00	0.027		(0.027	)(e)
2006-FST Cash Management Shares	1.00	0.023		(0.023	)(e)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Annualized.
(e)	Amount includes $0.0003, $0.00005 and $0.00008 of distributions from net realized gains for the fiscal years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively.

94          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

							Ratio of net
Net asset		Net assets	Ratio of net		Ratio of total		investment
value,		end	expenses to		expenses to		income (loss) to
end	Total	of period	average net		average net		average net
of period	return(b)	(in 000’s)	assets		assets		assets

$1.00	0.03%	$36,488	0.27	%(d)	0.58	%(d)	0.01	%(d)
1.00	0.03	127,803	0.27	(d)	0.73	(d)	0.01	(d)
1.00	0.03	1	0.27	(d)	0.98	(d)	0.20	(d)
1.00	0.03	1	0.27	(d)	1.58	(d)	(0.14	)(d)

1.00	0.03	49,859	0.30		0.46		0.01
1.00	0.03	127,395	0.30		0.61		0.01
1.00	0.03	1	0.30		0.86		0.01
1.00	0.03	1	0.30		0.96		(0.03)

1.00	0.04	50,211	0.42	(d)	0.49	(d)	0.07	(d)
1.00	0.01	243,215	0.47	(d)	0.64	(d)	0.02	(d)
1.00	0.01	76	0.47	(d)	0.89	(d)	0.02	(d)
1.00	0.01	1	0.48	(d)	1.49	(d)	0.02	(d)

1.00	1.70	76,958	0.44		0.47		1.67
1.00	1.55	418,830	0.59		0.62		1.48
1.00	1.30	76	0.84		0.87		1.41
1.00	1.14	1	0.90		1.47		1.11

1.00	3.24	56,353	0.43		0.46		3.20
1.00	3.09	253,295	0.58		0.61		3.04
1.00	2.83	468	0.83		0.86		2.79
1.00	2.66	1	1.00		1.46		2.65

1.00	3.04	36,521	0.43		0.45		2.92
1.00	2.89	331,793	0.58		0.60		2.86
1.00	2.63	456	0.83		0.85		2.67
1.00	2.46	1,507	1.00		1.45		2.33

The accompanying notes are an integral part of these financial statements.          95

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

	Net asset			Distributions
	value,	Net		from net
	beginning	investment		investment
Year—Share Class	of period	income		income(a)

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2011-FST Shares	$1.00	$0.001		$(0.001)
2011-FST Select Shares	1.00	0.001		(0.001)
2011-FST Preferred Shares	1.00	—	(c)	—	(c)
2011-FST Capital Shares	1.00	—	(c)	—	(c)
2011-FST Administration Shares	1.00	—	(c)	—	(c)
2011-FST Premier Shares	1.00	—	(c)	—	(c)
2011-FST Service Shares	1.00	—	(c)	—	(c)
2011-FST Resource Shares	1.00	—	(c)	—	(c)
2011-FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEAR ENDED AUGUST 31,
2010-FST Shares	1.00	0.002		(0.002)
2010-FST Select Shares	1.00	0.001		(0.001)
2010-FST Preferred Shares	1.00	0.001		(0.001)
2010-FST Capital Shares	1.00	—	(c)	—	(c)
2010-FST Administration Shares	1.00	—	(c)	—	(c)
2010-FST Premier Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010-FST Service Shares	1.00	—	(c)	—	(c)
2010-FST Resource Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010-FST Cash Management Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,
2009-FST Shares	1.00	0.003		(0.003)
2009-FST Select Shares	1.00	0.002		(0.002)
2009-FST Preferred Shares	1.00	0.002		(0.002)
2009-FST Capital Shares	1.00	0.002		(0.002)
2009-FST Administration Shares	1.00	0.001		(0.001)
2009-FST Service Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED DECEMBER 31,
2008-FST Shares	1.00	0.020		(0.020	)(e)
2008-FST Select Shares	1.00	0.020		(0.020	)(e)
2008-FST Preferred Shares	1.00	0.019		(0.019	)(e)
2008-FST Capital Shares	1.00	0.018		(0.018	)(e)
2008-FST Administration Shares	1.00	0.017		(0.017	)(e)
2008-FST Service Shares	1.00	0.015		(0.015	)(e)

2007-FST Shares	1.00	0.035		(0.035	)(e)
2007-FST Select Shares	1.00	0.035		(0.035	)(e)
2007-FST Preferred Shares	1.00	0.034		(0.034	)(e)
2007-FST Capital Shares	1.00	0.033		(0.033	)(e)
2007-FST Administration Shares	1.00	0.032		(0.032	)(e)
2007-FST Service Shares	1.00	0.030		(0.030	)(e)

2006-FST Shares	1.00	0.033		(0.033	)(e)
2006-FST Select Shares	1.00	0.032		(0.032	)(e)
2006-FST Preferred Shares	1.00	0.032		(0.032	)(e)
2006-FST Capital Shares	1.00	0.031		(0.031	)(e)
2006-FST Administration Shares	1.00	0.030		(0.030	)(e)
2006-FST Service Shares	1.00	0.028		(0.028	)(e)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Annualized.
(e)	Amount includes $0.0001, $0.0008 and $0.00004 of distributions from net realized gains for the fiscal years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively.

96          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

							Ratio of net
Net asset		Net assets	Ratio of net		Ratio of total		investment
value,		end	expenses to		expenses to		income to
end	Total	of period	average net		average net		average net
of period	return(b)	(in 000’s)	assets		assets		assets

$1.00	0.07%	$9,949,318	0.18	%(d)	0.23	%(d)	0.13	%(d)
1.00	0.06	65,319	0.21	(d)	0.26	(d)	0.10	(d)
1.00	0.02	26,669	0.28	(d)	0.33	(d)	0.03	(d)
1.00	0.01	10,051	0.30	(d)	0.38	(d)	0.01	(d)
1.00	0.01	277,682	0.30	(d)	0.48	(d)	0.01	(d)
1.00	0.01	592,803	0.30	(d)	0.58	(d)	0.01	(d)
1.00	0.01	30,026	0.30	(d)	0.73	(d)	0.01	(d)
1.00	0.01	15,366	0.30	(d)	0.88	(d)	0.01	(d)
1.00	0.01	1	0.39	(d)	1.03	(d)	(0.10	)(d)

1.00	0.15	8,900,260	0.18		0.23		0.14
1.00	0.12	51,856	0.21		0.26		0.11
1.00	0.06	42,240	0.28		0.33		0.04
1.00	0.03	10,406	0.30		0.37		0.02
1.00	0.02	315,835	0.33		0.48		0.01
1.00	0.01	544,328	0.30	(d)	0.57	(d)	0.01	(d)
1.00	0.02	44,690	0.31		0.73		0.01
1.00	0.01	14,282	0.32	(d)	0.73	(d)	0.01	(d)
1.00	0.01	1	0.40	(d)	1.02	(d)	0.04	(d)

1.00	0.25	9,416,370	0.21	(d)	0.26	(d)	0.37	(d)
1.00	0.23	85,670	0.24	(d)	0.29	(d)	0.33	(d)
1.00	0.18	45,223	0.31	(d)	0.36	(d)	0.30	(d)
1.00	0.15	162,752	0.36	(d)	0.41	(d)	0.24	(d)
1.00	0.09	308,305	0.45	(d)	0.51	(d)	0.14	(d)
1.00	0.01	71,451	0.61	(d)	0.76	(d)	0.03	(d)

1.00	2.00	9,657,508	0.18		0.24		1.95
1.00	1.97	40,707	0.21		0.27		1.98
1.00	1.89	82,211	0.28		0.34		1.87
1.00	1.84	294,058	0.33		0.39		1.84
1.00	1.74	362,529	0.43		0.49		1.73
1.00	1.49	280,303	0.68		0.74		1.52

1.00	3.56	9,069,558	0.18		0.23		3.49
1.00	3.53	71,395	0.21		0.26		3.47
1.00	3.46	220,538	0.28		0.33		3.37
1.00	3.41	317,742	0.33		0.38		3.30
1.00	3.30	757,798	0.43		0.48		3.23
1.00	3.05	332,251	0.68		0.73		2.98

1.00	3.32	6,243,612	0.18		0.23		3.25
1.00	3.29	101,244	0.21		0.26		3.21
1.00	3.22	326,624	0.28		0.33		3.19
1.00	3.17	423,215	0.33		0.38		3.12
1.00	3.07	323,201	0.43		0.48		3.01
1.00	2.81	172,468	0.68		0.73		2.77

The accompanying notes are an integral part of these financial statements.          97

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

	Net asset			Distributions
	value,	Net		from net
	beginning	investment		investment
Year—Share Class	of period	income		income(a)

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2011-FST Shares	$1.00	$—	(c)	$—	(c)
2011-FST Select Shares	1.00	—	(c)	—	(c)
2011-FST Preferred Shares	1.00	—	(c)	—	(c)
2011-FST Capital Shares	1.00	—	(c)	—	(c)
2011-FST Administration Shares	1.00	—	(c)	—	(c)
2011-FST Premier Shares	1.00	—	(c)	—	(c)
2011-FST Service Shares	1.00	—	(c)	—	(c)
2011-FST Resource Shares	1.00	—	(c)	—	(c)
2011-FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEAR ENDED AUGUST 31,
2010-FST Shares	1.00	—	(c)	—	(c)
2010-FST Select Shares	1.00	—	(c)	—	(c)
2010-FST Preferred Shares	1.00	—	(c)	—	(c)
2010-FST Capital Shares	1.00	—	(c)	—	(c)
2010-FST Administration Shares	1.00	—	(c)	—	(c)
2010-FST Premier Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010-FST Service Shares	1.00	—	(c)	—	(c)
2010-FST Resource Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010-FST Cash Management Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,
2009-FST Shares	1.00	0.001	(f)	(0.001	)(f)
2009-FST Select Shares	1.00	0.001	(f)	(0.001	)(f)
2009-FST Preferred Shares	1.00	0.001	(f)	(0.001	)(f)
2009-FST Capital Shares	1.00	—	(c)(f)	—	(c)(f)
2009-FST Administration Shares	1.00	—	(c)(f)	—	(c)(f)
2009-FST Service Shares	1.00	—	(c)(f)	—	(c)(f)

FOR THE FISCAL YEARS ENDED DECEMBER 31,
2008-FST Shares	1.00	0.016	(f)	(0.016	)(f)
2008-FST Select Shares	1.00	0.015	(f)	(0.015	)(f)
2008-FST Preferred Shares	1.00	0.015	(f)	(0.015	)(f)
2008-FST Capital Shares	1.00	0.014	(f)	(0.014	)(f)
2008-FST Administration Shares	1.00	0.013	(f)	(0.013	)(f)
2008-FST Service Shares	1.00	0.011	(f)	(0.011	)(f)

2007-FST Shares	1.00	0.044	(f)	(0.044	)(f)
2007-FST Select Shares	1.00	0.043	(f)	(0.043	)(f)
2007-FST Preferred Shares	1.00	0.043	(f)	(0.043	)(f)
2007-FST Capital Shares	1.00	0.042	(f)	(0.042	)(f)
2007-FST Administration Shares	1.00	0.041	(f)	(0.041	)(f)
2007-FST Service Shares	1.00	0.039	(f)	(0.039	)(f)

2006-FST Shares	1.00	0.046		(0.046)
2006-FST Select Shares	1.00	0.045		(0.045)
2006-FST Preferred Shares	1.00	0.045		(0.045)
2006-FST Capital Shares	1.00	0.044		(0.044)
2006-FST Administration Shares	1.00	0.043		(0.043)
2006-FST Service Shares	1.00	0.041		(0.041)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Annualized.
(e)	Amount is less than 0.005% of average net assets.
(f)	Net investment income and distributions from net investment income contain $0.0008 and $(0.0008), $0.002 and $(0.002), and $0.001 and $(0.001) of net realized capital gains and distributions from net realized gains for the period ended August 31, 2009 and the fiscal years ended December 31, 2008 and December 31, 2007, respectively.

98          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

							Ratio of net
Net asset		Net assets	Ratio of net		Ratio of total		investment
value,		end	expenses to		expenses to		income (loss) to
end	Total	of period	average net		average net		average net
of period	return(b)	(in 000’s)	assets		assets		assets

$1.00	0.01%	$15,757,933	0.16	%(d)	0.23	%(d)	—	%(d)(e)
1.00	0.01	314,508	0.16	(d)	0.26	(d)	—	(d)(e)
1.00	0.01	266,366	0.16	(d)	0.33	(d)	—	(d)(e)
1.00	0.01	169,974	0.16	(d)	0.38	(d)	—	(d)(e)
1.00	0.01	1,169,302	0.16	(d)	0.48	(d)	—	(d)(e)
1.00	0.01	407,107	0.16	(d)	0.58	(d)	—	(d)(e)
1.00	0.01	267,820	0.16	(d)	0.73	(d)	—	(d)(e)
1.00	0.01	1	0.16	(d)	0.88	(d)	0.08	(d)
1.00	0.01	1	0.16	(d)	1.03	(d)	0.15	(d)

1.00	0.01	16,123,700	0.14		0.23		(0.01)
1.00	0.01	184,151	0.14		0.26		(0.02)
1.00	0.01	309,220	0.14		0.33		(0.02)
1.00	0.01	110,983	0.14		0.38		(0.01)
1.00	0.01	1,427,256	0.14		0.48		(0.02)
1.00	0.01	370,801	0.14	(d)	0.58	(d)	—	(d)(e)
1.00	0.01	297,319	0.14		0.73		(0.01)
1.00	0.01	1	0.14	(d)	0.58	(d)	—	(d)(e)
1.00	0.01	1	0.14	(d)	0.73	(d)	0.09	(d)

1.00	0.10	18,393,881	0.20	(d)	0.23	(d)	0.04	(d)
1.00	0.08	173,590	0.23	(d)	0.26	(d)	—	(d)(e)
1.00	0.05	321,168	0.27	(d)	0.33	(d)	(0.04	)(d)
1.00	0.03	65,817	0.30	(d)	0.38	(d)	(0.06	)(d)
1.00	0.02	1,476,015	0.34	(d)	0.48	(d)	(0.09	)(d)
1.00	0.01	234,595	0.35	(d)	0.73	(d)	(0.11	)(d)

1.00	1.57	32,591,735	0.21		0.24		1.05
1.00	1.54	135,437	0.24		0.27		1.01
1.00	1.47	356,612	0.31		0.34		1.15
1.00	1.42	173,751	0.36		0.39		0.64
1.00	1.32	3,083,313	0.46		0.49		0.97
1.00	1.09	612,105	0.69		0.74		0.84

1.00	4.46	9,282,486	0.20		0.24		3.91
1.00	4.43	29,548	0.23		0.27		4.24
1.00	4.36	219,365	0.30		0.34		4.07
1.00	4.31	20,939	0.35		0.39		4.16
1.00	4.20	1,552,156	0.45		0.49		3.89
1.00	3.94	658,252	0.70		0.74		3.51

1.00	4.66	1,907,998	0.20		0.24		4.60
1.00	4.63	33,599	0.23		0.27		4.82
1.00	4.55	161,504	0.30		0.34		4.48
1.00	4.50	17,946	0.35		0.39		4.45
1.00	4.40	869,388	0.45		0.49		4.37
1.00	4.14	218,354	0.70		0.74		4.05

The accompanying notes are an integral part of these financial statements.          99

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

	Net asset			Distributions
	value,	Net		from net
	beginning	investment		investment
Year—Share Class	of period	income		income(a)

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2011-FST Shares	$1.00	$—	(c)	$— (c)
2011-FST Select Shares	1.00	—	(c)	— (c)
2011-FST Preferred Shares	1.00	—	(c)	— (c)
2011-FST Capital Shares	1.00	—	(c)	— (c)
2011-FST Administration Shares	1.00	—	(c)	— (c)
2011-FST Premier Shares	1.00	—	(c)	— (c)
2011-FST Service Shares	1.00	—	(c)	— (c)
2011-FST Resource Shares	1.00	—	(c)	— (c)
2011-FST Cash Management Shares	1.00	—	(c)	— (c)

FOR THE FISCAL YEAR ENDED AUGUST 31,
2010-FST Shares	1.00	—	(c)	— (c)
2010-FST Select Shares	1.00	—	(c)	— (c)
2010-FST Preferred Shares	1.00	—	(c)	— (c)
2010-FST Capital Shares	1.00	—	(c)	— (c)
2010-FST Administration Shares	1.00	—	(c)	— (c)
2010-FST Premier Shares (Commenced May 14, 2010)	1.00	—	(c)	— (c)
2010-FST Service Shares	1.00	—	(c)	— (c)
2010-FST Resource Shares (Commenced May 14, 2010)	1.00	—	(c)	— (c)
2010-FST Cash Management Shares (Commenced May 14, 2010)	1.00	—	(c)	— (c)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,
2009-FST Shares	1.00	0.001		(0.001)
2009-FST Select Shares	1.00	0.001		(0.001)
2009-FST Preferred Shares	1.00	0.001		(0.001)
2009-FST Capital Shares	1.00	0.001		(0.001)
2009-FST Administration Shares	1.00	—	(c)	— (c)
2009-FST Service Shares	1.00	—	(c)	— (c)

FOR THE FISCAL YEARS ENDED DECEMBER 31,
2008-FST Shares	1.00	0.016		(0.016)
2008-FST Select Shares	1.00	0.016		(0.016)
2008-FST Preferred Shares	1.00	0.015		(0.015)
2008-FST Capital Shares	1.00	0.015		(0.015)
2008-FST Administration Shares	1.00	0.014		(0.014)
2008-FST Service Shares	1.00	0.012		(0.012)

2007-FST Shares	1.00	0.047		(0.047)
2007-FST Select Shares	1.00	0.047		(0.047)
2007-FST Preferred Shares	1.00	0.046		(0.046)
2007-FST Capital Shares	1.00	0.045		(0.045)
2007-FST Administration Shares	1.00	0.044		(0.044)
2007-FST Service Shares	1.00	0.042		(0.042)

2006-FST Shares	1.00	0.048		(0.048)
2006-FST Select Shares	1.00	0.047		(0.047)
2006-FST Preferred Shares	1.00	0.047		(0.047)
2006-FST Capital Shares	1.00	0.046		(0.046)
2006-FST Administration Shares	1.00	0.045		(0.045)
2006-FST Service Shares	1.00	0.043		(0.043)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Amount is less than 0.005% of average net assets.
(e)	Annualized.

100          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

							Ratio of net
Net asset		Net assets	Ratio of net		Ratio of total		investment
value,		end	expenses to		expenses to		income (loss) to
end	Total	of period	average net		average net		average net
of period	return(b)	(in 000’s)	assets		assets		assets

$1.00	0.01%	$8,418,529	0.19	%(e)	0.23	%(e)	0.02	%(e)
1.00	0.01	182,123	0.20	(e)	0.26	(e)	0.01	(e)
1.00	0.01	179,684	0.21	(e)	0.33	(e)	0.01	(e)
1.00	0.01	162,735	0.21	(e)	0.38	(e)	0.01	(e)
1.00	0.01	1,612,186	0.21	(e)	0.48	(e)	0.01	(e)
1.00	0.01	141,535	0.20	(e)	0.58	(e)	0.01	(e)
1.00	0.01	1,261,998	0.21	(e)	0.73	(e)	0.01	(e)
1.00	0.01	1	0.19	(e)	0.88	(e)	0.11	(e)
1.00	0.01	1	0.19	(e)	1.03	(e)	(0.09	)(e)

1.00	0.04	8,654,414	0.19		0.22		—	(d)
1.00	0.02	199,595	0.21		0.25		(0.03)
1.00	0.01	206,610	0.21		0.32		(0.03)
1.00	0.01	223,476	0.21		0.37		(0.02)
1.00	0.01	1,875,928	0.21		0.47		(0.02)
1.00	0.01	125,136	0.21	(e)	0.57	(e)	0.13	(e)
1.00	0.01	1,232,186	0.21		0.72		(0.02)
1.00	0.01	1	0.19	(e)	0.72	(e)	0.10	(e)
1.00	0.01	1	0.20	(e)	1.02	(e)	(0.04	)(e)

1.00	0.14	16,942,168	0.20	(e)	0.23	(e)	0.07	(e)
1.00	0.12	670,028	0.23	(e)	0.26	(e)	(0.01	)(e)
1.00	0.08	304,897	0.29	(e)	0.33	(e)	(0.02	)(e)
1.00	0.06	330,368	0.33	(e)	0.38	(e)	(0.05	)(e)
1.00	0.02	2,196,762	0.37	(e)	0.48	(e)	(0.10	)(e)
1.00	0.01	1,058,820	0.41	(e)	0.73	(e)	(0.12	)(e)

1.00	1.64	12,010,372	0.21		0.24		1.51
1.00	1.61	32,927	0.24		0.27		0.42
1.00	1.54	246,788	0.31		0.34		1.46
1.00	1.49	360,461	0.36		0.39		1.30
1.00	1.39	1,995,689	0.46		0.49		1.40
1.00	1.17	1,357,797	0.67		0.74		1.17

1.00	4.80	11,652,689	0.20		0.24		4.32
1.00	4.77	26	0.23		0.27		4.62
1.00	4.70	646,792	0.30		0.34		4.52
1.00	4.65	318,665	0.35		0.39		4.39
1.00	4.54	2,787,538	0.45		0.49		4.44
1.00	4.28	1,837,123	0.70		0.74		4.19

1.00	4.86	1,855,829	0.20		0.24		4.79
1.00	4.83	4	0.23		0.27		4.75
1.00	4.76	776,080	0.30		0.34		4.69
1.00	4.71	90,897	0.35		0.39		4.79
1.00	4.60	2,353,384	0.45		0.49		4.55
1.00	4.34	1,821,459	0.70		0.74		4.31

The accompanying notes are an integral part of these financial statements.          101

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended February 28, 2011 (Unaudited)

As a shareholder of FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares, FST Premier, FST Service, FST Class B, FST Class C, FST Resource or FST Cash Management Shares of a Fund you incur two types of cost: (1) transaction costs, including contingent deferred sales charges (with respect to FST Class B and FST Class C Shares); and (2) ongoing costs, including management fees and distribution, service and/or shareholder administration fees (with respect to all share classes except FST Shares) and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares, FST Premier, FST Service, FST Class B, FST Class C, FST Resource or FST Cash Management Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2010 through February 28, 2011.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the column heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Federal Fund				Government Fund				Money Market Fund
				Expenses				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended
Share Class	9/1/10	2/28/11		2/28/11*	9/1/10	2/28/11		2/28/11*	9/1/10	2/28/11		2/28/11*
FST Shares
Actual	$1,000.00	$1,000.10		$0.99	$1,000.00	$1,000.40		$0.89	$1,000.00	$1,000.80		$0.89
Hypothetical 5% return	1,000.00	1,023.80	+	1.00	1,000.00	1,023.90	+	0.90	1,000.00	1,023.90	+	0.90

FST Select Shares
Actual	1,000.00	1,000.10		1.04	1,000.00	1,000.20		1.04	1,000.00	1,000.70		1.04
Hypothetical 5% return	1,000.00	1,023.75	+	1.05	1,000.00	1,023.75	+	1.05	1,000.00	1,023.75	+	1.05

FST Preferred Shares
Actual	1,000.00	1,000.10		1.04	1,000.00	1,000.10		1.19	1,000.00	1,000.30		1.39
Hypothetical 5% return	1,000.00	1,023.75	+	1.05	1,000.00	1,023.60	+	1.20	1,000.00	1,023.41	+	1.40

FST Capital Shares
Actual	1,000.00	1,000.10		1.04	1,000.00	1,000.10		1.19	1,000.00	1,000.10		1.59
Hypothetical 5% return	1,000.00	1,023.75	+	1.05	1,000.00	1,023.60	+	1.20	1,000.00	1,023.21	+	1.61

FST Administration Shares
Actual	1,000.00	1,000.10		1.24	1,000.00	1,000.10		1.19	1,000.00	1,000.10		1.69
Hypothetical 5% return	1,000.00	1,023.75	+	1.25	1,000.00	1,023.60	+	1.20	1,000.00	1,023.11	+	1.71

FST Premier Shares
Actual	1,000.00	1,000.10		1.04	1,000.00	1,000.10		0.89	1,000.00	1,000.10		1.49
Hypothetical 5% return	1,000.00	1,023.75	+	1.05	1,000.00	1,023.90	+	0.90	1,000.00	1,023.31	+	1.51

FST Service Shares
Actual	1,000.00	1,000.10		1.04	1,000.00	1,000.10		1.19	1,000.00	1,000.10		1.69
Hypothetical 5% return	1,000.00	1,023.75	+	1.05	1,000.00	1,023.60	+	1.20	1,000.00	1,023.11	+	1.71

FST Resource Shares
Actual	1,000.00	1,000.10		0.99	1,000.00	1,000.10		0.89	1,000.00	1,000.10		1.88
Hypothetical 5% return	1,000.00	1,023.75	+	1.00	1,000.00	1,023.90	+	0.90	1,000.00	1,022.91	+	1.91

FST Cash Management Shares
Actual	1,000.00	1,000.10		1.04	1,000.00	1,000.10		0.89	1,000.00	1,000.10		3.03
Hypothetical 5% return	1,000.00	1,023.75	+	1.05	1,000.00	1,023.90	+	0.90	1,000.00	1,021.77	+	3.06

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended February 28, 2011 (Unaudited) (continued)

	Prime Obligations				Tax-Exempt California				Tax-Exempt New York
				Expenses				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended
Share Class	9/1/10	2/28/11		2/28/11*	9/1/10	2/28/11		2/28/11*	9/1/10	2/28/11		2/28/11*
FST Shares
Actual	$1,000.00	$1,000.70		$0.89	$1,000.00	$1,000.11		$1.44	$1,000.00	$1,000.30		$1.34
Hypothetical 5% return	1,000.00	1,023.90	+	0.90	1,000.00	1,023.36	+	1.45	1,000.00	1,023.46	+	1.35

FST Select Shares
Actual	1,000.00	1,000.50		1.04	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical 5% return	1,000.00	1,023.75	+	1.05	N/A	N/A		N/A	N/A	N/A		N/A

FST Preferred Shares
Actual	1,000.00	1,000.20		1.39	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical 5% return	1,000.00	1,023.41	+	1.40	N/A	N/A		N/A	N/A	N/A		N/A

FST Capital Shares
Actual	1,000.00	1,000.10		1.49	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical 5% return	1,000.00	1,023.31	+	1.51	N/A	N/A		N/A	N/A	N/A		N/A

FST Administration Shares
Actual	1,000.00	1,000.10		1.49	1,000.00	1,000.11		1.44	1,000.00	1,000.30		1.34
Hypothetical 5% return	1,000.00	1,023.31	+	1.51	1,000.00	1,023.36	+	1.45	1,000.00	1,023.46	+	1.35

FST Premier Shares
Actual	1,000.00	1,000.10		0.94	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical 5% return	1,000.00	1,023.85	+	0.95	N/A	N/A		N/A	N/A	N/A		N/A

FST Service Shares
Actual	1,000.00	1,000.10		1.49	1,000.00	1,000.11		1.44	1,000.00	1,000.30		1.34
Hypothetical 5% return	1,000.00	1,023.31	+	1.51	1,000.00	1,023.36	+	1.45	1,000.00	1,023.46	+	1.35

FST Class B Shares
Actual	1,000.00	1,000.10		1.49	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical 5% return	1,000.00	1,023.31	+	1.51	N/A	N/A		N/A	N/A	N/A		N/A

FST Class C Shares
Actual	1,000.00	1,000.10		1.49	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical 5% return	1,000.00	1,023.31	+	1.51	N/A	N/A		N/A	N/A	N/A		N/A

FST Resource Shares
Actual	1,000.00	1,000.10		1.49	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical 5% return	1,000.00	1,023.31	+	1.51	N/A	N/A		N/A	N/A	N/A		N/A

FST Cash Management Shares
Actual	1,000.00	1,000.10		1.83	1,000.00	1,000.11		1.44	1,000.00	1,000.30		1.34
Hypothetical 5% return	1,000.00	1,022.96	+	1.86	1,000.00	1,023.36	+	1.45	1,000.00	1,023.46	+	1.35

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended February 28, 2011 (Unaudited) (continued)

	Tax-Free Money Market Fund				Treasury Instruments Fund				Treasury Obligations Fund
				Expenses				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended
Share Class	9/1/10	2/28/11		2/28/11*	9/1/10	2/28/11		2/28/11*	9/1/10	2/28/11		2/28/11*
FST Shares
Actual	$1,000.00	$1,000.70		$0.89	$1,000.00	$1,000.10		$0.79	$1,000.00	$1,000.10		$0.99
Hypothetical 5% return	1,000.00	1,023.90	+	0.90	1,000.00	1,024.00	+	0.80	1,000.00	1,023.65	+	1.00

FST Select Shares
Actual	1,000.00	1,000.60		1.04	1,000.00	1,000.10		0.79	1,000.00	1,000.10		1.04
Hypothetical 5% return	1,000.00	1,023.75	+	1.05	1,000.00	1,024.00	+	0.80	1,000.00	1,023.80	+	1.05

FST Preferred Shares
Actual	1,000.00	1,000.20		1.39	1,000.00	1,000.10		0.79	1,000.00	1,000.10		1.09
Hypothetical 5% return	1,000.00	1,023.41	+	1.40	1,000.00	1,024.00	+	0.80	1,000.00	1,023.75	+	1.10

FST Capital Shares
Actual	1,000.00	1,000.10		1.49	1,000.00	1,000.10		0.79	1,000.00	1,000.10		1.09
Hypothetical 5% return	1,000.00	1,023.31	+	1.51	1,000.00	1,024.00	+	0.80	1,000.00	1,023.75	+	1.10

FST Administration Shares
Actual	1,000.00	1,000.10		1.49	1,000.00	1,000.10		0.79	1,000.00	1,000.10		1.09
Hypothetical 5% return	1,000.00	1,023.31	+	1.51	1,000.00	1,024.00	+	0.80	1,000.00	1,023.75	+	1.10

FST Premier Shares
Actual	1,000.00	1,000.10		1.49	1,000.00	1,000.10		0.79	1,000.00	1,000.10		1.04
Hypothetical 5% return	1,000.00	1,023.31	+	1.51	1,000.00	1,024.00	+	0.80	1,000.00	1,023.80	+	1.05

FST Service Shares
Actual	1,000.00	1,000.10		1.49	1,000.00	1,000.10		0.79	1,000.00	1,000.10		1.09
Hypothetical 5% return	1,000.00	1,023.31	+	1.51	1,000.00	1,024.00	+	0.80	1,000.00	1,023.75	+	1.10

FST Resource Shares
Actual	1,000.00	1,000.10		1.49	1,000.00	1,000.10		0.79	1,000.00	1,000.10		0.99
Hypothetical 5% return	1,000.00	1,023.31	+	1.51	1,000.00	1,024.00	+	0.80	1,000.00	1,023.65	+	1.00

FST Cash Management Shares
Actual	1,000.00	1,000.10		1.93	1,000.00	1,000.10		0.79	1,000.00	1,000.10		0.99
Hypothetical 5% return	1,000.00	1,022.86	+	1.96	1,000.00	1,024.00	+	0.80	1,000.00	1,023.65	+	1.00

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2011. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

	FST	FST Select	FST Preferred	FST Capital	FST Administration	FST Premier	FST Service	FST Class B	FST Class C	FST Resource	FST Cash Management
Fund	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares

Federal	0.20%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	N/A	N/A	0.21%	0.21%
Government	0.18	0.21	0.24	0.24	0.24	0.18	0.24	N/A	N/A	0.18	0.18
Money Market	0.18	0.21	0.28	0.32	0.34	0.30	0.34	N/A	N/A	0.38	0.61
Prime Obligations	0.18	0.21	0.28	0.30	0.30	0.19	0.30	0.30%	0.30%	0.30	0.37
Tax-Exempt California	0.29	N/A	N/A	N/A	0.29	N/A	0.29	N/A	N/A	N/A	0.29
Tax-Exempt New York	0.27	N/A	N/A	N/A	0.27	N/A	0.27	N/A	N/A	N/A	0.27
Tax-Free Money Market	0.18	0.21	0.28	0.30	0.30	0.30	0.30	N/A	N/A	0.30	0.39
Treasury Instruments	0.16	0.16	0.16	0.16	0.16	0.16	0.16	N/A	N/A	0.16	0.16
Treasury Obligations	0.19	0.20	0.21	0.21	0.21	0.20	0.21	N/A	N/A	0.19	0.19

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $717.1 billion in assets under management as of December 31, 2010 — our investment professionals bring firsthand knowledge of local markets to every investment decision. Goldman Sachs Asset Management ranks in the top 10 asset management firms worldwide, based on assets under management.1

OVERVIEW OF GOLDMAN SACHS FUNDS

Money Market[2] Financial Square Fundssm
■ Financial Square Tax-Exempt Funds
■ Financial Square Federal Fund
■ Financial Square Government Fund
■ Financial Square Money Market Fund
■ Financial Square Prime Obligations Fund
■ Financial Square Treasury Instruments Fund
■ Financial Square Treasury Obligations Fund

Fixed Income
Short Duration and Government
■ Enhanced Income Fund
■ Ultra-Short Duration Govt. Fund
■ Short Duration Government Fund
■ Government Income Fund
■ Inflation Protected Securities Fund
Multi-Sector
■ Core Fixed Income Fund
■ Core Plus Fixed Income Fund
■ Global Income Fund
■ Strategic Income Fund
Municipal and Tax-Free
■ High Yield Municipal Fund
■ Municipal Income Fund
■ Short Duration Tax-Free Fund
Single Sector
■ Investment Grade Credit Fund
■ U.S. Mortgages Fund
■ High Yield Fund
■ High Yield Floating Rate Fund
■ Emerging Markets Debt Fund
■ Local Emerging Markets Debt Fund
Corporate Credit
■ Credit Strategies Fund

Fundamental Equity
■ Growth and Income Fund
■ Small Cap Value Fund
■ Mid Cap Value Fund
■ Large Cap Value Fund
■ Capital Growth Fund
■ Strategic Growth Fund
■ Small/Mid Cap Growth Fund
■ Flexible Cap Growth Fund[3]
■ Concentrated Growth Fund
■ Technology Tollkeeper FundSM 5
■ Growth Opportunities Fund
■ U.S. Equity Fund

Structured Equity
■ Balanced Fund
■ Structured Small Cap Equity Fund
■ Structured U.S. Equity Fund
■ Structured Small Cap Growth Fund
■ Structured Large Cap Growth Fund
■ Structured Large Cap Value Fund
■ Structured Small Cap Value Fund
■ Structured Tax-Managed Equity Fund
■ Structured International Tax-Managed Equity Fund
■ U.S. Equity Dividend and Premium Fund

■ International Equity Dividend and Premium Fund
■ Structured International Small Cap Fund
■ Structured International Equity Fund
■ Structured Emerging Markets Equity Fund

Fundamental Equity International
■ Strategic International Equity Fund
■ Concentrated International Equity Fund
■ International Small Cap Fund
■ Asia Equity Fund
■ Emerging Markets Equity Fund
■ BRIC Fund (Brazil, Russia, India, China)
■ N-11 Equity Fund

Select Satellite[4]■ Real Estate Securities Fund
■ International Real Estate Securities Fund
■ Commodity Strategy Fund
■ Dynamic Allocation Fund
■ Absolute Return Tracker Fund

Total Portfolio Solutions[4]■ Balanced Strategy Portfolio
■ Growth and Income Strategy Portfolio
■ Growth Strategy Portfolio
■ Equity Growth Strategy Portfolio
■ Income Strategies Portfolio
■ Satellite Strategies Portfolio
■ Retirement Strategies Portfolios
■ Enhanced Dividend Global Equity Portfolio
■ Tax Advantaged Global Equity Portfolio

Firmwide assets under management includes assets managed by GSAM and its Investment Advisory Affiliates.

[1]	Ranking for Goldman Sachs Group, Inc., includes Goldman Sachs Asset Management, Private Wealth Management and Merchant Banking 2009 year-end assets. Ranked 9th in total assets worldwide. Pensions&Investments, June 2010.
[2]	An investment in the Financial Square Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.
[3]	Effective March 31, 2011, the Goldman Sachs All Cap Growth Fund changed its name to the Goldman Sachs Flexible Cap Growth Fund.
[4]	Individual Funds within the Total Portfolio Solutions and Select Satellite categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Total Portfolio Solutions or Select Satellite category.
[5]	Effective July 31, 2010, the Goldman Sachs Tollkeeper Fund was renamed the Goldman Sachs Technology Tollkeeper Fund.
The Goldman Sachs Technology Tollkeeper Fundsm and Financial Square Fundssm are registered service marks of Goldman, Sachs & Co.

TRUSTEES Ashok N. Bakhru, Chairman Donald C. Burke John P. Coblentz, Jr. Diana M. Daniels Joseph P. LoRusso James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel	OFFICERS James A. McNamara, President George F. Travers, Principal Financial Officer Peter V. Bonanno, Secretary Scott M. McHugh, Treasurer

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-621-2550; and (II) on the Securities and Exchange Commission (“SEC”) Web site at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. When available, the Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Fund’s entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman, Sachs & Co. by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

Financial Square Fundssm is a registered service mark of Goldman, Sachs & Co.

Goldman, Sachs & Co. is the distributor of the Goldman Sachs Funds.

© 2011 Goldman Sachs. All rights reserved. 51503.MF.MED.TMPL/4/2011 FSQSAR11 / 259K

ITEM 2.	CODE OF ETHICS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The information required by this Item is only required in connection with an annual report on this Form N-CSR.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	May 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	May 2, 2011

By:	/s/ George F. Travers

George F. Travers
Principal Financial Officer
Goldman Sachs Trust

Date:	May 2, 2011